THE DLB FUND GROUP


                               SEMI-ANNUAL REPORT
                                   APRIL 2002
























                        EXPERIENCE TO MANAGE THE FUTURE

TABLE OF CONTENTS

DLB Core Growth Fund                                                          1

DLB Value Fund                                                                3

DLB Enhanced Index Core Equity Fund                                           5

DLB Enhanced Index Growth Fund                                                7

DLB Enhanced Index Value Fund                                                 9

DLB Technology Fund                                                          11

DLB Small Capitalization Value Fund                                          13

DLB Small Company Opportunities Fund                                         15

DLB Stewart Ivory International Fund                                         17

DLB Stewart Ivory Emerging Markets Fund                                      19

DLB Fixed Income Fund                                                        21

DLB High Yield Fund                                                          23

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DLB CORE GROWTH FUND
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FUND INVESTMENT OBJECTIVE
The DLB Core Growth Fund seeks long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective.

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FUND FACTS
as of April 30, 2002

INCEPTION DATE:
  January 20, 1998

BENCHMARK: S&P 500

MANAGER TENURE:
  Since Inception

TOTAL ASSETS: $115.5 million

TICKER SYMBOL: DLBRX

TOTAL EXPENSE RATIO: 0.74%

CUSIP#: 232941708


PORTFOLIO MANAGER
JAMES B. GRIBBELL, CFA
Managing Director
Portfolio Manager

David L. Babson & Company
  Since 1991
Merrill Lynch/Lambert Smith
  Hampton Corporate
  Real Estate - 2 years

Wharton Business School,
  University of Pennsylvania,
  B.S., 1982

Chartered Financial Analyst
--------------------------------------------------------------------------------
FUND PERFORMANCE
In a challenging environment for growth stock investing, the DLB Core Growth Fund advanced 1.04% for the six-month period ended April 30, 2002. The Fund's benchmark, the S&P 500 Index, returned 2.31% for the same time period.

MARKET HIGHLIGHTS
Over the six-month period ended April 30, 2002, the stock market exhibited considerable volatility as investors continued to await more concrete signs of broad-based economic recovery. Technology and telecommunications companies were particularly punished based on a sharp decline in corporate spending and weak market demand. The market also struggled with post-Enron accounting issues that have plagued several companies with overly aggressive accounting practices.

On a positive note, the defensive sectors of the market have rallied as investors have reduced risk and shifted towards value-related holdings. In addition, financial stocks have performed strongly due to the Federal Reserve's aggressive interest rate cuts, and consumer-oriented companies have benefited from continued consumer spending and the strong housing market.

PORTFOLIO HIGHLIGHTS
Four areas of the Fund's portfolio - software, transaction processing, financial services, and consumer-related holdings - contributed positively to the Fund's performance. The Fund was helped by its core software and transaction processing holdings in the technology sector. While the environment for technology stocks has been challenging, companies including Symantec and Adobe Systems increased dramatically over the period, bouncing back from last year's technology sell-off. The Fund's large weighting in transaction processing companies within technology also contributed positively to results. Companies including Paychex and Fiserv, with high levels of recurring revenues and stable earnings growth, have attracted capital while other areas of technology have struggled. In financial services, the Fund has pursued an overweight strategy that continues to benefit from the Federal Reserve's aggressive easing policy.

With respect to areas of weakness, the Fund was hurt by its exposure to technology hardware companies, including EMC Corp. and Sun Microsystems. Hardware companies continue to be hurt by a lack of capital spending and a shift away from hardware in favor of software and security providers. Holdings in the media and comunications-related areas, including Liberty Media Corp. and Qwest Communications, also disappointed.

OUTLOOK
At the end of the Fund's fiscal year in October 2001, we expressed a cautious outlook for near-term equity market performance. At the time, we cited declines in capital spending, excess inventory concerns, and the risk of

TOTAL RETURNS (%) FOR PERIODS ENDED 4/30/02

                                                                   SINCE
                                          6 MONTHS    1 YEAR     INCEPTION
                                          11/1/01-    5/1/01-     1/20/98-
                                          4/30/02     4/30/02     4/30/02
--------------------------------------------------------------------------------
DLB CORE GROWTH                             1.04      -18.29        0.46

S&P 500 Index                               2.31      -12.62        4.04

RUSSELL 1000                               -2.13      -20.10        0.52
GROWTH INDEX

Periods over one year are annualized.

GROWTH OF A $100,000 INVESTMENT
CUMULATIVE TOTAL RETURN SINCE INCEPTION 1/20/98

                              [GRAPH APPEARS HERE]

              DLB CORE      RUSSELL 1000     S&P 500                    DLB CORE      RUSSELL 1000     S&P 500
               GROWTH       GOWTH INDEX       INDEX                      GROWTH       GOWTH INDEX       INDEX
             $100,000.00    $100,000.00    $100,000.00
   Jan-98    $101,900.00    $103,220.00    $102,010.00     Mar 2000    $172,877.55    $198,296.87    $160,600.64
28-Feb-98    $108,900.53    $110,982.14    $109,364.92     Apr 2000    $163,334.71    $188,857.94    $155,766.56
31-Mar-98    $110,697.39    $115,410.33    $114,964.40     May 2000    $151,002.94    $179,339.50    $152,573.35
30-Apr-98    $114,793.19    $117,002.99    $116,125.55     Jun 2000    $162,901.97    $192,933.43    $156,326.65
31-May-98    $110,488.45    $113,680.11    $114,128.19     Jul 2000    $158,080.07    $184,888.11    $153,887.96
30-Jun-98    $114,189.81    $120,637.33    $118,761.79     Aug 2000    $172,006.92    $201,620.48    $163,444.40
31-Jul-98    $114,395.35    $119,841.13    $117,491.04     Sep 2000    $163,320.57    $182,547.19    $154,814.54
31-Aug-98     $97,396.20    $101,852.97    $100,501.83     Oct 2000    $157,000.07    $173,912.70    $154,164.32
30-Sep-98    $104,291.85    $109,675.28    $106,944.00     Nov 2000    $138,678.16    $148,277.97    $142,016.17
31-Oct-98    $112,291.04    $118,493.17    $115,638.55     Dec 2000    $138,067.97    $143,592.39    $142,712.05
30-Nov-98    $120,993.59    $127,510.50    $122,646.25     Jan 2001    $144,488.14    $153,514.62    $147,778.32
31-Dec-98    $131,326.45    $139,011.95    $129,710.67     Feb 2001    $123,652.95    $127,447.84    $134,300.94
31-Jan-99    $131,431.51    $147,171.95    $135,132.58     Mar 2001    $112,870.41    $113,581.51    $125,786.26
28-Feb-99    $124,058.20    $140,446.19    $130,929.95     Apr 2001    $124,744.38    $127,949.58    $135,559.85
31-Mar-99    $130,608.47    $147,847.71    $136,167.15     May 2001    $122,074.85    $126,068.72    $136,468.11
30-Apr-99    $131,731.71    $148,039.91    $141,436.82     Jun 2001    $120,744.23    $123,143.92    $133,151.93
31-May-99    $128,346.20    $143,495.09    $138,098.91     Jul 2001    $117,351.32    $120,065.32    $131,847.04
30-Jun-99    $134,802.02    $153,539.74    $145,763.40     Aug 2001    $107,423.40    $110,243.98    $123,593.42
31-Jul-99    $132,550.82    $148,657.18    $141,215.58     Sep 2001     $97,003.33     $99,241.63    $113,619.43
31-Aug-99    $130,496.28    $151,080.29    $140,509.50     Oct 2001    $100,883.46    $104,451.82    $115,789.56
30-Sep-99    $126,085.51    $147,907.60    $136,659.54     Nov 2001    $108,147.07    $114,489.64    $124,670.62
31-Oct-99    $132,440.22    $159,074.63    $145,310.09     Dec 2001    $110,169.42    $114,272.11    $125,767.72
30-Nov-99    $136,850.48    $167,664.66    $148,259.89     Jan 2002    $109,927.05    $112,249.49    $123,931.51
 Dec 1999    $148,564.88    $185,101.78    $156,992.40     Feb 2002    $105,321.10    $107,591.14    $121,539.63
 Jan 2000    $143,201.69    $176,420.51    $149,111.38     Mar 2002    $110,165.87    $111,313.79    $126,109.52
 Feb 2000    $161,416.94    $185,047.47    $146,293.17     Apr 2002    $101,925.47    $102,230.58    $118,467.29

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
TOP 10 EQUITY HOLDINGS, April 30, 2002
                                    % of Fund Assets

Federal Home Loan Mortgage Corp.          4.82

Pfizer Inc.                               4.78

American International Group, Inc.        4.04

Kinder Morgan, Inc.                       3.85

Exxon Mobil Corporation                   3.67

Citigroup, Inc.                           3.60

Paychex, Inc.                             3.52

Liberty Media Corporation Cl.A            3.35

Medtronic, Inc.                           2.94

Fiserv, Inc.                              2.47

Total                                    37.04

SECTOR DIVERSIFICATION, April 30, 2002
                                   % of Fund Assets

                                          S&P
                             Portfolio    500    Difference

Technology                      19.6      23.8      -4.2

Health Care                     17.0      26.7      -9.7

Consumer Non Cyc.                8.6      16.9      -8.3

Consumer Cyclical                3.6      11.9      -8.3

Consumer Services                6.9       1.9       5.0

Energy                           6.0       0.0       6.0

Basic Materials                  0.9       1.5      -0.6

Industrials                      0.7       2.7      -2.0

Transportation                   0.0       0.0       0.0

Financial Services              21.9       9.3      12.6

Utilities                        2.9       0.1       2.8

Telecommunications               0.0       0.3      -0.3

Commercial Svcs.                12.0       4.9       7.1

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------
weakening consumer spending. Today, capital spending, while no longer declining, continues to be stagnant; inventories have been worked down to more realistic levels, but we are not yet seeing signs of increased end market demand; and the consumer continues to be resilient. While there continue to be clear signs of an improvement in the broader economy in the second half of 2002, this has yet to provide a catalyst for recovery in corporate profit growth. We do not expect to see a more sustainable recovery in stock prices until the profit environment improves. Currently, the decline in corporate profitability has ceased and some industries have realized marginal improvement, but to date there have been no concrete signs of broad earnings recovery. We remain optimistic for an economic and financial market recovery, but continue to be uncertain as to the exact timing.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Standard & Poors 500 Index(C) is an index of common stocks frequently used as a general measure of stock market performance. The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities with greater than average growth orientation, exhibiting higher price-to-book ratios and forecasted growth values than value securities. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Indices, and performance of the Fund will differ.

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DLB VALUE FUND
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FUND INVESTMENT OBJECTIVE
The DLB Value Fund seeks long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies.

--------------------------------------------------------------------------------
FUND FACTS
as of April 30, 2002

INCEPTION DATE:
  July 25, 1995

BENCHMARK:
  Russell 1000 Value

MANAGER TENURE:
  May 27, 1999

TOTAL ASSETS: $64.6 million

TICKER SYMBOL: DLBVX

NET EXPENSE RATIO*: 0.80%

CUSIP#: 232941302

PORTFOLIO MANAGER
ANTHONY M. MARAMARCO,
CFA

Managing Director
Portfolio Manager
David L. Babson & Company-
  Since 1996
Concert Capital Management-
  3 years
Massachusetts Mutual Life
Insurance Company - 8 years
Colby College, B.A., 1971
University of Chicago, M.A./
  Ph.D, 1977
Rensselaer Polytechnic
  Institute, M.B.A., 1981

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 0.84%.
--------------------------------------------------------------------------------
FUND PERFORMANCE
As value stocks continued to outperform their growth counterparts, the DLB Value Fund generated strong performance for the six-month period ended April 30, 2002. The Fund returned 17.20% for the period, versus an 8.87% return for its benchmark, the Russell 1000 Value Index, for the same time period.

MARKET HIGHLIGHTS
During the six-month period ended April 30, 2002, the equity markets have shown little definitive direction, with no factors significantly dominating performance either positively or negatively.

Over the six-month period ended April 30, 2002, the market has been slowly pulling itself out of the aftermath of September 11th and what was already an economic slowdown prior to that. While results have been encouraging in the first quarter of 2002, the overall trend in economic improvement has been slow, and in some cases has featured conflicting economic data. On balance, however, economic news has been more positive than negative. Amid this gradual recovery, value stocks have continued to attract investor attention based on their conservative characteristics relative to growth stocks.

PORTFOLIO HIGHLIGHTS
The most significant contributors to the Fund's performance shared two common traits - their relation to the consumer and their steady business models. In financial services, two of our regional bank holdings, Wells Fargo & Co. and Wachovia Corp., benefited from their strong consumer franchises and favorable interest rates. A theme that also proved successful was the Fund's investments in student loan companies. Holdings such as Student Loan Corp., the Fund's largest performance contributor for the six-month period ended April 30, 2002, have performed well based on the attractiveness of their sustainable cash flows.

With respect to areas of weakness, a couple of the Fund's quality technology investments, IBM Corp. and Compuware Corp., did not perform well due to continued weakness in technology demand. Additionally, Rite Aid Corp. was pressured downward by an overhang of negative news related to its financial structure.

In general, the Fund continues to be positioned conservatively. Its top-ten holdings, represented by two utility companies, two insurance companies, two student loan companies, two consumer product companies, and one healthcare company, reflect this strategy. The Fund continues to believe that a balanced approach, with an emphasis on steady companies at attractive valuations, is the best strategic positioning amid a slowly improving economic landscape.

OUTLOOK
We continue to believe that there are encouraging signs pointing to further economic

TOTAL RETURNS (%) FOR PERIODS ENDED 4/30/02

                                                                   SINCE
                             6 MONTHS     1 YEAR     5 YEARS     INCEPTION
                             11/1/01-     5/1/01-    5/1/97-      7/25/95-
                             4/30/02     4/30/02     4/30/02      4/30/02
--------------------------------------------------------------------------------
DLB Value                     17.20        4.68       8.68         11.57

Russell 1000                   8.87       -3.91       9.78         13.41
Value Index

S&P 500 Index                  2.31      -12.62       7.55         12.00

S&P/BARRA                      3.91      -14.86       7.49         11.32
Large Cap Value Index

Periods over one year are annualized.




GROWTH OF A $100,000 INVESTMENT
CUMULATIVE TOTAL RETURN SINCE INCEPTION 7/25/95

                              [GRAPH APPEARS HERE]

            DLB VALUE     S&P 500    S&P 500/BARRA RUSSELL 1000             DLB VALUE     S&P 500    S&P 500/BARRA RUSSELL 1000
              FUND         INDEX      VALUE INDEX  VALUE INDEX                FUND         INDEX      VALUE INDEX  VALUE INDEX
           $100,000.00  $100,000.00   $100,000.00  $100,000.00
31-Jul-95  $100,800.00  $102,400.00   $100,250.00  $103,480.00  31-Dec-98  $178,304.47  $239,159.98   $202,542.67  $220,487.88
31-Aug-95  $100,699.20  $102,656.00   $101,102.13  $104,939.07  31-Jan-99  $174,363.94  $249,156.86   $206,634.03  $222,251.78
30-Sep-95  $104,294.16  $106,988.08   $104,620.48  $108,737.86  28-Feb-99  $175,340.38  $241,408.08   $202,191.40  $219,118.03
31-Oct-95  $102,093.55  $106,602.93   $102,988.40  $107,661.36  31-Mar-99  $179,040.06  $251,064.41   $208,317.80  $223,653.78
30-Nov-95  $106,789.86  $111,282.79   $108,384.99  $113,109.02  30-Apr-99  $201,455.88  $260,780.60   $226,274.79  $244,543.04
31-Dec-95  $108,178.13  $113,430.55   $111,387.26  $115,948.06  31-May-99  $198,998.12  $254,626.18   $222,269.73  $241,853.07
31-Jan-96  $110,428.23  $117,287.19   $114,717.73  $119,565.64  30-Jun-99  $201,823.89  $268,757.93   $230,804.88  $248,866.81
28-Feb-96  $113,398.75  $118,377.96   $115,796.08  $120,474.34  31-Jul-99  $195,204.07  $260,372.68   $223,696.09  $241,575.01
31-Mar-96  $116,880.09  $119,514.39   $118,505.71  $122,522.40  31-Aug-99  $189,406.51  $259,070.82   $218,036.58  $232,612.58
30-Apr-96  $118,306.03  $121,271.25   $119,714.47  $122,987.99  30-Sep-99  $178,439.87  $251,972.28   $209,511.35  $224,494.40
30-May-96  $121,370.16  $124,400.05   $121,522.16  $124,525.34  31-Oct-99  $183,614.62  $267,922.12   $221,327.79  $237,425.27
30-Jun-96  $120,654.07  $124,872.77   $120,938.85  $124,624.96  30-Nov-99  $179,556.74  $273,360.94   $220,021.96  $235,573.36
31-Jul-96  $116,467.38  $119,353.39   $115,835.23  $119,914.13   Dec 1999  $179,251.50  $289,461.90   $228,294.78  $236,704.11
31-Aug-96  $120,252.57  $121,871.75   $119,032.28  $123,343.68   Jan 2000  $166,435.01  $274,930.92   $221,035.01  $228,987.56
30-Sep-96  $124,040.52  $128,733.13   $124,126.86  $128,252.75   Feb 2000  $149,392.07  $269,734.72   $207,220.32  $211,973.78
31-Oct-96  $125,057.65  $132,286.16   $128,322.35  $133,216.14   Mar 2000  $170,381.65  $296,114.78   $228,833.40  $237,834.58
30-Nov-96  $134,874.68  $142,287.00   $138,139.01  $142,874.31   Apr 2000  $172,017.32  $287,201.72   $227,300.22  $235,075.70
31-Dec-96  $134,132.87  $139,469.72   $135,873.53  $141,045.52   May 2000  $177,470.27  $281,314.09   $228,004.85  $237,543.99
31-Jan-97  $139,806.69  $148,186.57   $142,137.30  $147,886.22   Jun 2000  $169,288.89  $288,234.41   $218,998.66  $226,688.23
28-Feb-97  $142,155.44  $149,342.43   $143,174.91  $150,060.15   Jul 2000  $173,791.97  $283,737.96   $223,378.63  $229,521.84
31-Mar-97  $136,909.91  $143,204.45   $138,278.32  $144,657.98   Aug 2000  $182,238.26  $301,358.08   $238,345.00  $242,283.25
30-Apr-97  $139,374.28  $151,753.76   $143,463.76  $150,733.62   Sep 2000  $179,923.84  $285,446.38   $238,297.33  $244,512.26
31-May-97  $147,402.24  $160,995.56   $152,458.94  $159,159.63   Oct 2000  $187,156.77  $284,247.50   $242,753.49  $250,527.26
30-Jun-97  $152,752.94  $168,208.17   $158,282.87  $165,987.58   Nov 2000  $186,745.03  $261,848.80   $230,324.51  $241,232.70
31-Jul-97  $166,668.74  $181,597.54   $170,945.50  $178,469.84     Dec 00  $196,119.63  $263,131.86   $242,186.22  $253,318.46
31-Aug-97  $162,068.68  $171,428.07   $163,218.76  $172,116.32     Jan 01  $195,570.49  $272,473.04   $252,406.48  $254,281.07
30-Sep-96  $171,063.49  $180,822.33   $172,783.38  $182,512.14     Feb 01  $195,981.19  $247,623.50   $235,671.93  $247,212.05
31-Oct-97  $163,468.27  $174,782.87   $166,442.23  $177,420.05     Mar 01  $190,689.70  $231,924.17   $226,362.89  $238,485.47
30-Nov-97  $170,644.53  $182,875.31   $172,783.68  $185,262.02     Apr 01  $201,825.98  $249,944.68   $241,710.29  $250,171.25
31-Dec-97  $169,415.89  $186,020.77   $176,619.48  $190,671.67   May 2001  $204,469.90  $251,619.31   $244,248.25  $255,800.11
31-Jan-98  $169,754.72  $188,085.60   $174,447.06  $187,964.13   Jun 2001  $203,222.63  $245,504.96   $236,334.61  $250,121.35
28-Feb-98  $182,825.83  $201,646.57   $187,530.59  $200,614.12   Jul 2001  $202,247.16  $243,099.01   $232,246.02  $249,596.09
31-Mar-98  $192,369.34  $211,970.88   $197,038.39  $212,891.70   Aug 2001  $199,051.66  $227,905.32   $218,822.20  $239,587.29
30-Apr-98  $196,582.23  $214,111.78   $199,363.44  $214,318.08   Sep 2001  $181,654.54  $209,513.36   $198,034.09  $222,720.34
31-May-98  $189,878.78  $210,429.06   $196,552.42  $211,146.17   Oct 2001  $180,255.80  $213,515.07   $198,034.09  $220,804.95
30-Jun-98  $191,815.54  $218,972.48   $198,046.22  $213,848.84   Nov 2001  $190,133.82  $229,891.67   $210,609.26  $233,633.71
31-Jul-98  $179,309.17  $216,629.47   $193,748.61  $210,085.10   Dec 2001  $195,476.58  $231,914.72   $213,810.52  $239,147.47
31-Aug-98  $150,512.12  $185,304.85   $162,593.84  $178,824.44   Jan 2002  $199,151.54  $228,528.76   $207,952.11  $237,306.04
30-Sep-98  $157,706.59  $197,182.89   $172,479.54  $189,088.96   Feb 2002  $202,537.12  $224,118.16   $206,101.34  $237,685.72
31-Oct-98  $171,521.69  $213,213.86   $185,984.69  $203,743.36   Mar 2002  $213,251.33  $232,545.00   $216,653.72  $248,928.26
30-Nov-98  $177,576.41  $226,134.62   $195,674.49  $213,237.80   Apr 2002  $211,268.09  $218,452.77   $205,799.37  $240,390.02

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
TOP 10 EQUITY HOLDINGS, April 30, 2002
                            % of Fund Assets

Tenet Healthcare Corporation       4.06

Student Loan Corporation           3.54

Lockheed Martin Corporation        3.43

USA Education, Inc.                3.13

Fortune Brands, Inc.               2.98

Everest Re Group, Ltd.             2.84

The Allstate Corporation           2.81

Duke Energy Corporation            2.77

Diageo PLC ADR (United Kingdom)    2.73

Sempra Energy                      2.66

Total                             30.95


SECTOR DIVERSIFICATION, April 30, 2002
                        % of Fund Assets

                                  Russell
                    Portfolio      1000      Difference
                                  Value

Technology              7.1        5.3           1.8

Health Care             8.3        5.5           2.8

Consumer Disc.          5.6       11.4          -5.8

Consumer Staples       13.9        7.1           6.8

Integrated Oils         6.4        8.5          -2.1

Other Energy            0.0        1.4          -1.4

Materials & Process.   10.3        5.4           4.9

Producer Durables       7.4        4.1           3.3

Autos & Transport.      5.8        3.6           2.2

Financial Services     26.4       32.1          -5.7

Utilities               5.4       13.1          -7.7

Other                   3.4        2.5           0.9

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------
recovery. Inventory levels, which have been a drag on the economy for some time, have been worked down, interest rates are favorably low, and the consumer appetite continues to be resilient. However, we do not expect to see a more sustained recovery in stock prices until profits improve. Currently, the decline in corporate profits has ceased and some industries have seen improvement, but to date there have been no concrete signs of broad earnings recovery. As a result, we believe the DLB Value Fund strategy, which emphasizes caution, fundamentals and attractive valuations, should continue to be rewarded.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment dvice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Russell 1000 Value Index is an unmanaged index consisting of those Russell 1000 securities with lower price-to-book and forecasted growth ratios than growth securities. The Standard & Poors 500 Index(C) is an index of common stocks frequently used as a general measure of stock market performance. The Standard & Poors 500(C)/Barra Value Index is an unmanaged index of those common stocks that have the lowest price to book ratios comprising half of the aggregate market capitalization of the Standard & Poors 500 Index(C). Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Indices, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX CORE EQUITY FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Core Equity Fund seeks to outperform the total return performance of its benchmark, the S&P 500, while maintaining risk characterisitics similar to those of the benchmark.

--------------------------------------------------------------------------------
FUND FACTS
as of April 30, 2002

INCEPTION DATE:
August 26, 1996

BENCHMARK:
S&P 500

TOTAL ASSETS:
$29.0 million

TICKER SYMBOL:
DLBQX

NET EXPENSE RATIO*:
0.70%

CUSIP #:
232941609

PORTFOLIO MANAGERS
David L. Babson & Company Inc.'s Quantitative Investment Team

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.05%.
--------------------------------------------------------------------------------
FUND PERFORMANCE
For the six-month period ended April 30, 2002, the DLB Enhanced Index Core Equity Fund performed in line with its objective by advancing 2.45%. The Fund outpaced the performance of its benchmark, the S&P 500 Index, which returned 2.31% for the same time period.

MARKET HIGHLIGHTS
Over the past six-month period ended April 30, 2002, the stock market continued its volatile performance pattern as investors awaited more concrete signs of broad-based economic recovery. While economic news continued to point to gradual recovery, international conflicts, rising energy prices, and corporate accounting issues raised concerns and impacted broader equity market performance. Areas of the market that were particularly hurt were technology and telecommunications companies that have struggled against a sharp decline in corporate spending and weak market demand.

Over this time period, small cap stocks, which continue to feature a more attractive mix of valuation and earnings growth, advanced while their larger cap counterparts disappointed. Additionally, value stocks outperformed growth stocks as their defensive and cyclical characteristics continued to attract positive sentiment among investors anticipating economic recovery. Furthermore, the consumer, benefiting from a favorable interest rate environment, tame inflationary pressure, moderate unemployment, and strong housing prices, continued to show a resiliency that buoyed the market's consumer-oriented sectors and companies.

PORTFOLIO HIGHLIGHTS
The DLB Enhanced Index Core Equity Fund benefited from an environment that saw value factors as well as momentum factors working positively.

Given that performance among stocks in the S&P 500 Index has been heavily concentrated on the Index's smallest capitalization companies, the Fund has maintained an overweight position in this component. The Fund has also favored companies with simple business models that are trading cheaply relative to their historic growth rates. With respect to areas of relative underweight, the Fund's models continue to point away from entertainment and communications-related companies dependent on advertising revenues that have flattened sharply in the economic downturn.

OUTLOOK
We continue to believe that there are challenges facing U.S. financial assets. Total debt is currently nearly three times GDP, and in large part, foreign investors have financed this debt. This has put the dollar in a tenuous position. We believe this debt burden could keep a cap on economic recovery, since growth and inflation may be met with considerable selling that could drive yields upward and stifle growth.

TOTAL RETURNS (%) FOR PERIODS ENDED 4/30/02

                                                                      SINCE
                                6 MONTHS     1 YEAR      5 Years    INCEPTION
                                11/1/01-     5/1/01-     5/1/97-     8/26/96-
                                4/30/02      4/30/02     4/30/02     4/30/02
--------------------------------------------------------------------------------
DLB Enhanced                      2.45       -11.96        4.65        9.17
Index Core Equity

S&P 500                           2.31       -12.62        7.55       10.37
Index

Russell                          -2.13       -20.10        4.42        7.18
1000 Growth Index

Periods over one year are annualized.




GROWTH OF A $100,000 INVESTMENT
CUMULATIVE TOTAL RETURN SINCE INCEPTION 8/26/96

                              [GRAPH APPEARS HERE]

           DLB ENHANCED   RUSSELL                           DLB ENHANCED   RUSSELL
            INDEX CORE  1000 GROWTH    S&P 500               INDEX CORE  1000 GROWTH    S&P 500
              EQUITY       INDEX        INDEX                  EQUITY       INDEX        INDEX
           $100,000.00  $100,000.00  $100,000.00
   Aug-96   $98,500.00  $100,240.00   $97,790.00  31-Jul-99  $214,384.82  $220,683.16  $208,923.27
30-Sep-96  $106,399.70  $107,537.47  $103,295.58  31-Aug-99  $214,256.19  $224,280.29  $207,878.65
31-Oct-96  $110,102.41  $108,182.70  $106,146.53  30-Sep-99  $208,064.19  $219,570.41  $202,182.78
30-Nov-96  $120,099.71  $116,307.22  $114,171.21  31-Oct-99  $213,889.98  $236,147.97  $214,980.95
31-Dec-96  $118,502.38  $114,027.60  $111,910.62  30-Nov-99  $216,627.78  $248,899.96  $219,345.06
31-Jan-97  $127,449.31  $122,020.93  $118,905.04   Dec 1999  $239,005.42  $274,785.56  $232,264.49
28-Feb-97  $128,163.03  $121,191.19  $119,832.50   Jan 2000  $226,362.04  $261,898.11  $220,604.81
31-Mar-97  $123,382.55  $114,634.74  $114,907.38   Feb 2000  $237,068.96  $274,704.93  $216,435.38
30-Apr-97  $131,920.62  $122,246.49  $121,767.35   Mar 2000  $265,019.39  $294,373.81  $237,602.76
31-May-97  $139,849.05  $131,072.69  $129,182.98   Apr 2000  $264,197.83  $280,361.61  $230,450.91
30-Jun-97  $144,631.89  $136,315.60  $134,970.38   May 2000  $254,475.35  $266,231.39  $225,726.67
31-Jul-97  $160,281.06  $148,365.89  $145,714.02   Jun 2000  $260,862.68  $286,411.73  $231,279.55
31-Aug-97  $154,382.71  $139,686.49  $137,554.04   Jul 2000  $245,993.51  $274,468.36  $227,671.59
30-Sep-96  $164,510.22  $146,559.07  $145,092.00   Aug 2000  $281,588.77  $299,307.74  $241,809.99
31-Oct-97  $153,553.84  $141,136.38  $140,245.93   Sep 2000  $244,334.58  $270,993.23  $229,042.42
30-Nov-97  $159,189.26  $147,134.68  $146,739.31   Oct 2000  $241,402.56  $258,175.25  $228,080.45
31-Dec-97  $156,674.07  $148,782.58  $149,263.23   Nov 2000  $208,040.73  $220,120.22  $210,107.71
31-Jan-98  $160,982.61  $153,231.18  $150,920.05     Dec 00  $201,445.84  $213,164.42  $211,137.23
28-Feb-98  $175,310.06  $164,754.17  $161,801.39     Jan 01  $204,568.25  $227,894.08  $218,632.61
31-Mar-98  $180,586.90  $171,327.86  $170,085.62     Feb 01  $186,484.41  $189,197.67  $198,693.31
30-Apr-98  $181,237.01  $173,692.18  $171,803.48   Mar 2001  $175,183.46  $168,612.96  $186,096.16
31-May-98  $178,445.96  $168,759.33  $168,848.46   Apr 2001  $188,059.44  $189,942.50  $200,555.83
30-Jun-98  $188,885.05  $179,087.40  $175,703.71   May 2001  $188,924.52  $187,150.35  $201,899.55
31-Jul-98  $182,368.51  $177,905.42  $173,823.68   Jun 2001  $184,749.28  $182,808.46  $196,993.39
31-Aug-98  $151,128.79  $151,201.82  $148,688.78   Jul 2001  $183,178.92  $178,238.25  $195,062.86
30-Sep-98  $159,093.27  $162,814.12  $158,219.73   Aug 2001  $172,737.72  $163,658.36  $182,851.92
31-Oct-98  $169,322.97  $175,904.37  $171,082.99   Sep 2001  $159,177.81  $147,325.25  $168,095.77
30-Nov-98  $184,832.96  $189,290.69  $181,450.62   Oct 2001  $161,613.23  $155,059.83  $171,306.40
31-Dec-98  $196,958.00  $206,364.71  $191,902.17   Nov 2001  $172,926.15  $169,961.08  $184,445.60
31-Jan-99  $205,013.58  $218,478.32  $199,923.69   Dec 2001  $174,517.07  $169,638.15  $186,068.72
28-Feb-99  $193,614.83  $208,493.86  $193,706.06   Jan 2002  $172,230.90  $166,635.56  $183,352.12
31-Mar-99  $198,319.67  $219,481.49  $201,454.30   Feb 2002  $169,079.07  $159,720.18  $179,813.42
30-Apr-99  $204,150.26  $219,766.82  $209,250.58   Mar 2002  $175,554.80  $165,246.50  $186,574.41
31-May-99  $207,008.37  $213,019.98  $204,312.27   Apr 2002  $165,565.73  $151,762.39  $175,268.00
30-Jun-99  $219,656.58  $227,931.37  $215,651.60

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
TOP 10 EQUITY HOLDINGS, April 30, 2002
                             % of Fund Asset

General Electric Company           3.11

Pfizer, Inc.                       2.28

Citigroup, Inc.                    2.24

Microsoft Corporation              2.14

Exxon Mobil Corporation            2.02

Johnson & Johnson                  1.93

Intel Corporation                  1.93

Bank of America Corporation        1.82

Wal-Mart Stores, Inc.              1.79

Procter & Gamble Company           1.61

Total                             20.87

SECTOR DIVERSIFICATION, April 30, 2002
                            % of Fund Holdings

                                    S&P
                   Portfolio        500        Difference

Technology            15.6         15.4            0.2

Health Care           13.0         14.2           -1.2

Consumer Disc.        14.0         13.7            0.3

Consumer Staples       8.7          9.6           -0.9

Energy                 5.9          7.0           -1.1

Materials & Process.   2.8          2.9           -0.1

Financial Services    20.4         19.2            1.2

Utilities              3.5          3.3            0.2

Telecommunications     3.6          4.1           -0.5

Industrials           12.6         10.7            1.9


Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------
On the valuation front, the market is inexpensive based on earnings. However, many market participants have lost faith in Wall Street analysts and companies. As a result, they may be less willing to accept the write-downs the market has realized as extraordinary. However, if the market reverts back to an emphasis on reported earnings, we believe this could be very healthy for the longer-term environment, as it could serve to squeeze out many of the excesses of the late bull market.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redmption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Standard & Poors 500 Index(C) is an index of common stocks frequently used as a general measure of stock market performance. Prior to December 18, 2000, when the Fund changed its investment objective, strategies and policies, the Fund's benchmark was the Russell 1000 Growth Index, an unmanaged index consisting of those Russell 1000 securities with greater than average growth orientation exhibiting higher price-to-book ratios and forecasted growth values than value securities. The performance returns shown above would not necessarily have been achieved had the Fund's current objectives, strategies and policies been in effect for these periods. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses and cannot be purchased directly by investors. Securities weightings in the Fund do not match those in either Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX GROWTH FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Growth Fund seeks to outperform the total return performance of its benchmark, the Russell 1000 Growth Index, while maintaining risk characterisitics similar to those of the benchmark.

--------------------------------------------------------------------------------
FUND FACTS
as of April 30, 2002

INCEPTION DATE:
  December 19, 2000

BENCHMARK:
  Russell 1000 Growth

TOTAL ASSETS: $18.9 million

TICKER SYMBOL: DEIGX

NET EXPENSE RATIO*: 0.70%

CUSIP#: 232941831

PORTFOLIO MANAGERS
David L. Babson & Company Inc.'s Quantitative Investment Team

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.25%.
--------------------------------------------------------------------------------
FUND PERFORMANCE
For the six-month period ended April 30, 2002, the DLB Enhanced Index Growth Fund returned -1.87%, outperforming the total return of its benchmark, the Russell 1000 Growth Index, which returned -2.13% for the same time period.

MARKET HIGHLIGHTS
Over the past six-month period, ended April 30, 2002, the stock market continued its volatile performance pattern as investors awaited more concrete signs of broad-based economic recovery. While economic news continued to point to gradual recovery, international conflicts, rising energy prices, and corporate accounting issues raised concerns and impacted broader equity market performance. Areas of the market that were particularly hurt were technology and telecommunications companies that have struggled against a sharp decline in corporate spending and weak market demand.

Over this time period, small cap stocks, which continue to feature a more attractive mix of valuation and earnings growth, advanced while their larger cap counterparts disappointed. Additionally, value stocks outperformed growth stocks as their defensive and cyclical characteristics continued to attract positive sentiment among investors anticipating economic recovery. Furthermore, the consumer, benefiting from a favorable interest rate environment, tame inflationary pressure, moderate unemployment, and strong housing prices, continued to show a resiliency that buoyed the market's consumer-oriented sectors and companies.

PORTFOLIO HIGHLIGHTS
The DLB Enhanced Index Growth Fund has benefited from an emphasis on the value components of the Fund's model. Sectors including financial services, materials and producing, and producer durables, which feature more cyclical characteristics that should benefit more strongly from gradual economic recovery, have been overweighted relative to the benchmark. The growth model has also positioned the Fund away from companies, such as large cap pharmaceuti-cals, that are trading at rich valuations.

OUTLOOK
We continue to believe that there are challenges facing U.S. financial assets. Total debt is currently nearly three times GDP, and in large part, foreign investors have financed this debt. This has put the dollar in a tenuous position. We believe this debt burden could keep a cap on economic recovery, since growth and inflation may be met with considerable selling that could drive yields upward and stifle growth.

On the valuation front, the market is inexpensive based on earnings. However, many market participants have lost faith in Wall Street analysts and companies. As a result, they may be less willing to accept the write-downs the market has realized as

TOTAL RETURNS (%) FOR THE PERIODS ENDED 4/30/02

                                                              SINCE
                                     6 MONTHS    1 YEAR     INCEPTION
                                     11/1/01-    5/1/01-    12/19/00-
                                     4/30/02     4/30/02     4/30/02
--------------------------------------------------------------------------------
DLB Enhanced                          -1.87      -18.82      -18.25
Index Growth

Russell 1000                          -2.13      -20.10      -24.25
Growth Index

Periods over one year are annualized.




GROWTH OF A $100,000 INVESTMENT
CUMULATIVE TOTAL RETURN SINCE INCEPTION 12/19/00

                              [GRAPH APPEARS HERE]

         DLB ENHANCED       RUSSELL 1000
         INDEX GROWTH       GROWTH INDEX
           $100,000          $100,000
 Dec 00    $103,900           $96,840
 Jan 01    $110,300          $103,532
 Feb 01     $91,902           $85,952
 Mar 01     $82,501           $76,600
 Apr 01     $92,599           $86,290
 May 01     $91,302           $85,022
 Jun 2001   $89,504           $83,049
 Jul 2001   $87,006           $80,973
 Aug 2001   $80,707           $74,350
 Sep 2001   $73,209           $66,929
 Oct 2001   $76,606           $70,443
 Nov 2001   $83,309           $77,213
 Dec 2001   $83,384           $77,066
 Jan 2002   $82,084           $75,702
 Feb 2002   $78,882           $72,560
 Mar 2002   $81,683           $75,071
 Apr 2002   $75,173           $68,945

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
TOP 10 EQUITY HOLDINGS, April 30, 2002
                                % of Fund Assets

General Electric Company               6.44

Pfizer, Inc.                           4.90

Microsoft Corporation                  4.83

Intel Corporation                      3.89

Wal-Mart Stores, Inc.                  3.22

Johnson & Johnson                      3.17

Cisco Systems, Inc.                    2.90

American International Group, Inc.     2.30

The Home Depot, Inc.                   2.26

Int'l Business Machines Corporation    2.13

Total                                 36.04

SECTOR DIVERSIFICATION, April 30, 2002
                                    % of Fund Assets

                                         Russell
                           Portfolio       1000       Difference
                                          Growth

Technology                    25.6         24.6          1.0

Health Care                   24.6         25.3         -0.7

Consumer Disc.                15.8         15.6         -0.2

Consumer Staples               7.5          8.6         -1.1

Integrated Oils                0.1          0.1          0.0

Other Energy                   1.7          2.3         -0.6

Materials & Process.           1.0          0.6          0.4

Producer Durables              3.4          2.8          0.6

Autos & Transport.             0.8          0.8          0.0

Financial Services            10.9         10.7          0.2

Utilities                      1.4          1.6         -0.2

Other                          7.1          7.1          0.0

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------
extraordinary. However, if the market reverts back to an emphasis on reported earnings, we believe this could be very healthy for the longer-term environment, as it could serve to squeeze out many of the excesses of the late bull market.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than value securities. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB ENHANCED INDEX VALUE FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE
The DLB Enhanced Index Value Fund seeks to outperform the total return performance of its benchmark, the Russell 1000 Value Index, while maintaining risk characterisitics similar to those of the benchmark.

--------------------------------------------------------------------------------
FUND FACTS
as of April 30, 2002

INCEPTION DATE:
  December 19, 2000

BENCHMARK:
  Russell 1000 Value

TOTAL ASSETS: $25.9 million

TICKER SYMBOL: DENVX

NET EXPENSE RATIO*: 0.70%

CUSIP#: 232941849


PORTFOLIO MANAGERS
David L. Babson & Company Inc.'s Quantitative Investment Team


* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.14%.
--------------------------------------------------------------------------------
FUND PERFORMANCE
For the six-month period ended April 30, 2002, the DLB Enhanced Index Value Fund posted strong absolute and relative performance, advancing 10.66% versus its benchmark, the Russell 1000 Value Index, which returned 8.87% for the same time period.

MARKET HIGHLIGHTS
Over the past six-month period ended April 30, 2002, the stock market continued its volatile performance pattern as investors awaited more concrete signs of broad-based economic recovery. While economic news continued to point to gradual recovery, international conflicts, rising energy prices, and corporate accounting issues raised concerns and impacted broader equity market performance. Areas of the market that were particularly hurt were technology and telecommunications companies that have struggled against a sharp decline in corporate spending and weak market demand.

Over this time period, small cap stocks, which continue to feature a more attractive mix of valuation and earnings growth, advanced while their larger cap counterparts disappointed. Additionally, value stocks outperformed growth stocks as their defensive and cyclical characteristics continued to attract positive sentiment among investors anticipating economic recovery. Furthermore, the consumer, benefiting from a favorable interest rate environment, tame inflationary pressure, moderate unemployment, and strong housing prices, continued to show a resiliency that buoyed the market's consumer-oriented sectors and companies.

PORTFOLIO HIGHLIGHTS
The DLB Enhanced Index Value Fund enjoyed strong performance as value factors performed very strongly in light of continued signs of emerging economic recovery.

On a portfolio level, the Fund has realized strong performance i the financial services sector, which is critical as it represents over 30% of the Russell 1000 Value Index. The Fund's models have positioned the portfolio with an emphasis on small banks and savings and loans, which have low debt/capital structures and limited non-performing loan exposure. The Fund's models have also favored consumer-oriented areas that have benefited from strong spending, while positioning the Fund away from companies with merger activity and exposure to debt.

OUTLOOK
We continue to believe that there are challenges facing U.S. financial assets. Total debt is currently nearly three times GDP, and in large part, foreign investors have fnanced this debt. This has put the dollar in a tenuous position. We believe this debt burden could keep a cap on economic recovery, since growth and inflation may be met with considerable selling that could drive yields

TOTAL RETURNS (%) FOR THE PERIODS ENDED 4/30/02

                                                                      SINCE
                                           6 MONTHS     1 YEAR      INCEPTION
                                           11/1/01-     5/1/01-     12/19/00-
                                           4/30/02      4/30/02      4/30/02
--------------------------------------------------------------------------------
DLB Enhanced                                10.66        -0.89         1.12
Index Value

Russell 1000 Value                           8.87        -3.91        -1.36
Index

Periods over one year are annualized.



GROWTH OF A $100,000 INVESTMENT
CUMULATIVE TOTAL RETURN SINCE INCEPTION 12/19/00

                              [GRAPH APPEARS HERE]

            DLB ENHANCED   RUSSELL 1000
            INDEX VALUE    VALUE INDEX
              $100,000      $100,000
 Dec 00       $105,100      $105,010
 Jan 01       $103,996      $105,409
 Feb 01       $101,199      $102,479
 Mar 01        $97,900       $98,861
 Apr 01       $102,501      $103,705
 May 01       $104,705      $106,039
 Jun 2001     $102,307      $103,685
 Jul 2001     $102,512      $103,467
 Aug 2001      $98,514       $99,318
 Sep 2001      $92,209       $92,326
 Oct 2001      $91,812       $91,532
 Nov 2001      $96,917       $96,850
 Dec 2001      $99,476       $99,136
 Jan 2002      $99,167       $98,372
 Feb 2002      $99,366       $98,530
 Mar 2002     $104,334      $103,190
 Apr 2002     $101,601       $99,651

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
TOP 10 EQUITY HOLDINGS, April 30, 2002
                                  % of Fund Assets

Exxon Mobil Corporation                  4.79

Citigroup, Inc.                          3.81

Bank of America Corporation              2.63

Procter & Gamble Company                 2.41

SBC Communications, Inc.                 1.79

Verizon Communications, Inc.             1.56

Wells Fargo & Company                    1.50

J.P. Morgan Chase & Company              1.31

Federal National Mortgage Association    1.31

Chevron Texaco Corporation               1.28

Total                                   22.39

SECTOR DIVERSIFICATION, April 30, 2002
                                % of Fund Holdings

                                     Russell
                     Portfolio        1000        Difference
                                      Value

Technology              4.8            5.3           -0.5

Health Care             5.4            5.5           -0.1

Consumer Disc.         11.6           11.4            0.2

Consumer Staples        6.6            7.1           -0.5

Integrated Oils         7.6            8.5           -0.9

Other Energy            1.0            1.4           -0.4

Materials & Process.    5.5            5.4            0.1

Producer Durables       3.7            4.1           -0.4

Autos & Transport.      4.0            3.6            0.4

Financial Services     35.4           32.1            3.3

Utilities              11.6           13.1           -1.5

Other                   2.7            2.5            0.2

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------
upward and stifle growth.

On the valuation front, the market is inexpensive based on earnings. However, many market participants have lost faith in Wall Street analysts and companies. As a result, they may be less willing to accept the write-downs the market has realized as extraordinary. However, if the market reverts back to an emphasis on reported earnings, we believe this could be very healthy for the longer-term environment, as it could serve to squeeze out many of the excesses of the late bull market.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Russell 1000 Growth Index is an unmanaged index consisting of those Russell 1000 securities with greater than average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than value securities. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities holdings and their weightings in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB Technology Fund
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE
The DLB Technology Fund seeks to achieve long-term growth of capital.

--------------------------------------------------------------------------------
FUND FACTS
as of April 30, 2002

INCEPTION DATE:
  September 5, 2000

BENCHMARK: NASDAQ 100

MANAGER TENURE:
  Since Inception

TOTAL ASSETS: $9.9 million

TICKER SYMBOL: DLBTX

NET EXPENSE RATIO*: 1.30%

CUSIP#: 232941856


PORTFOLIO MANAGERS
David L. Babson & Company Inc.'s Team of Investment Professionals


* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 2.21%.
--------------------------------------------------------------------------------
FUND PERFORMANCE
The DLB Technology Fund posted a favorable relative return versus its benchmark for the six-month period ended April 30, 2002. The Fund returned -2.25% versus a decline of -6.40% for the NASDAQ 100 Index.

MARKET HIGHLIGHTS
Although technology stocks closed 2001 rallying from last fall's extreme lows, demand waned in March 2002 and the NASDAQ Index is once again approaching its lows of last year. The Federal Reserve has injected considerable liquidity into the market. However, rate cuts have not helped technology stocks much because technology investment is driven largely by capital spending, which typically follows profit recovery in the market. While we have begun to see signs of order improvement, primarily in the semi-conductor and semi-conductor equipment areas, following a significant inventory correction, we have yet to see a broad-based improvement in corporate profits that would lead to increased overall capital spending.

PORTFOLIO HIGHLIGHTS
The Fund's investment strategy has been driven by overweght positions in the semiconductor and software areas. These areas of technology have benefited from the market's continued emphasis on cash flow, valuations, and an anticipation of improving demand. In the software area, the Fund was helped by its investments in Symantec Corp. and Chordiant Software, which continue to be among the Fund's largest holdings. In semiconductors, the Fund realized positive contributions from ASML Holdings and Taiwan Semiconductor.

Investments that disappointed over the six-month period ended April 30, 2002, were not concentrated in any one industry of the technology area. The sector as a whole experienced a contraction that impacted even well positioned companies in the Fund's portfolio. Examples include EMC Corp., Cisco Systems Inc. and Oracle Corp.

Amid continued volatility for technology companies, the Fund's strategy has been to avoid highly leveraged companies, as represented by its underweight position in the telecommunications equipment and telecommunications services area. In addition, the Fund remains focused on fundamentals, valuations, and companies that should benefit from improving demand early in a market up-cycle.

OUTLOOK
While we have begun to see signs of demand stabilization in the technology sector, we have not seen recovery. We believe the key to increased capital technology expenditures is improving corporate profits. As we advance through the second half of 2002, we believe that signs of corporate profit improvement will become more evident and this should provide a catalyst for decreased volatility and better performance in the technology sector.

As corporate technology managers continue

TOTAL RETURNS (%) FOR PERIODS ENDED 4/30/02

                                                                      SINCE
                                           6 MONTHS     1 YEAR      INCEPTION
                                           11/1/01-     5/1/01-      9/5/00-
                                           4/30/02      4/30/02      4/30/02
--------------------------------------------------------------------------------
DLB Technology                              -2.25       -33.62       -43.01

NASDAQ 100                                  -6.40       -31.10       -50.61
Index

Periods over one year are annualized.




GROWTH OF A $100,000 INVESTMENT
CUMULATIVE TOTAL RETURN SINCE INCEPTION 9/5/00

                              [GRAPH APPEARS HERE]

             DLB TECHNOLOGY     NASDAQ 100
                  FUND             INDEX
               $50,000.00       $50,000.00
  Sep 00       $47,950.00       $43,550.00
  Oct 00       $44,200.31       $40,035.52
  Nov 00       $33,950.26       $30,575.12
  Dec 00       $32,310.46       $28,563.28
  Jan 01       $38,924.41       $31,630.98
  Feb 01       $28,804.06       $23,280.40
  Mar 01       $24,397.04       $19,192.36
Apr 2001       $29,505.78       $22,631.63
May 2001       $27,953.78       $21,957.21
Jun 2001       $27,802.83       $22,334.87
Jul 2001       $26,048.47       $20,548.08
Aug 2001       $22,391.27       $17,938.48
Sep 2001       $16,430.71       $14,261.09
Oct 2001       $20,037.25       $16,659.80
Nov 2001       $23,593.86       $19,483.64
Dec 2001       $24,195.51       $19,251.79
Jan 2002       $25,347.21       $18,924.50
Feb 2002       $20,688.40       $16,594.90
Mar 2002       $23,193.76       $17,738.29
Apr 2002       $19,587.13       $15,593.73

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
TOP 10 EQUITY HOLDINGS, April 30, 2002
                                % of Fund Assets

Chordiant Software, Inc.              6.16

Microsoft Corporation                 5.62

Cisco Systems, Inc.                   5.04

Micron, Inc.                          3.76

Acsential Software Corporation        3.57

Symantec Corporation                  3.49

Texas Instruments, Inc.               3.42

Analog Devices, Inc.                  3.31

Oracle Corporation                    3.15

Motorola, Inc.                        3.10

Total                                40.62

SECTOR DIVERSIFICATION, April 30, 2002
                                    % of Fund Holdings

                                           NASDAQ
                             Portfolio      100       Difference

Computer/Software              31.7        23.0          8.7

Comm. Equipment                11.6        11.1          0.5

Semi Conductors                32.0        17.5         14.5

Computer Hardware               5.2         6.6         -1.4

Telecom Services                0.2         1.1         -0.9

Biotech                         0.0        11.3        -11.3

Other                           4.8         0.0          4.8

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------
to reassess their spending priorities, technology capital spending in 2002 should continue to see modest downward pressure. In addition, technology spending continues to move away from hardware expenditures and towards software services and security. In the semiconductor area, we believe the industry will continue to capture an oversized portion of technology profits, as intellectual capability migrates to this area with each generation of processing. Over the long-term, we continue to believe that the technology area will grow faster than GDP. In addition, the correction we have seen in technology stock prices over the past year should benefit the industry over the long run by focusing companies on deploying their resources more effectively on productivity gains and advancement.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investments in the technology industries, even though representing interests in different companies within these industries, may be affected by common economic forces and other factors to a greater extent than investments in a broader range of industries, and may result in greater fund losses and volatility.

The NASDAQ 100 Index is composed of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market, based on market capitalization. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB SMALL CAPITALIZATION VALUE FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE
The DLB Small Capitalization Value Fund seeks long-term capital appreciation primarily through investment in small to medium sized companies.

--------------------------------------------------------------------------------
FUND FACTS
as of April 30, 2002

INCEPTION DATE:
  December 19, 2000

BENCHMARK:
  Russell 2000 Value

MANAGER TENURE:
  Since Inception

TOTAL ASSETS: $76.2 million

TICKER SYMBOL: DSMVX

NET EXPENSE RATIO*: 0.85%

CUSIP#: 232941823

PORTFOLIO MANAGER
LANCE F. JAMES
Managing Director
Portfolio Manager

David L. Babson & Company
  Since 1986

Hewitt Associates - 2 years
EBF Associates of Boston - 1 year
Rockwell International - 5 years

Princeton University, A.B., 1976
Wharton School, M.B.A., 1978


* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.00%.
--------------------------------------------------------------------------------
FUND PERFORMANCE
For the six-month period ended April 30, 2002, the DLB Small Capitalization Value Fund advanced 26.42%, slightly underperforming its benchmark, the Russell 2000 Value Index, which returned 29.03% for the same time period. The Fund's six-month results, however, did outpace the broader Russell 2000 Index, which returned 20.03% for the same period.

MARKET HIGHLIGHTS
Over the past six-months ended April 30, 2002, small cap stocks continued to post gains while large cap stocks disappointed. Additionally, signs of economic recovery became more evident, benefiting value stocks that typically outperform after early cycle recovery is under way. While economic news continued to point to gradual recovery, international conflicts, rising energy prices, and corporate accounting issues raised concerns.

The market sectors which performed best were those that are closely tied to the economy and expectations of recovery, including materials and processing and producer durables. The consumer sectors also performed well based on continued strength in spending and housing. The technology and healthcare sectors showed weakness as demand recovery continued to prove elusive in technology, and investors rotated away from less economically-sensitive healthcare companies in favor of cyclicals.

PORTFOLIO HIGHLIGHTS
The DLB Small Capitalization Value Fund has been positioned to take advantage of emerging economic recovery. The Fund held overweight positions in the consumer discretionary and producer durables sectors. Two of the Fund's top-ten contributors to performance during the period, La-Z-Boy, Inc. and Dal-Tile Int'l. in the consumer discretionary sector, benefited directly from the economy's strong housing and consumer dynamics. In addition, the Fund realized favorable stock selection in the healthcare sector. Healthcare suppliers, such as PolyMedica Corp., contributed poitively to results. The technology sector, which continues to struggle, was the Fund's principal area of detraction. Four technology companies were among the largest detractors from returns. While technology selection was disappointing, the Fund benefited from an under-weighted sector position versus the benchmark.

The Fund has been building its weighting in the financial services sector, but continues to remain underweight versus the benchmark. In financial services, the Fund has avoided asset management and brokerage firms and reduced its exposure to REIT's, while focusing on regional banks and savings and loans. These smaller entities have taken advantage of large bank mergers to acquire customers. The Fund is also building its weighting in materials and processing to capitalize on cyclical factors.

OUTLOOK
We believe there are many encouraging signs pointing to further economic recovery. Inventory levels have been worked down to more manageable levels, interest rates

TOTAL RETURNS (%) FOR THE PERIODS ENDED 4/30/02

                                                                      SINCE
                                           6 MONTHS     1 YEAR      INCEPTION
                                           11/1/01-     5/1/01-     12/19/00-
                                           4/30/02      4/30/02      4/30/02
--------------------------------------------------------------------------------
DLB Small Cap                                26.42       16.69        15.57
Value

Russell 2000 Value                           29.03       22.43        26.25
Index

Russell 2000 Index                           20.03        6.68         8.91

Periods over one year are annualized.




GROWTH OF A $100,000 INVESTMENT
CUMULATIVE TOTAL RETURN SINCE INCEPTION 12/19/00

                              [GRAPH APPEARS HERE]

                 DLB SMALL   RUSSELL 2000 RUSSELL 2000
                 CAP VALUE   VALUE INDEX     INDEX
                 $100,000     $100,000     $100,000
 Dec 00          $102,900     $110,740     $108,590
 Jan 01          $105,102     $113,796     $114,248
 Feb 01          $102,506     $113,637     $106,753
 Mar 01           $98,908     $111,819     $101,533
 Apr 01          $105,209     $116,996     $109,473
 May 01          $107,513     $120,003     $112,166
 Jun 2001        $109,910     $124,827     $116,035
 Jul 2001        $108,305     $122,031     $109,758
 Aug 2001        $101,807     $121,604     $106,213
 Sep 2001         $94,202     $108,179      $91,916
 Oct 2001         $97,104     $111,002      $97,293
 Nov 2001        $101,308     $118,983     $104,824
 Dec 2001        $106,363     $126,265     $111,292
 Jan 2002        $108,118     $127,944     $110,134
 Feb 2002        $108,227     $128,725     $107,117
 Mar 2002        $116,787     $138,366     $115,729
 Apr 2002        $122,767     $143,237     $116,782

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
TOP 10 EQUITY HOLDINGS, April 30, 2002
                                   % of Fund Assets

Commerce Bancorp, Inc.                   3.27

BJ's Wholesale Club, Inc.                3.21

SL Green Realty Corporation              3.08

Respironics, Inc.                        3.02

Cuno, Inc.                               2.97

La-Z-Boy, Inc.                           2.92

Golden State Bancorp, Inc.               2.91

Carlisle Companies, Inc.                 2.81

Harman International Industries, Inc.    2.80

New York Community Bancorp, Inc.         2.71

Total                                   29.70

SECTOR DIVERSIFICATION, April 30, 2002
                                 % of Fund Assets

                                      Russell
                         Portfolio      2000       Difference

Technology                   4.1         6.2          -2.1

Health Care                  7.8         3.3           4.5

Consumer Disc.              26.1        17.3           8.8

Consumer Staples             0.0         4.2          -4.2

Integrated Oils              0.0         0.0           0.0

Other Energy                 3.7         1.5           2.2

Materials & Process.         7.6        14.2          -6.6

Producer Durables           14.7         8.3           6.4

Autos & Transport.           1.6         5.6          -4.0

Financial Services          25.6        31.8          -6.2

Utilities                    5.1         6.8          -1.7

Other                        3.7         1.0           2.7

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------
remain low, and the consumer appetite continues to be resilient. However, we do not expect to see a more sustainable recovery in stock prices until the profits improve.

We believe the big question facing investors is whether the recent upward pressure in economic activity portends a broad economic recovery or is merely an exercise in inventory replenishment that provides only a temporary lift. While we continue to believe in gradual economic recovery, the portfolio remains conservatively positioned and should continue to benefit from its small cap strategy, as small stocks are still fundamentally attractive relative to large stocks.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and are not adjusted for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investing in smaller companies involves special risks, including higher volatility and lower liquidity.

The Russell 2000 Value Index is an unmanaged index consisting of those securities in the Russell 2000 Index with lower price-to-book and forecasted growth values. The Russell 2000 Index is an unmanaged index that measures the performance of the 2000 smallest stocks in the Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market capitalization. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Indices, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB SMALL COMPANY OPPORTUNITIES FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE
The DLB Small Company Opportunities Fund seeks long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund's investment manager to be realistically valued.

--------------------------------------------------------------------------------
FUND FACTS
as of April 30, 2002

INCEPTION DATE:
  July 20, 1998

BENCHMARK: Russell 2000

MANAGER TENURE:
Paul Szczygiel:
  Since Inception
Robert Baumbach:
  Since November 1999
TOTAL ASSETS: $411.4 million
TICKER SYMBOL: DLBMX
TOTAL EXPENSE RATIO: 1.14%
CUSIP#: 232941807

PORTFOLIO MANAGERS
PAUL SZCZYGIEL, CFA
Managing Director
Portfolio Manager
David L. Babson & Company
  Since 1994
Bear Stearns 8 years - Associate Director
Standard & Poor's
  2 years - Analyst
Clark University, B.A., 1982
Clark University, M.B.A., 1984

ROBERT BAUMBACH, CFA
Managing Director
Portfolio Manager
David L. Babson & Company
  Since 1999
Putnam Investments
  5 years - Sr. Vice President
Keystone Custodian Funds
  4 years - Vice President
Standard & Poor's 5 years - Sr. Analyst
Towson State University,
  B.A., 1982
University of Baltimore,
  M.S., 1985

--------------------------------------------------------------------------------
FUND PERFORMANCE
The DLB Small Company Opportunities Fund returned 17.29% for the six-month period ended April 30, 2002, underperforming its benchmark, the Russell 2000 Index, which returned 20.03% for the same time period.

MARKET HIGHLIGHTS
The last week of September 2001 marked a bottom in equities, with stocks rebounding sharply in the last three months of the year. The rally continued into 2002 for traditional cyclical stocks such as automotive suppliers and homebuilders. The Technology rebound fizzled, however, as telecommunications services companies reduced capital budgets and corporate America reigned in capital spending budgets.

Small caps outperformed large caps as investigations into accounting issues and allegations of potential fraud impacted several major corporations. Media scrutiny brought this to the forefront of investor attention and highlighted some companies' use of lenient accounting assumptions with respect to retirement benefits, stock options, and acquisitions. Smaller companies in slower growth industries were impacted less due to their younger work forces, fewer stock options, and less acquisition orientation.

PORTFOLIO HIGHLIGHTS
The Fund continues to rely on bottom-up stock selection. Market sentiment as it relates to sector positions has played no role in the Fund's investment process. The Fund has been constructed to insulate itself from broad style shifts and market trends by avoiding heavy cyclical exposure. Risk control continues to be an important element of the Fund's investment process.

Key positions added to the Fund's portfolio include Garmin, Guitar Centers, Claire's Stores, Philadelphia Consolidated Insurance, Actuant, Idex, and CalDive. Key positions that have been liquidated include Transaction System Architect, TALX, Schulman, Tetratech, Crossman Communities, and Pacific Crest.

OUTLOOK
Moving forward, we believe there are considerable risks to the stock market. Most indices have rebounded from the bottom dramatically and this has driven valuations higher. Simultaneously, we are at an inflection point in the economy. The key question, in our opinion, is whether the recent economic weakness will lead to severe recession or a quick recovery? The former will likely lead to more stock market losses over the next year, while the latter will likely result in positive returns. In either case, the Fund continues to be dedicated to seeking out well-positioned companies with strong management that can outperform average companies irrespective of the economic environment.

TOTAL RETURNS (%) FOR PERIODS ENDED 4/30/02

                                                                  SINCE
                                          6 MONTHS    1 YEAR    INCEPTION
                                           11/1/01-   5/1/01-    7/20/98-
                                           4/30/02    4/30/02    4/30/02
--------------------------------------------------------------------------------
DLB Small                                   17.29      20.93      17.66
Company Opps.

Russell 2000                                20.03       6.68       4.03
Index

Russell 2000                                29.03      22.43       9.13
Value Index

Periods over one year are annualized.





GROWTH OF A $100,000 INVESTMENT
CUMULATIVE TOTAL RETURN SINCE INCEPTION 7/20/98

                              [GRAPH APPEARS HERE]

              SMALL COMPANY                                               SMALL COMPANY
              OPPORTUNITIES  RUSSELL 2000   RUSSELL 2000                  OPPORTUNITIES  RUSSELL 2000   RUSSELL 2000
                  FUND          INDEX       VALUE INDEX                       FUND          INDEX       VALUE INDEX
              $100,000.00    $100,000.00    $100,000.00
    Jul-98     $95,100.00     $90,860.00     $91,496.51       Jun 2000    $126,449.42    $114,724.04     $92,715.44
 31-Aug-98     $74,301.63     $73,214.99     $77,167.40       Jul 2000    $126,044.79    $111,029.93     $95,802.87
 30-Sep-98     $77,704.64     $78,947.72     $81,525.30       Aug 2000    $131,842.85    $119,501.51    $100,085.25
 31-Oct-98     $80,401.00     $82,168.79     $83,946.03       Sep 2000    $133,873.23    $115,988.17     $99,514.77
 30-Nov-98     $82,097.46     $86,474.43     $86,218.26       Oct 2000    $129,294.76    $110,815.09     $99,156.51
 31-Dec-98     $86,095.60     $91,827.20     $88,921.80       Nov 2000    $124,006.61     $99,434.38     $97,133.72
 31-Jan-99     $83,598.83     $93,048.50     $86,903.46         Dec 00    $133,852.73    $107,975.80    $107,565.88
 28-Feb-99     $78,699.94     $85,511.57     $80,970.14         Jan 01    $140,585.52    $113,601.34    $110,534.70
 31-Mar-99     $77,401.39     $86,845.55     $80,302.14         Feb 01    $137,169.29    $106,149.09    $110,379.95
 30-Apr-99     $82,602.76     $94,626.92     $87,632.84       Mar 2001    $138,417.54    $100,958.40    $108,613.87
 31-May-99     $87,104.61     $96,008.47     $90,326.39       Apr 2001    $154,266.34    $108,853.34    $113,642.70
 30-Jun-99     $94,107.83    $100,348.05     $93,596.98       May 2001    $163,044.10    $111,531.14    $116,563.31
 31-Jul-99     $94,710.12     $97,598.51     $91,375.66       Jun 2001    $168,408.25    $115,378.96    $121,249.16
 31-Aug-99     $92,408.66     $93,987.37     $88,035.53       Jul 2001    $166,235.78    $109,136.96    $118,533.18
 30-Sep-99     $92,011.30     $94,006.17     $86,275.44       Aug 2001    $163,609.26    $105,611.84    $118,118.31
 31-Oct-99     $88,606.88     $94,391.59     $84,549.16       Sep 2001    $152,549.27     $91,396.48    $105,078.05
 30-Nov-99     $94,003.04    $100,026.77     $84,987.33       Oct 2001    $159,047.87     $96,743.18    $107,820.59
  Dec 1999     $97,988.77    $111,349.80     $87,596.44       Nov 2001    $167,715.98    $104,231.10    $115,572.89
  Jan 2000    $100,732.46    $109,557.07     $85,310.17       Dec 2001    $174,944.54    $110,662.16    $122,645.95
  Feb 2000    $108,055.71    $127,644.94     $90,522.63       Jan 2002    $176,781.46    $109,511.27    $124,277.14
  Mar 2000    $118,223.75    $119,233.14     $90,948.08       Feb 2002    $170,435.00    $106,510.66    $125,035.23
  Apr 2000    $115,681.94    $112,055.30     $91,484.68       Mar 2002    $181,428.06    $115,074.12    $134,400.37
  May 2000    $114,154.94    $105,522.48     $90,084.96       Apr 2002    $186,562.47    $116,121.29    $139,131.26

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
TOP 10 EQUITY HOLDINGS, April 30, 2002
                             % of Fund Assets

Garmin Ltd.                        2.75

Saga Communications, Inc.          2.31

Arbitron, Inc.                     2.05

Claire's Stores, Inc.              2.04

Coherent, Inc.                     2.00

LSI Industries, Inc.               1.96

MTR Gaming Group, Inc.             1.95

RPM, Inc.                          1.87

Eaton Vance Corporation            1.86

Technitrol, Inc.                   1.85

Total                             20.64

SECTOR DIVERSIFICATION, April 30, 2002
                                 % of Fund Holdings

                                     Russell
                        Portfolio     2000      Difference

Technology                 15.3       11.3          4.0

Health Care                 6.3       10.9          4.6

Consumer Disc.             16.5       19.9         -3.4

Consumer Staples            2.2        3.2         -1.0

Integrated Oils             0.0        0.0          0.0

Other Energy                5.7        3.2          2.5

Materials & Process.       10.5        9.5          1.0

Producer Durables          16.1        9.8          6.3

Autos & Transport.          5.2        4.1          1.1

Financial Services         19.1       22.7         -3.6

Utilities                   2.3        4.5         -2.2

Other                       0.0        0.8         -0.8

Note: Portfolio Holdings and Sector Diversification are subject to change
--------------------------------------------------------------------------------
DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV, and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investing in smaller companies involves special risks, including higher volatility and lower liquidity.

The Fund's benchmark index is the Russell 2000 Index, an unmanaged index that measures the performance of the 2000 smallest stocks in the Russell 3000 Index, and represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market capitalization. The Russell 2000 Value Index is an unmanaged index consisting of those securities in the Russell 2000 Index with lower price-to-book and forecasted growth values. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in either Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB STEWART IVORY INTERNATIONAL FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE
The DLB Stewart Ivory International Fund seeks long-term capital growth through investment primarily in equity securities of foreign stocks. Income is an incidental consideration.

--------------------------------------------------------------------------------
FUND FACTS
as of April 30, 2002

INCEPTION DATE:
  November 2, 1999

BENCHMARK: MSCI EAFE Index

MANAGER TENURE:
  Since Inception

TOTAL ASSETS: $17.5 million

TICKER SYMBOL: DSIIX

NET EXPENSE RATIO*: 1.00%

CUSIP#: 232941880

PORTFOLIO MANAGER
JAMES W. BURNS
Managing Director, Head of
Continental Europe Team

First State Investments
 (and Stewart Ivory & Co. Ltd.
  prior to its acquisition by
  Colonial First State) -
  Since 1990
BWD Rensburg - 8 years

University of Durham, B.A.


* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.56%.
--------------------------------------------------------------------------------
FUND PERFORMANCE
The DLB Stewart Ivory International Fund outperformed its benchmark for the six-month period ended April 30, 2002. The Fund returned 8.11% versus a 5.66% return for its benchmark, the MSCI EAFE Index, for the same time period.

MARKET HIGHLIGHTS
World markets continued to show volatility during the six-month period ended April 30, 2002, based on a number of factors including high valuation levels, a continuation of the overall global economic slowdown, and risk aversion among investors following the events of September 11, 2001.

Against this unsettling backdrop, there have been a number of positive developments that have occurred during the period. Global interest rates have remained low, the Euro currency has been successfully introduced and integrated, and the first signs of global economic recovery have emerged.

On a global basis, value investing continues to dominate growth. While there have been some signs recently that growth and value performance is becoming more balanced, an overall risk aversion sentiment among global investors continues to tilt the scale towards value.

PORTFOLIO HIGHLIGHTS
On a portfolio basis, the Fund has continued to pursue a consistent underweight strategy versus the benchmark relative to Japan, where the economy is still mired in severe recesion. The Fund's Japanese strategy has focused on leading multi-national companies, such as Sony Corp., that are recognized global leaders with strong business franchises. The Fund's largest country overweight relative to the benchmark is in France, where there are a number of strong growth opportunities in line with the Fund's investment strategy. The Fund has also invested in several Korean companies over the six-month period ended April 30, 2002 that have contributed positively to performance. These include Kookmin Bank and Samsung SDI.

On a sector level, the Fund has cut back on exposure to media and telecommunications stocks, which continue to come under pressure as revenues have declined considerably. Additionally, the Fund is underweight financial stocks because it has been difficult to identify secure financial companies that meet the Fund's growth objective. The Fund has increased exposure to service, manufacturing, and healthcare companies that continue to perform successfully based on favorable demand and strong consumer sentiment.

On a total portfolio level, the Fund has continued to decrease its total number of holdings in order to meaningfully concentrate the Fund in the companies in which the Fund's management has the highest confidence.

TOTAL RETURNS (%) FOR PERIODS ENDED 4/30/02

                                                                      SINCE
                                            6 MONTHS     1 YEAR     INCEPTION
                                            11/1/01-     5/1/01-     11/2/99-
                                            4/30/02     4/30/02      4/30/02
--------------------------------------------------------------------------------
DLB SI Int'l                                  8.11       -16.56      -10.44

MSCI EAFE                                     5.66       -13.62       -9.71
Index

Periods over one year are annualized.





GROWTH OF A $100,000 INVESTMENT
CUMULATIVE TOTAL RETURN SINCE INCEPTION 11/2/99

                              [GRAPH APPEARS HERE]

              DLB SI        MSCI EAFE                   DLB SI        MSCI EAFE
            INT'L FUND        INDEX                   INT'L FUND        INDEX
            $100,000.00    $100,000.00
Nov 1999    $106,900.00    $103,500.00      Feb 01     $94,551.81     $89,753.15
Dec 1999    $117,002.05    $112,804.65    Mar 2001     $85,578.84     $83,811.49
Jan 2000    $110,297.83    $105,652.84    Apr 2001     $90,961.75     $89,686.68
Feb 2000    $119,298.14    $108,516.03    May 2001     $86,349.99     $86,592.49
Mar 2000    $121,397.78    $112,748.15    Jun 2001     $81,229.44     $83,085.49
Apr 2000    $115,995.58    $106,840.15    Jul 2001     $79,564.23     $81,581.64
May 2000    $112,190.93    $104,254.62    Aug 2001     $75,848.58     $79,533.95
Jun 2000    $114,490.84    $108,351.82    Sep 2001     $68,544.37     $71,493.06
Jul 2000    $111,491.18    $103,833.55    Oct 2001     $70,209.99     $73,323.29
Aug 2000    $113,386.53    $104,757.67    Nov 2001     $72,000.35     $76,028.92
Sep 2000    $109,984.93     $99,676.92    Dec 2001     $73,577.16     $76,485.09
Oct 2000    $105,783.51     $97,344.48    Jan 2002     $69,832.08     $72,423.73
Nov 2000     $99,785.59     $93,713.53    Feb 2002     $71,249.67     $72,937.94
  Dec 00    $104,794.82     $97,068.48    Mar 2002     $75,382.15     $76,920.35
  Jan 01    $103,516.32     $97,019.95    Apr 2002     $75,894.75     $77,474.18

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
TOP 10 EQUITY HOLDINGS, April 30, 2002
                                % of Fund Assets

Essilor International SA (France)     2.51

Luxottica ADR (Italy)                 2.24

Novartis AG (Switzerland)             2.22

Schering AG (Germany)                 2.21

Total Fina Elf (France)               2.21

Banco Popular Espanol SA (Spain)      2.17

Colruyt NV (Belgium)                  2.13

Dexia (France)                        2.10

ING Groep (Netherlands)               2.02

L'Oreal SA (France)                   1.97

Total                                21.78

TOP 10 COUNTRIES, April 30, 2002
                              % of Fund Holdings

United Kingdom                       20.10

France                               18.10

Japan                                14.00

Germany                               7.00

Switzerland                           5.10

South Korea                           4.20

Spain                                 3.70

Sweden                                3.60

Netherlands                           3.40

Hong Kong                             3.00

Total                                82.20


Note: Portfolio Holdings and Top 10 Cuntries are subject to change
--------------------------------------------------------------------------------
OUTLOOK
From an economic perspective, we believe we should continue to see gradual global economic improvement and positive returns for international equity markets in the 2002 calendar year. We believe the principal risk is Japan. While the yen is recovering and there are signs that economic reforms are beginning to take hold, it is still critical to look at the Japanese market on a company-by-company basis and be confident that profit growth can occur. In addition, we believe that medium-sized companies, with attractive valuation and growth fundamentals, have the potential to grow faster than larger companies in the existing international economic environment.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and are not adjusted for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investments in securities of foreign issuers present special risks, including volatility of currency fluctuations, political and economic instability and greater price fluctuations.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) is a broad-based index composed of approximately 1,000 stocks traded on 24 stock exchanges from around the world. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for bokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB STEWART IVORY EMERGING MARKETS FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE
The DLB Stewart Ivory Emerging Markets Fund seeks long-term growth of capital primarily through equity investments that will generally be concentrated in what the Fund's subadvisor considers to be the developing markets around the world.

--------------------------------------------------------------------------------
FUND FACTS
as of April 30, 2002

INCEPTION DATE:
  November 1, 1999

BENCHMARK: MSCI EMF Index

MANAGER TENURE:
  Since Inception

TOTAL ASSETS: $29.3 million

TICKER SYMBOL: DSIEX

NET EXPENSE RATIO*: 1.75%

CUSIP#: 232941872

PORTFOLIO MANAGER
ANGUS J. TULLOCH
Head of Pacific Basin/
Emerging Markets Team

First State Investments
 (and Stewart Ivory & Co. Ltd.
  prior to its acquisition by
  Colonial First State) -
  Since 1991
Cazenove & Co.- 8 years

Cambridge University, B.A.


* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund nd its Manager. Without this limitation, the annual Total Expense Ratio would have been 2.02%.
--------------------------------------------------------------------------------
FUND PERFORMANCE
The DLB Stewart Ivory Emerging Markets Fund posted a strong absolute return for the six-month period ended April 30, 2002. The Fund returned 31.68% versus a 33.67% return for its benchmark, the MSCI EMF Index, for the same time period.

MARKET HIGHLIGHTS
Worldwide emerging markets performed strongly for the six-month period ended April 30, 2002. A solid rebound from the September 11th tragedy and growing optimism regarding economic recovery in the United States fueled performance during the period. In addition, sentiment improved sharply for technology, media and telecommunications companies, as inventories realized a meaningful draw down.

Towards the end of the six-month period, ended April 20, 2002, the emerging markets became more realistic in their assessment of the outlook for both the U.S. economy and global technology spending, both of which have an important impact on the emerging markets asset class.

On a security basis, small and medium-sized stocks outperformed larger stocks and the value components of the markets also performed well.

PORTFOLIO HIGHLIGHTS
During the six-month period ended April 30, 2002, the Fund held a large exposure to China and this detracted somewhat from results, as investor sentiment shifted to Taiwanese technology companies, which rallied based on a significant draw down in inventory levels. The Fund's underweight positions relative to the benchmark in Russia and Turkey also detracted from results, as these markets performed strongly. The Fund's strategy focuses on high quality companies and it is difficult for corporate governance reasons to find companies with sufficient quality in these markets. In addition, the Fund's underweight position in technology, media and telecommunications companies was not additive for most of the quarter, as these areas experienced a solid performance rebound.

The Fund's performance was helped by an emphasis on the consumer sectors in Mexico and the smaller Asian economies. Favorable interest rates and a recovery in domestic confidence fueled increased consumption in these areas. The Fund was also helped by its overweight allocation to Mexico relative to the benchmark.

On a stock-specific basis, the Fund realized strong returns from several of its top-ten holdings, including Samsung Electronics and Kookmin Bank in Korea and IOI Corporation in Malaysia. The Fund's emphasis on small and medium companies whose growth is outpacing larger companies, particularly in the emerging markets, also contributed strongly to the Fund's high absolute return.

OUTLOOK
The short-term outlook for emerging

TOTAL RETURNS (%) FOR PERIODS ENDED 4/30/02

                                                                     SINCE
                                             6 MONTHS    1 YEAR    INCEPTION
                                             11/1/01-    5/1/01-    11/1/99-
                                             4/30/02     4/30/02    4/30/02
--------------------------------------------------------------------------------
DLB SI EM                                     31.68       15.45       5.71

MSCI EMF                                      33.67       10.32      -2.74
Index

Periods over one year are annualized.




GROWTH OF A $100,000 INVESTMENT
CUMULATIVE TOTAL RETURN SINCE INCEPTION 11/1/99

                              [GRAPH APPEARS HERE]

                  DLB SI
                 EMERGING          MSCI EMF
                  MARKETS           INDEX
                $100,000.00      $100,000.00
30-Nov-99       $108,100.00      $108,970.00
 Dec 1999       $122,596.21      $122,830.98
 Jan 2000       $122,792.36      $123,567.97
 Feb 2000       $124,290.43      $125,199.07
 Mar 2000       $124,588.73      $125,812.54
 Apr 2000       $116,091.78      $113,885.51
 May 2000       $111,390.06      $109,182.04
 Jun 2000       $121,292.64      $113,025.25
 Jul 2000       $116,792.68      $107,215.75
 Aug 2000       $118,194.19      $107,741.11
 Sep 2000       $107,391.24       $98,335.31
 Oct 2000        $99,691.29       $91,206.00
 Nov 2000        $91,995.12       $83,234.60
   Dec 00        $96,475.29       $85,240.55
   Jan 01       $106,634.13       $96,978.17
   Feb 01       $103,125.87       $89,384.78
   Mar 01        $93,896.10       $80,607.20
 Apr 2001        $99,501.70       $84,589.19
 May 2001       $102,655.91       $85,595.80
 Jun 2001       $103,703.00       $83,841.09
 Jul 2001        $98,445.25       $78,542.33
 Aug 2001        $95,176.87       $77,764.76
 Sep 2001        $82,451.72       $65,726.78
 Oct 2001        $87,242.17       $69,808.41
 Nov 2001        $95,181.21       $77,096.41
 Dec 2001        $99,968.82       $83,217.86
 Jan 2002       $103,957.58       $86,038.95
 Feb 2002       $108,178.25       $87,449.99
 Mar 2002       $113,457.35       $92,714.48
 Apr 2002       $114,864.22       $93,317.12

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
TOP 10 EQUITY HOLDINGS, April 30, 2002
                                     % of Fund Holdings

China Resources Enterprises, Ltd. (China)    5.37

Samsung Electronics Co. Ltd. (S. Korea)      4.18

Kookmin Bank ADR (S. Korea)                  3.16

Elec. Generating Public Co. Ltd. (Thailand)  2.63

IOI Corporation (Malaysia)                   2.59

Companhia Vale do Rio Doce ADR (Brazil)      2.38

Samsung Fire & Marine Ins. Ltd. (S. Korea)   2.33

Pliva d.d. GDR (Croatia)                     2.16

Shangri-La Asia Ltd. (China)                 1.97

SK Telecom Company Ltd.                      1.86

Total                                       28.63

TOP 10 COUNTRIES, April 30, 2002
                                     % of Fund Holdings

South Korea                                 18.40

China                                       14.10

Mexico                                      11.10

Taiwan                                       8.10

Brazil                                       7.60

South Africa                                 5.40

India                                        5.10

Thailand                                     3.70

Malaysia                                     3.10

Hungary                                      3.00

Total                                       79.60

Note: Portfolio Holdings and Top 10 Cuntries are subject to change
--------------------------------------------------------------------------------
markets is highly dependent on the strength of the U.S. economy. However, we continue to believe that the emerging markets offer strong long-term upside potential for equity investors, as they offer superior growth at attractive valuations. Additionally, we have seen a sharp improvement in the quality of companies operating in the emerging markets and this has given investors increased confidence. While political and currency pressures, particularly those in Latin America and Asia, could pose risks, on balance we believe that continued global economic improvement should benefit emerging markets and provide additional investment opportunity.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and are not adjusted for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

Investments in securities of foreign issuers present greater risks, including volatility of currency fluctuations, political and economic instability and greater price fluctuations. These risks are increased for funds that invest in emerging markets.

The Fund's benchmark index is the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index), a composite index measuring constituents that are open to non-domestic investors in 27 emerging markets around the world. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB FIXED INCOME FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE
The DLB Fixed Income Fund seeks to achieve a high level of current income consistent with preservation of capital through investment in a portfolio of fixed income securities.

--------------------------------------------------------------------------------
FUND FACTS
as of April 30, 2002

INCEPTION DATE: July 25, 1995

BENCHMARK:
  Lehman Brothers
  Aggregate Bond Index

MANAGER TENURE:
  Mary Wilson Kibbe-
  October 21, 1999
  David Nagle-
  Since Inception

TOTAL ASSETS: $25.9 million

TICKER SYMBOL: DLBFX

NET EXPENSE RATIO*: 0.55%

CUSIP#: 232941104

PORTFOLIO MANAGERS
MARY WILSON KIBBE
Managing Director
Director of Fixed Income
David L. Babson & Company
  Inc.-Since 1999
MassMutual Life Insurance
  Company-17 years
Merrimack College, B.A.

DAVID L. NAGLE, CFA
Managing DirectorPortfolio Manager and Analyst
David L. Babson & Company
  Inc.-Since 1986
Lafayette College, A.B., 1985

* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 0.96%.
--------------------------------------------------------------------------------
FUND PERFORMANCE
The DLB Fixed Income Fund returned -0.98% for the six-month period ending April 31, 2002 versus its benchmark, the Lehman Brothers Aggregate Bond Index, which returned -0.01% for the same time period.

MARKET HIGHLIGHTS
The Federal Reserve's aggressive 2001 rate cutting policy clearly worked to stabilize the economy in 2002. During this time, the yield curve steepened and there have been questions as to whether the economy is fully out of the downturn and proceeding toward overall recovery. It appears likely that the next move by the Federal Reserve, some time in late 2002, may be upward. Amid this environment of mixed messages, corporate bonds became very cheap and performed better relative to Treasuries. However, there has been a division in the credit markets between the steady, non-cyclical components that have done well over the past six months, the cyclical components that have more recently begun to perform better, and the telecommunications segment that has performed very poorly. The market has also struggled with select, post-Enron-related credit names that have dragged down select market segments. On a positive note, interest rate volatility has decreased this year and this has helped the mortgage-backed sector.

PORTFOLIO HIGHLIGHTS
On a portfolio level, the Fund has been positioned to take advantage of a market in which corporate bonds outperform. On balance, the Fund's strategy was successful and additive to returns. However, security selection has been very important during this period and the Fund's performance was impacted negatively by credit selection within the telecommunications segment. In addition, the Fund's position in mortgage securities, underweight relative to the benchmark, also detracted from results.

OUTLOOK
The yield curve is currently very steep but we believe that it will flatten as soon as it becomes clear that we are in a period of sustained economic recovery and the Federal Reserve begins contemplating tighter monetary policy. We believe the economy will show increased indications of overall recovery and in this environment corporate bonds should continue to outperform. This should benefit the Fund's continued strategy of overweighting credit sectors. Potential risk factors include a continuation of the recent decline in the dollar relative to foreign currencies, a weaker stock market, and the threat posed by the current state of worldwide political instability.

TOTAL RETURNS (%) FOR PERIODS ENDED 4/30/02

                                                               SINCE
                              6 MONTHS   1 YEAR    5 YEARS   INCEPTION
                              11/1/01-   5/1/01-   5/1/97-    7/25/95
                              4/30/02    4/30/02   4/30/02    4/30/02
--------------------------------------------------------------------------------
DLB FI Fund                    -0.98      6.01       6.58      6.44

Lehman Brothers                -0.01      7.84       7.66      7.35
Aggregate Bond Index

Periods over one year are annualized.





GROWTH OF A $100,000 INVESTMENT
CUMULATIVE TOTAL RETURN SINCE INCEPTION 7/25/95

                              [GRAPH APPEARS HERE]

                  DLB FIXED    LEHMAN BROTHERS                     DLB FIXED    LEHMAN BROTHERS
                  DLB FIXED       AGGREGATE                        DLB FIXED       AGGREGATE
                   INCOME         BOND INDEX                        INCOME         BOND INDEX
                $100,000.00      $100,000.00
 31-Jul-95      $100,100.00      $100,150.00      31-Dec-98      $130,061.12      $131,786.27
 31-Aug-95      $101,501.40      $101,361.82      31-Jan-99      $131,036.58      $132,721.95
 30-Sep-95      $102,404.76      $102,345.02      28-Feb-99      $128,599.30      $130,399.32
 31-Oct-95      $103,602.90      $103,675.51      31-Mar-99      $129,576.65      $131,116.52
 30-Nov-95      $105,105.14      $105,230.64      30-Apr-99      $129,822.85      $131,536.09
 31-Dec-95      $106,461.00      $106,703.87      31-May-99      $128,342.87      $130,378.57
 31-Jan-96      $107,397.85      $107,408.12      30-Jun-99      $127,855.16      $129,961.36
 28-Feb-96      $106,356.09      $105,539.22      31-Jul-99      $127,267.03      $129,402.53
 31-Mar-96      $105,526.52      $104,800.44      31-Aug-99      $127,139.76      $129,337.82
 30-Apr-96      $105,009.44      $104,213.56      30-Sep-99      $128,525.59      $130,838.14
 30-May-96      $104,799.42      $104,005.13      31-Oct-99      $128,654.11      $131,322.24
 30-Jun-96      $105,836.93      $105,398.80      30-Nov-99      $128,654.11      $131,309.11
 31-Jul-96      $106,048.61      $105,683.38       Dec 1999      $127,972.25      $130,678.83
 31-Aug-96      $105,942.56      $105,503.72       Jan 2000      $127,716.30      $130,247.59
 30-Sep-96      $107,605.86      $107,339.48       Feb 2000      $128,878.52      $131,823.58
 31-Oct-96      $109,790.25      $109,722.42       Mar 2000      $130,824.59      $133,563.66
 30-Nov-96      $111,557.88      $111,598.67       Apr 2000      $130,039.64      $133,176.32
 31-Dec-96      $110,408.83      $110,560.80       May 2000      $129,259.40      $133,109.73
 31-Jan-97      $110,850.47      $110,903.54       Jun 2000      $132,297.00      $135,878.42
 28-Feb-97      $111,072.17      $111,180.80       Jul 2000      $133,355.37      $137,114.91
 31-Mar-97      $109,872.59      $109,946.69       Aug 2000      $135,222.35      $139,103.08
 30-Apr-97      $111,399.82      $111,595.89       Sep 2000      $136,155.38      $139,979.42
 31-May-97      $112,380.14      $112,656.05       Oct 2000      $136,563.85      $140,903.29
 30-Jun-97      $113,796.13      $113,996.66       Nov 2000      $139,131.25      $143,214.10
 31-Jul-97      $116,527.23      $117,074.57         Dec 00      $141,677.35      $145,877.88
 31-Aug-97      $115,653.28      $116,079.44         Jan 01      $144,015.03      $148,270.28
 30-Sep-96      $117,295.55      $117,797.41         Feb 01      $145,123.94      $149,560.23
 31-Oct-97      $118,937.69      $119,505.48         Mar 01      $145,951.15      $150,308.03
 30-Nov-97      $119,151.78      $120,055.20         Apr 01      $144,564.61      $149,676.74
 31-Dec-97      $120,379.04      $121,267.76       May 2001      $145,403.09      $150,574.80
 31-Jan-98      $121,968.05      $122,819.99       Jun 2001      $145,824.76      $151,146.99
 28-Feb-98      $121,858.28      $122,721.73       Jul 2001      $149,062.07      $154,532.68
 31-Mar-98      $122,309.15      $123,138.98       Aug 2001      $150,478.15      $156,309.80
 30-Apr-98      $122,871.77      $123,779.31       Sep 2001      $151,757.22      $158,138.63
 31-May-98      $123,891.61      $124,955.21       Oct 2001      $154,762.01      $161,443.73
 30-Jun-98      $124,907.52      $126,017.33       Nov 2001      $152,889.39      $159,215.80
 31-Jul-98      $125,107.37      $126,281.97       Dec 2001      $151,926.19      $158,196.82
 31-Aug-98      $126,521.09      $128,340.36       Jan 2002      $152,655.43      $159,478.22
 30-Sep-98      $129,949.81      $131,343.53       Feb 2002      $154,105.66      $161,025.15
 31-Oct-98      $129,001.17      $130,647.40       Mar 2002      $151,177.65      $158,352.14
 30-Nov-98      $129,594.58      $131,392.10       Apr 2002      $153,233.67      $161,424.17

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
Top 10 Holdings, April 30, 2002
                                        % of Fund Assets

Federal Home Loan Mortgage Corp.,              3.92
     6.0%, 2028

U.S. Treasury Bond, 5.5%, 2028                 3.74

Government National Mortgage Assoc.,           2.51
     7.0%, 2029

Federal Home Loan Mortgage Corp.,              2.33
     7.5%, 2031

U.S. Treasury Bond, 6.125%, 2029               2.20

Federal National Mortgage Assoc.,              2.16
     6.5%, 2028

Federal National Mortgage Assoc.,              2.11
     6.5%, 2029

Government National Mortgage Assoc.,           1.73
     6.5%, 2031

J.P. Morgan Com. Mtg. Finance Corp.,           1.61
     6.507%, 2035

U.S. Treasury Note                             1.49
     5.5%, 2003

Total                                         23.80

QUALITY BREAKDOWNS (%), April 30, 2002
                    % of Fund Holdings

Treasury                   11.2

Agency                     30.7

AAA                        12.5

AA                          2.1

A                          18.8

Baa                        24.0

Below Baa                   0.7

Note: Portfolio Holdings and Quality Breakdowns are subject to change
--------------------------------------------------------------------------------
DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV and do not account for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Fund's benchmark index is the Lehman Brothers Aggregate Bond Index, an unmanaged index that is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The indices are rebalanced monthly by market capitalization. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

--------------------------------------------------------------------------------
DLB HIGH YIELD FUND
--------------------------------------------------------------------------------
FUND INVESTMENT OBJECTIVE
The DLB High Yield Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in publicly traded high yield debt and related securities.

--------------------------------------------------------------------------------
FUND FACTS
as of April 30, 2002

INCEPTION DATE:
  September 5, 2000

BENCHMARK:
  Lehman Brothers US
  Corporate High Yield

MANAGER TENURE:
  Since Inception

TOTAL ASSETS: $26.9 million

TICKER SYMBOL: DLHYX

NET EXPENSE RATIO*: 0.75%

CUSIP#: 232941864

PORTFOLIO MANAGER
CLIFFORD M. NOREEN
Managing Director
Portfolio Manager
David L. Babson & Company, Inc.
  Since 2000
MassMutual Life Insurance
  Company-15 years
University of Massachusetts, B.A.
American Int'l College, M.B.A.

JILL A. FIELDS
Managing Director
Portfolio Manager
David L. Babson & Company
  Since 2000
MassMutual Life Insurance
  Company-3 years
ITT Hartford Ins. Co.-10 years
Penn. State University, B.S.
University of Connecticut, M.B.A.


* "Net Expense Ratio" reflects the Fund's annualized expenses after the effect of an expense limitation agreement between the Fund and its Manager. Without this limitation, the annual Total Expense Ratio would have been 1.07%.
--------------------------------------------------------------------------------
FUND PERFORMANCE
The DLB High Yield Fund returned 5.91% for the six-month period ended April 30, 2002, versus a return of 6.60% for its benchmark, the Lehman Brothers U.S. Corporate High Yield Index.

MARKET HIGHLIGHTS
The High Yield market's performance reflects the recovery in the credit markets after the severe downturn in the market due to the events of September 11, 2001. The lower tier of the market (CCC rated or below) had the strongest performance as credit spreads tightened significantly. The sectors with the highest returns for the period were consumer cyclicals and capital goods. Conversely, performance in the telecommunication sector was disappointing.

The market's default rate as of April 30, 2002 was 10.9%. This continued high default rate is indicative of the weak economic environment, the lack of access to capital for many companies, and the difficult lending environment that will no longer provide liquidity to companies with weak fundamentals. The deterioration in the telecommunications sectors has represented a large share of the defaults in the High Yield market. In addition, there have been an increasing number of companies with accounting and/or corporate governance concerns that have impacted performance.

PORTFOLIO HIGHLIGHTS
The Fund's top three industry concentrations were in Hotels, Motels, and Gaming; Broadcasting and Media; and Electronics. The Fund is positioned to overweight sectors such as these that feature strong credit fundamentals and exposure to cyclical companies that should benefit from emerging economic recovery. The overall credit quality of the portfolio was lowered during the period to capture the increased return in the lower credit quality tier of the market. Opportunities in the market remain very issuer specific, however, and the Fund continues to seek undervalued bonds that have significant upside potential. Conversely, the Fund continues to underweight the telecommunications sector, where performance has been very poor and defaults have been rising.

Several of the top holdings in the Fund represent strong energy or gaming and leisure companies that had experienced depressed prices in the aftermath of September 11, 2001, but continue to feature strong fundamentals and moderately leveraged balance sheets. The Fund was positioned to take advantage of strong price dislocations in late 2001 and add to its positions in better quality companies offering high yields. The Fund has also added several new holdings in lower rated areas that have added yield and contributed to total return.

TOTAL RETURNS (%) FOR PERIODS ENDED 4/30/02

                                                                     SINCE
                                              6 MONTHS   1 YEAR    INCEPTION
                                              11/1/01-   5/1/01-    9/5/00-
                                              4/30/02    4/30/02    4/30/02
--------------------------------------------------------------------------------
DLB High Yield                                  5.91       5.12       2.34

Lehman Brothers                                 6.60       3.51       1.16
US Corporate High Yield Index

Periods over one year are annualized.





GROWTH OF A $100,000 INVESTMENT
CUMULATIVE TOTAL RETURN SINCE INCEPTION 9/5/00

                              [GRAPH APPEARS HERE]

                                LEHMAN BROTHERS
                    DLB             US CORP.
                 HIGH YIELD    HIGH YIELD INDEX
                $100,000.00       $100,000.00
  Sep 00         $99,800.00        $99,130.00
  Oct 00         $99,700.20        $95,957.84
  Nov 00         $95,861.74        $92,157.91
  Dec 00         $98,948.49        $93,936.56
  Jan 01        $105,093.19       $100,972.41
  Feb 01        $103,863.60       $102,315.34
  Mar 01        $100,643.83        $99,910.93
Apr 2001         $98,862.43        $98,662.04
May 2001         $99,070.04       $100,437.96
Jun 2001         $97,583.99        $97,615.65
Jul 2001         $98,657.42        $99,050.60
Aug 2001         $99,091.51       $100,219.40
Sep 2001         $95,296.31        $93,484.65
Oct 2001         $98,126.61        $95,793.73
Nov 2001        $101,315.72        $99,290.20
Dec 2001        $100,647.04        $98,883.11
Jan 2002        $101,653.51        $99,575.29
Feb 2002        $101,084.25        $98,181.23
Mar 2002        $103,237.34       $100,547.40
Apr 2002        $103,929.03       $102,156.16

The accompanying Disclosure Statement below is an integral part of this presentation and should be read carefully. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
TOP 10 HOLDINGS, April 30, 2002
                                   % of Fund Assets

Peabody Energy Corporation,              1.98
  9.625%, 2008

MGM Mirage, Inc., 8.5%, 2010             1.97

International Game Technology,           1.97
  8.375%, 2009

Cross Timbers Oil Company,               1.95
  9.25%, 2007

Intrawest Corporation, 9.75%, 2008       1.92

Lodgenet Entertainment,                  1.91
  10.25%, 2006

Healthsouth Corporation, 7.375%, 2006    1.86

Packaging Corporation of America,        1.84
  9.625%, 2009

Charter Communications Holdings          1.82
  10.75%, 2009

British Sky Broadcasting Group,          1.76
  6.875%, 2009

Total                                   18.98

QUALITY WEIGHTINGS (%), April 30, 2002
                                % of Fund Holdings

A                                        0.3

BAA                                     11.3

BA                                      35.9

B                                       44.9

CAA                                      5.0

Not Rated                                2.6

Note: Portfolio Holdings and Quality Weightings are subject to change
--------------------------------------------------------------------------------
OUTLOOK
The outlook for the High Yield market appears positive. The improved economic outlook and signs of recovery across many industries should continue to set a positive tone for market performance. While we believe we will see continued volatility in the short-term, the Fund is positioned in a manner that we believe will allow it to capitalize on investment opportunities presented in this environment.

DISCLOSURE STATEMENT
The views expressed in this report are those of the Fund's management only for the period of this report as stated on the front cover, and are subject to change. They are not intended as investment advice, nor are they intended to predict the performance of the securities market or the Fund. Your investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance does not predict future performance and the returns shown in the graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance returns shown above assume the reinvestment of dividends at NAV, and are not adjusted for taxes payable on reinvested dividends. The Fund's returns also reflect an expense limitation in effect during the periods shown; without this expense limitation, returns would have been lower. The performance returns shown are as of the date of this report; more recent returns may be more or less than those shown above.

The Fund invests in lower-rated, higher-yielding securities which pose a greater risk to principal than investments in higher-rated, investment-grade securities.

The Fund's benchmark index is the Lehman Brothers U.S. Corporate High Yield Index, an unmanaged index that includes high yield issuers rated Ba1 or lower, and a minimum issue size of $100 million. This index includes defaulted securities, zero coupon securities, and Yankee and global bonds of non-emerging issuers. Performance measures for indices assume reinvestment of all distributions and interest payments, and do not account for brokerage fees and taxes. Indices do not incur expenses, and cannot be purchased directly by investors. Securities in the Fund do not match those in the Index, and performance of the Fund will differ.

This report and the Fund financial statements contained herein are submitted for the general information of the shareholders of The DLB Fund Group. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus, which should be read carefully, and can be obtained, free of charge, by calling 1-877-766-0014.



























                          Babson Securities Corporation
                    One Memorial Drive, Cambridge, MA 02142
                                   April 2002

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS - 96.3%

ISSUER                                        SHARES         VALUE

BANKING - 11.8%
Capital One Financial Corporation (+)        40,400   $  2,419,556
Citigroup, Inc.                              96,033      4,158,229
Federal Home Loan Mortgage Corporation       85,300      5,574,355
Golden West Financial Corporation            21,400      1,463,546
                                                      ------------
                                                        13,615,686
                                                      ------------
BEVERAGES, FOOD & TOBACCO - 6.4%
Anheuser-Busch Companies, Inc.               35,100      1,860,300
PepsiCo, Inc.                                19,300      1,001,670
Philip Morris Companies, Inc.                48,400      2,634,412
Sysco Corporation                            65,400      1,897,254
                                                      ------------
                                                         7,393,636
                                                      ------------
COMMERCIAL SERVICES - 3.5%
Paychex, Inc.                               108,900      4,065,237
                                                      ------------
COMMUNICATIONS EQUIPMENT - 0.6%
Nokia Corporation ADR (Finland)              39,700        645,522
                                                      ------------
COMPUTERS & INFORMATION - 1.5%
Cisco Systems, Inc. (*)                      68,200        999,130
EMC Corporation (*)                          79,000        722,060
                                                      ------------
                                                         1,721,190
                                                      ------------
COSMETICS & PERSONAL CARE - 1.7%
The Gillette Company                         55,000      1,951,400
                                                      ------------
DATA PROCESSING & PREPARATION - 6.5%
Automatic Data Processing, Inc.              48,000      2,440,320
First Data Corporation                       28,100      2,233,669
Fiserv, Inc. (*)                             64,200      2,854,332
                                                      ------------
                                                         7,528,321
                                                      ------------
ELECTRICAL EQUIPMENT - 1.6%
General Electric Company                     57,900      1,826,745
                                                      ------------
ELECTRONICS - 0.3%
Flextronics International Ltd. (*)           27,700        383,645
                                                      ------------
ELECTRONICS/SEMICONDUCTORS - 6.0%
Analog Devices, Inc. (*)                     68,900      2,546,544
Linear Technology Corporation                67,600      2,626,936
Maxim Integrated Products, Inc. (*)          34,200      1,703,160
                                                      ------------
                                                         6,876,640
                                                      ------------
ENTERTAINMENT & LEISURE - 3.4%
Liberty Media Corporation Cl. A (*)         361,800      3,871,260
                                                      ------------
FINANCIAL SERVICES - 3.3%
Lehman Brothers Holdings, Inc.               29,300      1,728,700

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                        SHARES         VALUE

FINANCIAL SERVICES - CONTINUED
Merrill Lynch & Company, Inc.                22,000   $    922,680
Morgan Stanley Dean Witter & Company         24,200      1,154,824
                                                      ------------
                                                         3,806,204
                                                      ------------
HEALTH CARE PROVIDERS - 2.4%
Tenet Healthcare Corporation (*)             38,100      2,795,397
                                                      ------------
INSURANCE - 4.0%
American International Group, Inc.           67,487      4,664,701
                                                      ------------
MEDIA - BROADCASTING & PUBLISHING - 3.6%
Clear Channel Communication, Inc. (*)        55,000      2,582,250
Cox Communications, Inc. (*)                 48,400      1,616,076
                                                      ------------
                                                         4,198,326
                                                      ------------
MEDICAL SUPPLIES - 3.3%
Alcon, Inc. (Switzerland) (*)                12,600        436,590
Medtronic, Inc.                              76,100      3,400,909
                                                      ------------
                                                         3,837,499
                                                      ------------
OIL & GAS - 8.8%
Exxon Mobil Corporation                     105,694      4,245,728
Kinder Morgan, Inc. (+)                      91,900      4,448,879
Nabors Industries, Inc. (*)                  33,100      1,507,705
                                                      ------------
                                                        10,202,312
                                                      ------------
PHARMACEUTICALS - 11.1%
Johnson & Johnson                            42,500      2,714,050
Merck & Company, Inc.                        21,400      1,162,876
Pfizer, Inc.                                151,900      5,521,565
Pharmacia & Upjohn, Inc.                     26,477      1,091,647
Wyeth                                        41,600      2,371,200
                                                      ------------
                                                        12,861,338
                                                      ------------
PREPACKAGED SOFTWARE - 3.6%
Ascential Software Corporation (*)          793,600      2,729,984
Compuware Corporation (*)                   179,900      1,410,416
                                                      ------------
                                                         4,140,400
                                                      ------------
RETAILERS - 3.8%
Staples, Inc. (*)                            95,300      1,903,141
The Home Depot, Inc.                         53,100      2,462,247
                                                      ------------
                                                         4,365,388
                                                      ------------
SOFTWARE - 6.9%
Adobe Systems, Inc.                          60,200      2,405,592
Microsoft Corporation (*)                    54,000      2,822,040
Symantec Corporation (*) (+)                 77,700      2,751,357
                                                      ------------
                                                         7,978,989
                                                      ------------

DLB CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                        SHARES         VALUE

STATE COMMERCIAL BANKS - 2.2%
Fifth Third Bancorp                          37,200   $  2,551,548
                                                      ------------

TOTAL COMMON STOCKS (identified cost, $125,217,672)    111,281,384

                                           CONTRACTS

PURCHASED OPTIONS - 2.2%
Taiwan Semiconductor Manufacturing
 Company Ltd., August call, strike
 .000001, dated 8/16/02, (Taiwan)
 (identified cost, $1,980,100)            1,000,000      2,562,735
                                                      ------------

                                           PRINCIPAL
                                              AMOUNT

SECURITY LENDING COLLATERAL - 8.0%
Bayerische Hypo-und Vereinsbank, 1.90%,
 Due 6/19/02                              $1,652,074     1,652,074
Credit Agricole Bank, 1.75%, Due
 05/07/02                                 1,652,072      1,652,072
Fleet National Bank, 1.88%, Due 06/03/02    367,028        367,028
Merrill Lynch Bank & Co., 1.91%, Due
 11/26/02                                   826,037        826,037
Merrimac MM                               3,955,252      3,955,252
US Bank, 1.89%, Due 11/06/02                826,037        826,037
                                                      ------------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $9,278,500)                                            9,278,500
REPURCHASE AGREEMENTS - 1.5%
Investors Bank & Trust Repurchase
 Agreement, 0.95%, dated 04/30/02,
 $1,679,283 due on 05/01/02 (secured by
 Federal Government Agency, 6.732%, due
 on 06/01/30, with value of $1,763,342),
 at cost                                  1,679,239      1,679,239
                                                      ------------

TOTAL INVESTMENTS (identified cost, $138,155,511)      124,801,858

Other assets, less liabilities - (8.0%)                 (9,253,453)
                                                      ------------

NET ASSETS - 100%                                     $115,548,405
                                                      ============



ADR  American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan


See notes to financial statements.

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS - 92.9%

ISSUER                                        SHARES        VALUE

AEROSPACE & DEFENSE - 5.3%
Lockheed Martin Corporation                   35,200  $ 2,214,080
The Boeing Company                            26,800    1,195,280
                                                      -----------
                                                        3,409,360
                                                      -----------
AIRLINES - 1.6%
Delta Air Lines, Inc.                         38,000    1,052,980
                                                      -----------
APPAREL RETAILERS - 2.2%
The Limited, Inc.                             73,500    1,408,260
                                                      -----------
AUTOMOTIVE - 1.7%
General Motors Corporation (+)                16,800    1,077,720
                                                      -----------
BANKING - 4.2%
Astoria Financial Corporation                 36,600    1,174,494
Citigroup, Inc.                               35,338    1,530,135
                                                      -----------
                                                        2,704,629
                                                      -----------
BEVERAGES, FOOD & TOBACCO - 7.8%
Diageo PLC ADR (United Kingdom)               33,340    1,762,019
H.J. Heinz Company                            38,100    1,599,819
Kellogg Company                               46,900    1,684,648
                                                      -----------
                                                        5,046,486
                                                      -----------
BUILDING MATERIALS - 1.6%
Hanson PLC Sponsored ADR (United
 Kingdom)                                     21,400      783,240
Martin Marietta Materials, Inc.                7,100      276,616
                                                      -----------
                                                        1,059,856
                                                      -----------
CHEMICALS & PLASTICS - 2.4%
E.I. du Pont de Nemours and Company           34,200    1,521,900
                                                      -----------
COMPUTERS & INFORMATION - 4.3%
Apple Computer, Inc. (*)                      64,300    1,560,561
International Business Machines
 Corporation                                  14,900    1,248,024
                                                      -----------
                                                        2,808,585
                                                      -----------
ELECTRIC UTILITIES - 5.4%
Duke Energy Corporation                       46,600    1,786,178
Sempra Energy (+)                             67,100    1,715,747
                                                      -----------
                                                        3,501,925
                                                      -----------
ELECTRONICS - 1.4%
Rockwell Collins, Inc.                        38,100      907,542
                                                      -----------
FINANCIAL SERVICES - 9.2%
American Express Company                      40,600    1,665,006
Student Loan Corporation                      23,500    2,287,725
USA Education, Inc. (+)                       21,050    2,017,643
                                                      -----------
                                                        5,970,374
                                                      -----------

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                        SHARES        VALUE

FOOD RETAILERS - 2.3%
Albertson's, Inc. (+)                         43,900  $ 1,472,406
                                                      -----------
FOREST PRODUCTS & PAPER - 2.3%
Weyerhaeuser Company (+)                      24,900    1,484,289
                                                      -----------
HEALTH CARE PROVIDERS - 6.1%
Tenet Healthcare Corporation (*)              35,700    2,619,309
UnitedHealth Group, Inc.                      15,000    1,317,150
                                                      -----------
                                                        3,936,459
                                                      -----------
HOUSEHOLD PRODUCTS - 3.0%
Fortune Brands, Inc.                          36,800    1,923,168
                                                      -----------
INSURANCE - 6.3%
Everest Re Group Ltd.                         27,000    1,833,300
Phoenix Companies, Inc. (*)                   22,000      409,420
The Allstate Corporation                      45,600    1,812,144
                                                      -----------
                                                        4,054,864
                                                      -----------
METALS - 2.3%
United States Steel Corporation               83,700    1,509,948
                                                      -----------
NATIONAL COMMERCIAL BANKS - 7.3%
National City Corporation                     41,300    1,288,560
Wachovia Corporation                          45,000    1,711,800
Wells Fargo & Company                         33,200    1,698,180
                                                      -----------
                                                        4,698,540
                                                      -----------
OIL & GAS - 5.8%
BP PLC Sponsored ADR (United Kingdom)         30,216    1,534,973
Marathon Oil Corporation                      24,400      709,064
Royal Dutch Petroleum Company - N.Y.
 Reg. (Netherlands)                           28,100    1,468,506
                                                      -----------
                                                        3,712,543
                                                      -----------
PHARMACEUTICALS - 1.2%
Bristol-Myers Squibb Company                  25,800      743,040
                                                      -----------
PREPACKAGED SOFTWARE - 1.1%
Compuware Corporation (*)                     90,000      705,600
                                                      -----------
RESTAURANTS - 2.5%
McDonald's Corporation                        56,900    1,615,960
                                                      -----------
RETAILERS - 2.3%
Rite Aid Corporation (*)                     473,500    1,500,995
                                                      -----------
TRANSPORTATION - 1.9%
Union Pacific Corporation                     21,500    1,221,200
                                                      -----------
TRAVEL SERVICES - 1.4%
Sabre Holdings Corporation (*)                20,100      934,650
                                                      -----------

TOTAL COMMON STOCKS (identified cost, $48,128,020)     59,983,279

DLB VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

                                           PRINCIPAL
ISSUER                                        AMOUNT        VALUE

SECURITY LENDING COLLATERAL - 6.2%
Bayerische Hypo-und Vereinsbank, 1.90%,
  Due 6/19/02                             $  715,053  $   715,053
Credit Agricole Bank, 1.75%, Due
  05/07/02                                   715,053      715,053
Fleet National Bank, 1.88%, Due 06/03/02      46,357       46,357
Merrill Lynch Bank & Co., 1.91%, Due
  11/26/02                                   357,527      357,527
Merrimac MM                                1,824,418    1,824,418
US Bank, 1.89%, Due 11/06/02                 357,527      357,527
                                                      -----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $4,015,935)                                           4,015,935

REPURCHASE AGREEMENTS - 7.1%
Investors Bank & Trust Repurchase
 Agreement, 0.95%, dated 04/30/02,
 $4,586,394 due on 05/01/02 (secured by
 Federal Government Agency, 6.057%, due
 on 10/01/26, with value of $4,815,736),
 at cost                                   4,586,273    4,586,273
                                                      -----------

TOTAL INVESTMENTS (identified cost, $56,730,228)       68,585,487

Other assets, less liabilities - (6.2%)                (4,033,414)
                                                      -----------

NET ASSETS - 100%                                     $64,552,073
                                                      ===========




ADR  American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan


See notes to financial statements.

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS - 99.6%

ISSUER                                      SHARES        VALUE

ADVERTISING - 0.2%
Omnicom Group, Inc. (+)                       400   $    34,896
The Interpublic Group of Companies, Inc.      900        27,792
TMP Worldwide, Inc. (*)                       200         6,034
                                                    -----------
                                                         68,722
                                                    -----------
AEROSPACE & DEFENSE - 1.6%
General Dynamics Corporation                  600        58,254
Goodrich Corporation                          300         9,576
Honeywell International, Inc.               2,300        84,364
Lockheed Martin Corporation                 2,000       125,800
Northrop Grumman Corporation                  400        48,264
Raytheon Company                            1,300        54,990
Textron, Inc.                                 500        24,590
TRW, Inc.                                   1,300        71,539
                                                    -----------
                                                        477,377
                                                    -----------
AIRLINES - 0.2%
Southwest Airlines, Inc.                    2,550        46,435
                                                    -----------
APPAREL RETAILERS - 0.1%
Nordstrom, Inc. (+)                           200         4,692
The Limited, Inc.                           1,200        22,992
                                                    -----------
                                                         27,684
                                                    -----------
AUTOMOTIVE - 1.7%
Cooper Tire & Rubber Company                2,500        62,000
Dana Corporation                            3,700        74,962
Delphi Automotive Systems Corporation       2,200        34,210
Ford Motor Company (+)                      3,400        54,400
General Motors Corporation (+)              2,000       128,300
Genuine Parts Company                         700        24,157
Harley-Davidson, Inc.                         700        37,093
Navistar International Corporation            200         7,980
Paccar, Inc.                                  900        64,323
The Goodyear Tire & Rubber Company            400         8,900
                                                    -----------
                                                        496,325
                                                    -----------
BANKING - 4.7%
Capital One Financial Corporation             400        23,956
Charter One Financial, Inc.                   735        26,004
Citigroup, Inc.                            15,000       649,500
Federal Home Loan Mortgage Corporation      2,000       130,700
Federal National Mortgage Association       2,900       228,897
Golden West Financial Corporation           1,100        75,229
MBNA Corporation                            2,472        87,632
Washington Mutual, Inc.                     3,750       141,488
                                                    -----------
                                                      1,363,406
                                                    -----------

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

BEVERAGES, FOOD & TOBACCO - 5.5%
Adolph Coors Company Cl. B                  1,100   $    73,535
Anheuser-Busch Companies, Inc.              2,500       132,500
Archer-Daniels-Midland Company              1,725        22,891
Coca-Cola Enterprises, Inc.                 1,300        25,506
ConAgra Foods, Inc.                         1,700        41,650
General Mills, Inc.                         1,000        44,050
H.J. Heinz Company                          1,200        50,388
Hershey Foods Corporation                     500        34,000
Kellogg Company                             1,200        43,104
PepsiCo, Inc.                               5,120       265,728
Philip Morris Companies, Inc.               6,400       348,352
Safeway, Inc. (*)                           1,500        62,925
Sara Lee Corporation                        2,300        48,714
Starbucks Corporation (*)                   1,200        27,384
SuperValu, Inc.                             1,400        42,000
The Coca-Cola Company                       3,300       183,183
The Pepsi Bottling Group, Inc.              1,200        34,368
Unilever NV - N.Y. Reg. (Netherlands)       1,700       109,990
UST, Inc.                                     500        19,900
                                                    -----------
                                                      1,610,168
                                                    -----------
BUILDING MATERIALS - 0.3%
Louisiana Pacific Corporation               3,600        42,120
Masco Corporation (+)                       1,500        42,150
                                                    -----------
                                                         84,270
                                                    -----------
CHEMICALS & PLASTICS - 1.1%
Air Products & Chemicals, Inc.                600        28,830
Avery-Dennison Corporation                    300        19,215
E.I. du Pont de Nemours and Company         3,000       133,500
Eastman Chemical Company                      300        13,230
Engelhard Corporation                         600        18,252
Great Lakes Chemical Corporation (+)          100         2,574
Hercules, Inc. (*) (+)                        300         3,660
International Flavors & Fragrances, Inc.      300         9,660
PPG Industries, Inc.                          500        26,155
Praxair, Inc.                                 500        28,550
Rohm & Haas Company                           600        22,266
Sealed Air Corporation (*) (+)                200         8,934
Tupperware Corporation                        200         4,592
                                                    -----------
                                                        319,418
                                                    -----------
COMMERCIAL SERVICES - 2.1%
Allied Waste Industries, Inc. (*)           1,100        13,354
Cendant Corporation (*)                     6,200       111,538
Concord EFS, Inc. (*)                       1,400        44,273
Equifax, Inc.                               1,100        30,052
Fluor Corporation                           2,200        90,926
H&R Block, Inc.                             2,300        92,276
Halliburton Company                         1,500        25,485
Moody's Corporation                           400        17,432

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

COMMERCIAL SERVICES - CONTINUED
Paychex, Inc.                               1,000   $    37,330
R.R. Donnelley & Sons Company                 500        15,980
Ryder System, Inc.                          2,400        68,064
Waste Management, Inc.                      2,400        63,216
                                                    -----------
                                                        609,926
                                                    -----------
COMMUNICATIONS - 1.4%
ADC Telecommunications, Inc. (*)            2,100         8,169
Andrew Corporation (*) (+)                    300         4,977
Ciena Corporation (*)                         900         6,741
Corning, Inc.                               2,700        18,063
Lucent Technologies, Inc. (*) (+)           9,100        41,860
Motorola, Inc.                              8,800       135,520
Network Appliance, Inc. (*)                   900        15,705
Nextel Communications, Inc. Cl. A (*)
 (+)                                        2,300        12,673
Nortel Networks Corporation (Canada)        9,600        32,640
Qualcomm, Inc. (*)                          1,300        39,208
Scientific-Atlanta, Inc.                    3,800        76,000
Tellabs, Inc. (*)                           1,200        10,188
                                                    -----------
                                                        401,744
                                                    -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.7%
Autodesk, Inc.                              4,500        82,755
Computer Sciences Corporation (*)             500        22,425
Parametric Technology Corporation (*)       1,100         4,444
Sapient Corporation (*)                       400         1,952
Sun Microsystems, Inc. (*)                  9,400        76,892
Unisys Corporation (*)                      1,000        13,500
                                                    -----------
                                                        201,968
                                                    -----------
COMPUTER PROGRAMMING SERVICES - 0.0%
Mercury Interactive Corporation (*)           300        11,181
                                                    -----------
COMPUTERS & INFORMATION - 5.2%
Apple Computer, Inc. (*)                    1,100        26,697
Cisco Systems, Inc. (*)                    29,885       437,815
Compaq Computer Corporation                 6,500        65,975
Dell Computer Corporation (*)               7,800       205,452
EMC Corporation (*)                         6,700        61,238
Gateway, Inc. (*)                           5,300        29,044
Hewlett-Packard Company                     9,700       165,870
International Business Machines
 Corporation                                5,100       427,176
International Game Technology (*)             100         6,295
Jabil Circuit, Inc. (*)                       500        10,205
Palm, Inc. (*)                              1,500         4,755
Pitney Bowes, Inc.                          1,000        42,100
Solectron Corporation (*) (+)               2,300        16,790
                                                    -----------
                                                      1,499,412
                                                    -----------
CONTAINERS & PACKAGING - 0.3%
Ball Corporation                              200         9,510

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

CONTAINERS & PACKAGING - CONTINUED
Bemis Company, Inc.                           200   $    10,646
Pactiv Corporation (*)                      3,400        70,278
Temple-Inland, Inc.                           200        10,588
                                                    -----------
                                                        101,022
                                                    -----------
COSMETICS & PERSONAL CARE - 2.5%
Alberto Culver Company Cl. B (+)              200        10,914
Avon Products, Inc.                           500        27,925
Kimberly-Clark Corporation                  1,600       104,192
Procter & Gamble Company                    5,164       466,103
The Gillette Company                        3,100       109,988
                                                    -----------
                                                        719,122
                                                    -----------
DATA PROCESSING & PREPARATION - 1.2%
Automatic Data Processing, Inc.             1,800        91,512
Deluxe Corporation                          1,400        61,432
First Data Corporation                      1,900       151,031
Fiserv, Inc. (*)                              600        26,676
IMS Health, Inc.                              400         8,244
                                                    -----------
                                                        338,895
                                                    -----------
ELECTRIC UTILITIES - 3.0%
AES Corporation (*) (+)                     4,600        36,892
Allegheny Energy, Inc.                        300        12,576
American Electric Power, Inc. (+)             900        41,220
Calpine Corporation (*) (+)                 1,000        11,000
Cinergy Corporation                           600        21,318
Consolidated Edison, Inc.                     700        30,513
Constellation Energy Group, Inc.              500        15,960
Dominion Resources, Inc.                      800        53,136
DTE Energy Company                            600        27,204
Duke Energy Corporation                     1,400        53,662
Edison International (*)                    4,100        74,415
Entergy Corporation                           700        32,480
Exelon Corporation                          1,000        54,300
FirstEnergy Corporation                       900        29,970
FPL Group, Inc.                               300        19,047
Mirant Corporation (*)                      1,297        15,668
PG&E Corporation (*)                        3,100        72,850
Pinnacle West Capital Corporation             300        13,146
PPL Corporation                               500        19,055
Progress Energy, Inc.                         400        20,756
Public Service Enterprise Group, Inc.         700        32,445
Reliant Energy, Inc.                          900        22,842
Sempra Energy                                 500        12,785
The Southern Company (+)                    2,100        59,535
TXU Corporation (+)                           900        48,978
Xcel Energy, Inc.                           1,100        27,973
                                                    -----------
                                                        859,726
                                                    -----------

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

ELECTRICAL EQUIPMENT - 3.5%
General Electric Company                   28,600   $   902,330
Johnson Controls, Inc.                        400        34,500
Kla-Tencor Corporation (*)                    600        35,382
Rockwell International Corporation          1,700        36,499
                                                    -----------
                                                      1,008,711
                                                    -----------
ELECTRONICS - 0.4%
Emerson Electric Company                    1,100        58,729
JDS Uniphase Corporation (*) (+)            3,700        16,058
LSI Logic Corporation (*) (+)               1,300        16,705
Rockwell Collins, Inc.                        600        14,292
                                                    -----------
                                                        105,784
                                                    -----------
ELECTRONICS/SEMICONDUCTORS - 4.0%
Advanced Micro Devices, Inc. (*)              800         8,944
Altera Corporation (*)                      1,000        20,560
Analog Devices, Inc. (*)                    1,200        44,352
Applied Materials, Inc. (*)                 6,200       150,784
Applied Micro Circuits Corporation (*)        800         5,400
Broadcom Corporation Cl. A (*) (+)            400        13,800
Conexant Systems, Inc. (*) (+)                700         7,140
Intel Corporation                          19,600       560,756
Linear Technology Corporation                 900        34,974
Micron Technology, Inc. (*)                 1,800        42,660
National Semiconductor Corporation (*)        700        22,064
Novellus Systems, Inc. (*) (+)                500        23,700
Nvidia Corporation (*) (+)                    500        17,405
Texas Instruments, Inc.                     5,100       157,743
Xilinx, Inc. (*)                            1,000        37,760
                                                    -----------
                                                      1,148,042
                                                    -----------
ENTERTAINMENT & LEISURE - 0.4%
Brunswick Corporation                         200         5,638
Eastman Kodak Company (+)                     600        19,326
Harrah's Entertainment, Inc. (*)            1,600        78,656
Hasbro, Inc.                                  400         6,392
Mattel, Inc.                                  800        16,512
                                                    -----------
                                                        126,524
                                                    -----------
ENTERTAINMENT/MEDIA - 0.6%
AOL Time Warner, Inc. (*)                   9,896       188,222
                                                    -----------
FINANCIAL SERVICES - 3.1%
American Express Company                    3,900       159,939
Countrywide Credit Industries, Inc.         1,400        65,394
Equity Office Properties Trust REIT         2,400        68,712
Equity Residential Properties Trust REIT      700        19,740
Franklin Resources, Inc.                      800        33,520
Household International, Inc.               1,700        99,093
Lehman Brothers Holdings, Inc.                800        47,200
Merrill Lynch & Company, Inc. (+)           2,300        96,462

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

FINANCIAL SERVICES - CONTINUED
Morgan Stanley Dean Witter & Company        3,300   $   157,476
Plum Creek Timber Company, Inc.               500        15,225
Stilwell Financial, Inc.                      900        19,224
T. Rowe Price Group, Inc.                     500        17,535
The Bear Stearns Companies, Inc.            1,100        68,134
USA Education, Inc.                           500        47,925
                                                    -----------
                                                        915,579
                                                    -----------
FOOD RETAILERS - 0.4%
Albertson's, Inc.                           1,200        40,248
The Kroger Company (*)                      2,400        54,648
Winn-Dixie Stores, Inc. (+)                   500         8,675
                                                    -----------
                                                        103,571
                                                    -----------
FOREST PRODUCTS & PAPER - 0.5%
Boise Cascade Corporation                     200         6,774
Georgia-Pacific Corporation                   600        17,388
International Paper Company                 1,400        58,002
MeadWestvaco Corporation                      591        17,352
Weyerhaeuser Company                          700        41,727
                                                    -----------
                                                        141,243
                                                    -----------
HEALTH CARE PROVIDERS - 1.2%
Healthsouth Corporation (*)                 1,300        19,630
Humana, Inc. (*)                            3,400        55,590
Manor Care, Inc. (*)                          300         7,692
Tenet Healthcare Corporation (*)              800        58,696
The Healthcare Company                      1,300        62,127
UnitedHealth Group, Inc.                    1,000        87,810
Wellpoint Health Networks, Inc. (*)           600        45,048
                                                    -----------
                                                        336,593
                                                    -----------
HEAVY CONSTRUCTION - 0.0%
Centex Corporation                            100         5,630
                                                    -----------
HEAVY MACHINERY - 1.7%
Black & Decker Corporation                    200         9,736
Cummins, Inc.                                 200         8,510
Deere & Company                             1,000        44,760
Dover Corporation                             600        22,356
Ingersoll-Rand Company Cl. A                  700        34,965
McDermott International, Inc. (*)           4,800        76,656
Pall Corporation                              500        10,400
Parker-Hannifin Corporation                 1,400        69,930
The Stanley Works                             200         9,296
United Technologies Corporation             1,600       112,272
W.W. Grainger, Inc.                         1,600        89,712
                                                    -----------
                                                        488,593
                                                    -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.6%
KB Home (+)                                   700        34,895

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - CONTINUED
Leggett & Platt, Inc.                         400   $    10,520
Maytag Corporation                            600        27,690
Newell Rubbermaid, Inc.                       800        25,120
Pulte Corporation                             200        10,640
Whirlpool Corporation                         800        59,960
                                                    -----------
                                                        168,825
                                                    -----------
HOUSEHOLD PRODUCTS - 0.3%
Fortune Brands, Inc.                          400        20,904
Snap-On, Inc.                                 200         6,336
The Clorox Company                          1,400        61,950
                                                    -----------
                                                         89,190
                                                    -----------
INFORMATION RETRIEVAL SERVICES - 0.0%
Yahoo!, Inc. (*)                            1,000        14,760
                                                    -----------
INSURANCE - 4.4%
ACE Ltd.                                      800        34,816
Aflac Corporation                           1,000        29,900
Ambac Financial Group, Inc.                   400        25,144
American International Group, Inc.          4,626       319,749
Aon Corporation                               800        28,584
Chubb Corporation                             300        23,010
Cigna Corporation                             600        65,400
Cincinnati Financial Corporation              500        23,430
Conseco, Inc. (*) (+)                         800         2,984
Jefferson Pilot Corporation                   600        30,048
John Hancock Financial Services, Inc.       1,200        46,320
Lincoln National Corporation                  600        28,740
Loews Corporation                             700        41,965
Marsh & McLennan Companies, Inc.              800        80,864
MBIA, Inc.                                    550        29,662
Metlife, Inc. (+)                           2,200        75,108
MGIC Investment Corporation                 1,000        71,360
Progressive Corporation                       900        51,750
Safeco Corporation                            300        10,020
The Allstate Corporation                    2,200        87,428
The Hartford Financial Services Group,
 Inc.                                         700        48,510
The St. Paul Companies, Inc.                  400        19,924
Torchmark Corporation                         900        36,801
UnumProvident Corporation                   1,100        31,064
XL Capital Ltd. Cl. A (Bermuda)               400        37,740
                                                    -----------
                                                      1,280,321
                                                    -----------
LODGING - 0.3%
Hilton Hotels Corporation                     800        13,088
Marriott International, Inc. Cl. A            800        35,152
Starwood Hotels & Resorts Worldwide,
 Inc.                                         700        26,460
                                                    -----------
                                                         74,700
                                                    -----------

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

MANUFACTURING - 1.4%
3M Company                                  1,100   $   138,380
Cooper Industries, Inc.                       300        13,140
Danaher Corporation (+)                       500        35,790
Eaton Corporation                             300        25,383
Illinois Tool Works, Inc.                     824        59,410
ITT Industries, Inc.                          500        34,930
Tyco International Ltd. (Bermuda)           5,431       100,202
                                                    -----------
                                                        407,235
                                                    -----------
MEDIA - BROADCASTING & PUBLISHING - 1.6%
American Greetings Corporation (+)          4,600        81,650
Gannett Company, Inc.                         800        58,640
Knight Ridder, Inc.                           300        20,100
Meredith Corporation                          100         4,282
New York Times Company                        400        18,624
The McGraw-Hill Companies, Inc.               500        31,995
Tribune Company                             1,000        44,170
Univision Communications, Inc. Cl. A (*)      400        15,984
Viacom, Inc. Cl. B (*)                      3,900       183,690
                                                    -----------
                                                        459,135
                                                    -----------
MEDICAL SUPPLIES - 1.8%
Agilent Technologies, Inc. (*)              1,800        54,090
Allergan, Inc.                                400        26,364
Applera Corporation - Applied Biosystems
 Group                                        700        11,984
Bausch & Lomb, Inc.                         2,200        79,134
Baxter International, Inc. (+)              1,800       102,420
Becton Dickinson & Company                  1,000        37,170
Biomet, Inc.                                1,050        29,642
Boston Scientific Corporation (*)           1,100        27,412
C.R. Bard, Inc.                             1,300        71,422
Guidant Corporation (*)                       900        33,840
St. Jude Medical, Inc. (*)                    300        24,963
Tektronix, Inc. (*)                           400         8,800
Teradyne, Inc. (*)                            200         6,590
Thermo Electron Corporation (*)               600        11,340
                                                    -----------
                                                        525,171
                                                    -----------
METALS - 0.7%
Alcan, Inc. (Canada) (+)                    1,100        40,293
Alcoa, Inc.                                 1,500        51,045
Barrick Gold Corporation (Canada) (+)       1,500        30,105
Crane Company                                 200         5,516
Freeport-McMoran, Inc. (*) (+)                300         5,328
Inco Ltd. (Canada) (*) (+)                    800        16,024
Newmont Mining Corporation                  1,200        34,212
Nucor Corporation                             300        17,535
Phelps Dodge Corporation                      200         7,160

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

METALS - CONTINUED
United States Steel Corporation               100   $     1,804
Worthington Industries, Inc.                  300         4,440
                                                    -----------
                                                        213,462
                                                    -----------
MINING - 0.1%
Placer Dome, Inc. (Canada)                  1,400        16,450
                                                    -----------
NATIONAL COMMERCIAL BANKS - 7.8%
AmSouth Bancorporation                      1,700        38,607
Bank of America Corporation                 7,300       529,104
Bank One Corporation                        3,500       143,045
BB&T Corporation                            1,400        53,312
Comerica, Inc.                                500        31,425
Fleet Boston Financial Corporation          2,900       102,370
Huntington Bancshares, Inc.                   800        16,232
J.P. Morgan Chase & Company                 7,864       276,026
KeyCorp                                     1,600        44,976
Marshall & Ilsley Corporation                 300        19,095
Mellon Financial Corporation                1,600        60,416
National City Corporation                   2,900        90,480
PNC Financial Services Group, Inc.          1,000        55,150
Regions Financial Corporation               1,200        42,084
SouthTrust Corporation                      1,400        37,352
State Street Corporation                      900        45,999
SunTrust Banks, Inc.                          900        61,182
U.S. Bancorp                                5,500       130,350
Union Planters Corporation                    600        30,066
Wachovia Corporation                        5,100       194,004
Wells Fargo & Company                       4,900       250,635
Zions Bancorporation                          300        16,224
                                                    -----------
                                                      2,268,134
                                                    -----------
OFFICE EQUIPMENT/SUPPLIES - 0.2%
Xerox Corporation (*) (+)                   6,500        57,525
                                                    -----------
OIL & GAS - 6.3%
Amerada Hess Corporation                      300        23,064
Anadarko Petroleum Corporation                500        26,910
Apache Corporation                            440        25,665
Ashland, Inc.                               1,700        69,411
Burlington Resources, Inc.                    600        26,658
ChevronTexaco Corporation                   3,209       278,252
Conoco, Inc.                                1,800        50,490
Devon Energy Corporation                      500        24,655
Dynegy, Inc.                                  500         9,000
El Paso Corporation                         1,984        79,360
Exxon Mobil Corporation                    14,600       586,482
Kerr-McGee Corporation (+)                    200        11,960
Keyspan Corporation                           200         7,060
Kinder Morgan, Inc. (+)                       500        24,205
Marathon Oil Corporation                    2,400        69,744

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

OIL & GAS - CONTINUED
Nabors Industries, Inc. (*)                   400   $    18,220
Nicor, Inc.                                   200         9,356
Noble Drilling Corporation (*)                500        21,675
Occidental Petroleum Corporation            1,200        34,500
Phillips Petroleum Company                    700        41,867
Rowan Companies, Inc. (*)                     400        10,152
Royal Dutch Petroleum Company - N.Y.
 Reg. (Netherlands)                         6,300       329,238
Sunoco, Inc.                                  300        10,314
The Williams Companies, Inc.                1,400        26,740
Unocal Corporation                            500        18,595
                                                    -----------
                                                      1,833,573
                                                    -----------
PHARMACEUTICALS - 10.0%
Abbott Laboratories                         2,800       151,060
AmerisourceBergen Corporation                 400        31,000
Amgen, Inc. (*)                             1,800        95,184
Biogen, Inc. (*)                              600        26,082
Bristol-Myers Squibb Company                5,800       167,040
Chiron Corporation (*)                        600        24,282
Eli Lilly & Company                         2,000       132,100
Forest Laboratories, Inc. (*)                 500        38,570
Genzyme Corporation (*)                       600        24,564
Immunex Corporation (*)                     1,600        43,424
Johnson & Johnson                           8,784       560,946
King Pharmaceuticals, Inc. (*)                800        25,072
McKesson Corporation                          900        36,351
Medimmune, Inc. (*)                           400        13,360
Merck & Company, Inc.                       6,900       374,946
Pfizer, Inc.                               18,225       662,479
Pharmacia & Upjohn, Inc.                    3,900       160,797
Schering-Plough Corporation                 4,200       114,660
Watson Pharmaceutical, Inc. (*)             3,300        81,180
Wyeth                                       2,400       136,800
                                                    -----------
                                                      2,899,897
                                                    -----------
PREPACKAGED SOFTWARE - 3.8%
Adobe Systems, Inc.                           600        23,976
BMC Software, Inc. (*)                      5,300        76,638
Citrix Systems, Inc. (*)                      600         6,960
Computer Associates International, Inc.     1,700        31,620
Compuware Corporation (*)                   2,700        21,168
Intuit, Inc. (*)                              700        27,426
Microsoft Corporation (*)                  11,897       621,737
Novell, Inc. (*)                            1,100         4,070
Oracle Corporation (*)                     16,400       164,656
Peoplesoft, Inc. (*)                          800        18,536
Rational Software Corporation (*)           1,600        23,312
Siebel Systems, Inc. (*)                    1,400        33,866
Veritas Software Corporation (*)            1,300        36,842
                                                    -----------
                                                      1,090,807
                                                    -----------

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

RESTAURANTS - 0.9%
Darden Restaurants, Inc. (+)                1,100   $    43,890
McDonald's Corporation                      4,700       133,480
Tricon Global Restaurants, Inc. (*)           800        50,448
Wendy's International, Inc.                   600        22,440
                                                    -----------
                                                        250,258
                                                    -----------
RETAILERS - 6.1%
AutoZone, Inc. (*)                            500        38,000
Bed Bath & Beyond, Inc. (*)                   800        29,736
Best Buy Company, Inc. (*)                  1,000        74,350
Big Lots, Inc.                                400         6,184
Circuit City Stores                         3,700        79,772
Costco Wholesale Corporation (*) (+)        1,300        52,260
CVS Corporation                             1,200        40,176
Dillards, Inc. Cl. A                        1,400        34,286
Family Dollar Stores, Inc.                    500        17,300
Federated Department Stores, Inc. (*)       1,700        67,541
J.C. Penney Company, Inc. (+)                 800        17,392
Lowe's Companies, Inc.                      2,200        93,038
Office Depot, Inc. (*)                      3,900        74,646
RadioShack Corporation (+)                    600        18,720
Sears, Roebuck and Company                  1,200        63,300
Sherwin-Williams Company (+)                  400        12,292
Staples, Inc. (*)                           1,400        27,958
Target Corporation                          2,700       117,855
The Home Depot, Inc.                        6,800       315,316
The May Department Stores Company           1,000        34,680
TJX Companies, Inc.                           800        34,864
Toys 'R' Us, Inc. (*)                         800        13,816
Wal-Mart Stores, Inc.                       9,300       519,498
                                                    -----------
                                                      1,782,980
                                                    -----------
STATE COMMERCIAL BANKS - 0.4%
Fifth Third Bancorp                         1,644       112,762
                                                    -----------
TELEPHONE SYSTEMS - 3.6%
Alltel Corporation                          1,000        49,500
AT&T Corporation                           13,600       178,432
AT&T Wireless Services, Inc. (*) (+)       10,400        93,080
CenturyTel, Inc.                              400        11,080
SBC Communications, Inc.                   12,900       400,674
Sprint Corporation (FON Group)              4,600        72,910
Sprint Corporation (PCS Group) (*) (+)      3,800        42,598
Verizon Communications, Inc.                3,600       144,396
WorldCom, Inc. (*)                         16,800        41,647
                                                    -----------
                                                      1,034,317
                                                    -----------
TEXTILES, CLOTHING & FABRICS - 0.9%
Jones Apparel Group, Inc. (*)                 200         7,790
Liz Claiborne, Inc.                         2,500        78,225
Nike, Inc.                                    800        42,664

DLB ENHANCED INDEX CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

TEXTILES, CLOTHING & FABRICS - CONTINUED
Reebok International Ltd. (*)               2,800   $    77,420
VF Corporation                              1,500        65,655
                                                    -----------
                                                        271,754
                                                    -----------
TRANSPORTATION - 0.8%
Burlington Northern Santa Fe Corporation    1,400        38,486
Carnival Corporation                        1,800        59,958
CSX Corporation                               256         9,260
FedEx Corporation (*)                       1,000        51,670
Norfolk Southern Corporation                1,200        25,716
Union Pacific Corporation                     800        45,441
                                                    -----------
                                                        230,531
                                                    -----------
TRAVEL SERVICES - 0.0%
Sabre Holdings Corporation (*)                300        13,950
                                                    -----------
TOTAL COMMON STOCKS (identified cost, $30,274,776)   28,901,030


                                          PRINCIPAL
                                             AMOUNT

SECURITY LENDING COLLATERAL - 4.8%
Bayerische Hypo-und Vereinsbank, 1.90%,
  Due 6/19/02                             $248,219       248,219
Credit Agricole Bank, 1.75%, Due
  05/07/02                                 248,219       248,219
Fleet National Bank, 1.88%, Due 06/03/02    88,139        88,139
Merrill Lynch Bank & Co., 1.91%, Due
  11/26/02                                 124,109       124,109
Merrimac MM                                561,270       561,270
US Bank, 1.89%, Due 11/06/02               124,109       124,109
                                                     -----------
TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $1,394,065)                                          1,394,065
REPURCHASE AGREEMENTS - 0.2%
Investors Bank & Trust Repurchase
 Agreement, 0.95%, dated 04/30/02,
 $55,426 due on 05/01/02 (secured by
 Federal Government Agency, 5.95%, due
 on 07/01/31, with value of $58,196), at
 cost                                       55,425        55,425
                                                     -----------
TOTAL INVESTMENTS (identified cost, $31,724,266)      30,350,520

Other assets, less liabilities - (4.6%)               (1,323,433)
                                                     -----------
NET ASSETS - 100%                                    $29,027,087
                                                     ===========


REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan


See notes to financial statements.

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS - 100.0%

ISSUER                                      SHARES        VALUE

ADVERTISING - 0.7%
Catalina Marketing Corporation (*)            200   $     7,018
Omnicom Group, Inc. (+)                       800        69,792
The Interpublic Group of Companies, Inc.    1,300        40,144
TMP Worldwide, Inc. (*) (+)                   300         9,051
                                                    -----------
                                                        126,005
                                                    -----------
AEROSPACE & DEFENSE - 0.5%
Honeywell International, Inc.                 300        11,004
Northrop Grumman Corporation                  215        25,942
The Boeing Company                          1,500        66,900
                                                    -----------
                                                        103,846
                                                    -----------
AIRLINES - 0.0%
Northwest Airlines Corporation Cl. A (*)      100         1,844
SkyWest, Inc.                                 300         6,885
                                                    -----------
                                                          8,729
                                                    -----------
APPAREL RETAILERS - 0.6%
Abercrombie & Fitch Company (*)               400        12,000
American Eagle Outfitters, Inc. (*)           400        10,172
Gap, Inc.                                   2,328        32,848
Kohls Corporation (*)                         600        44,220
Talbots, Inc.                                 120         4,128
The Limited, Inc.                             440         8,430
                                                    -----------
                                                        111,798
                                                    -----------
AUTOMOTIVE - 0.3%
Harley-Davidson, Inc.                       1,200        63,588
                                                    -----------
BANKING - 2.7%
AmeriCredit Corporation (*) (+)               400        15,528
Capital One Financial Corporation             800        47,912
Citigroup, Inc.                             3,000       129,900
Federal Home Loan Mortgage Corporation      2,700       176,445
Federal National Mortgage Association         600        47,358
MBNA Corporation                            2,900       102,805
                                                    -----------
                                                        519,948
                                                    -----------
BEVERAGES, FOOD & TOBACCO - 5.7%
Anheuser-Busch Companies, Inc.              1,500        79,500
Coca-Cola Enterprises, Inc.                   200         3,924
H.J. Heinz Company                            500        20,995
Hershey Foods Corporation                     100         6,800
Kellogg Company                               600        21,552
McCormick & Company                           200         5,128
PepsiCo, Inc.                               4,890       253,791
Philip Morris Companies, Inc.               3,700       201,391
Safeway, Inc. (*)                           1,800        75,510

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

BEVERAGES, FOOD & TOBACCO - CONTINUED
Sara Lee Corporation                        2,100   $    44,478
Starbucks Corporation (*)                   1,600        36,512
Sysco Corporation                           1,300        37,713
The Coca-Cola Company                       4,100       227,591
The Pepsi Bottling Group, Inc.              1,400        40,096
UST, Inc.                                     700        27,860
                                                    -----------
                                                      1,082,841
                                                    -----------
CHEMICALS & PLASTICS - 0.2%
Avery-Dennison Corporation                    200        12,810
Cabot Microelectronics Corporation (*)
(+)                                           100         4,890
Sealed Air Corporation (*) (+)                300        13,401
Solutia, Inc.                                 100           836
                                                    -----------
                                                         31,937
                                                    -----------
COAL - 0.0%
Consol Energy, Inc.                           400         9,196
                                                    -----------
COMMERCIAL SERVICES - 3.4%
Affymetrix, Inc. (*) (+)                      100         2,537
Allied Waste Industries, Inc. (*)             300         3,642
Apollo Group, Inc. Cl. A (*)                  756        28,985
Ariba, Inc. (*) (+)                         3,300        12,375
Cendant Corporation (*) (+)                 1,929        34,703
Concord EFS, Inc. (*)                       2,600        82,222
Convergys Corporation (*) (+)                 600        16,602
DeVry, Inc. (*)                               300         7,947
eBay, Inc. (*)                                600        31,860
Ecolab, Inc.                                  220         9,660
Equifax, Inc.                                 700        19,124
Exult, Inc. (*)                               300         2,619
H&R Block, Inc.                               800        32,096
Halliburton Company                         1,700        28,883
Hotel Reservations Network, Inc. Cl. A
(*) (+)                                       600        37,752
ICOS Corporation (*)                          100         2,576
Iron Mountain, Inc. (*) (+)                   150         4,620
KPMG Consulting, Inc. (*)                     400         7,000
Millennium Pharmaceuticals, Inc. (*)          898        17,924
Moody's Corporation                           500        21,790
Myriad Genetics, Inc. (*)                     100         2,376
Omnicare, Inc.                                100         2,674
Paychex, Inc.                               1,200        44,796
Pharmaceutical Product Development, Inc.
(*)                                           200         5,036
Quanta Services, Inc. (*)                   1,800        30,168
Quest Diagnostics, Inc. (*)                   400        36,772
Quintiles Transnational Corporation (*)       200         2,840
Ticketmaster, Inc. Cl. B (*)                1,100        25,883
United Rentals, Inc. (*)                    1,000        25,500

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

COMMERCIAL SERVICES - CONTINUED
University of Phoenix Online (*)            1,067   $    34,304
Viad Corporation                              900        27,432
                                                    -----------
                                                        642,698
                                                    -----------
COMMUNICATIONS - 1.3%
Advanced Fibre Communication, Inc. (*)        900        15,966
Comverse Technology, Inc. (*)                 700         8,421
Corning, Inc.                               1,600        10,704
EchoStar Communications Corporation Cl.
A (*) (+)                                   1,000        27,200
Foundry Networks, Inc. (*)                    300         1,707
Harris Corporation                            100         3,621
Inrange Technologies Corporation Cl. B
(*)                                         1,700         9,163
Motorola, Inc.                                600         9,240
Network Appliance, Inc. (*)                 1,100        19,195
Nextel Communications, Inc. Cl. A (*)
(+)                                         2,100        11,571
Openwave Systems, Inc. (*)                    300         1,716
Qualcomm, Inc. (*)                          3,100        93,496
Scientific-Atlanta, Inc.                      700        14,000
Sonus Networks, Inc. (*)                      600         1,650
Tekelec (*) (+)                               200         2,116
Tellabs, Inc. (*)                           1,600        13,584
                                                    -----------
                                                        243,350
                                                    -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.8%
3Com Corporation (*)                        4,400        25,388
Autodesk, Inc.                              1,200        22,068
Cadence Design Systems, Inc. (*)              900        18,432
Mentor Graphics Corporation (*)               500         9,650
Parametric Technology Corporation (*)         900         3,636
Sun Microsystems, Inc. (*)                  7,500        61,350
Synopsys, Inc. (*) (+)                        200         9,022
Unisys Corporation (*)                        200         2,700
                                                    -----------
                                                        152,246
                                                    -----------
COMPUTER PROGRAMMING SERVICES - 0.1%
Mercury Interactive Corporation (*)           300        11,181
RealNetworks, Inc. (*)                        300         2,109
VeriSign, Inc. (*)                            900         8,325
                                                    -----------
                                                         21,615
                                                    -----------
COMPUTER RELATED SERVICES - 0.5%
Checkfree Corporation (*) (+)                 100         2,036
CNET Networks, Inc. (*) (+)                   200           820
Electronic Data Systems Corporation         1,700        92,242
Ingram Micro, Inc. Cl. A (*)                  100         1,486
                                                    -----------
                                                         96,584
                                                    -----------
COMPUTERS & INFORMATION - 8.0%
CDW Computer Centers, Inc. (*)                300        16,440
Cisco Systems, Inc. (*)                    37,500       549,375
Dell Computer Corporation (*)               8,800       231,792

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

COMPUTERS & INFORMATION - CONTINUED
EMC Corporation (*)                         9,100   $    83,174
Emulex Corporation (*)                        400        11,596
Enterasys Networks, Inc. (*)                  300           330
Gateway, Inc. (*)                             100           548
International Business Machines
Corporation                                 4,800       402,048
International Game Technology (*)             352        22,158
Jabil Circuit, Inc. (*)                       300         6,123
Juniper Networks, Inc. (*) (+)              1,200        12,132
Lexmark International Group, Inc. (*)         300        17,934
Maxtor Corporation (*)                      4,100        28,413
Pitney Bowes, Inc.                            700        29,470
Riverstone Networks, Inc. (*)                 253         1,189
Sandisk Corporation (*)                     1,800        29,448
Solectron Corporation (*) (+)               2,000        14,600
Storage Technology Corporation (*)          1,300        26,754
StorageNetworks, Inc. (*)                   8,700        25,308
                                                    -----------
                                                      1,508,832
                                                    -----------
CONTAINERS & PACKAGING - 0.1%
Packaging Corporation of America (*)          600        11,850
                                                    -----------
COSMETICS & PERSONAL CARE - 1.4%
Colgate-Palmolive Company                     900        47,709
Kimberly-Clark Corporation                    300        19,536
Procter & Gamble Company                    1,400       126,364
The Gillette Company                        2,100        74,508
                                                    -----------
                                                        268,117
                                                    -----------
DATA PROCESSING & PREPARATION - 2.1%
Acxiom Corporation (*) (+)                    300         4,989
Automatic Data Processing, Inc.             2,400       122,016
BISYS Group, Inc. (*)                         600        20,520
CSG Systems International, Inc. (*)           200         5,244
First Data Corporation                      2,500       198,725
Fiserv, Inc. (*)                              750        33,345
NCR Corporation (*)                           100         3,886
                                                    -----------
                                                        388,725
                                                    -----------
ELECTRIC UTILITIES - 0.2%
AES Corporation (*)                           800         6,416
Calpine Corporation (*) (+)                 1,200        13,200
Mirant Corporation (*)                      1,000        12,080
NRG Energy, Inc. (*)                          100         1,252
                                                    -----------
                                                         32,948
                                                    -----------
ELECTRICAL EQUIPMENT - 6.7%
General Electric Company                   38,600     1,217,830
Kla-Tencor Corporation (*)                    800        47,176
                                                    -----------
                                                      1,265,006
                                                    -----------

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

ELECTRONICS - 0.4%
AVX Corporation                               100   $     1,993
Gentex Corporation (*)                        300         9,498
JDS Uniphase Corporation (*) (+)            2,000         8,680
LSI Logic Corporation (*) (+)                 600         7,710
Microchip Technology, Inc. (*)                300        13,350
RF Micro Devices, Inc. (*) (+)                500         8,700
Rockwell Collins, Inc.                        700        16,674
Sycamore Networks, Inc. (*)                   500         1,690
                                                    -----------
                                                         68,295
                                                    -----------
ELECTRONICS/SEMICONDUCTORS - 8.7%
Advanced Micro Devices, Inc. (*)              500         5,590
Agere Systems, Inc. Cl. A (*)               4,300        18,232
Altera Corporation (*)                        900        18,504
Analog Devices, Inc. (*)                    1,400        51,744
Applied Materials, Inc. (*)                 8,600       209,152
Applied Micro Circuits Corporation (*)      1,000         6,750
Atmel Corporation (*)                         800         7,200
Broadcom Corporation Cl. A (*) (+)            800        27,600
Cirrus Logic, Inc. (*)                      1,200        14,580
Cree, Inc. (*) (+)                            300         3,537
Cypress Semiconductor Corporation (*)         400         8,908
Fairchild Semiconductor International,
Inc. Cl. A (*)                              1,000        26,940
Integrated Device Technology, Inc. (*)        400        11,216
Intel Corporation                          25,700       735,277
International Rectifier Corporation (*)       400        18,448
Intersil Holding Corporation (*)              800        21,480
Lattice Semiconductor Corporation (*)         300         3,555
Linear Technology Corporation               1,300        50,518
Maxim Integrated Products, Inc. (*)           795        39,591
Micron Technology, Inc. (*)                 1,000        23,700
Mykrolis Corporation (*)                      135         1,990
National Semiconductor Corporation (*)        100         3,152
Novellus Systems, Inc. (*) (+)                600        28,440
Nvidia Corporation (*) (+)                    700        24,367
PMC-Sierra, Inc. (*)                          700        10,892
Qlogic Corporation (*)                        400        18,284
Semtech Corporation (*)                       300         9,594
Texas Instruments, Inc.                     6,600       204,138
Xilinx, Inc. (*)                            1,200        45,312
                                                    -----------
                                                      1,648,691
                                                    -----------
ENTERTAINMENT & LEISURE - 0.2%
Blockbuster, Inc. Cl. A (+)                   100         2,860
Harrah's Entertainment, Inc. (*)              700        34,412
Macrovision Corporation (*)                   200         4,446
                                                    -----------
                                                         41,718
                                                    -----------
ENTERTAINMENT/MEDIA - 1.1%
AOL Time Warner, Inc. (*)                  10,750       204,465
                                                    -----------

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

FINANCIAL SERVICES - 1.4%
Allied Capital Corporation                    200   $     5,220
American Express Company                      400        16,404
Ameritrade Holding Corporation Cl. A (*)      100           537
E*TRADE Group, Inc. (*) (+)                 2,900        21,866
Eaton Vance Corporation                       300        10,959
Federated Investors, Inc. Cl. B               400        12,824
Household International, Inc.                 700        40,803
Instinet Group, Inc. (*)                    1,600        11,170
Investment Technology Group, Inc. (*)         150         6,900
Investors Financial Services Corporation      200        14,728
Knight Trading Group, Inc. (*)                400         2,244
LaBranche & Company, Inc. (*)                 100         2,740
Metris Companies, Inc. (+)                    600         7,824
Neuberger Berman, Inc.                        150         6,517
Plum Creek Timber Company, Inc.               500        15,225
SEI Investments Company (+)                   300        10,107
Stilwell Financial, Inc.                      100         2,136
USA Education, Inc.                           600        57,510
Waddell & Reed Financial, Inc. Cl. A          400        10,300
                                                    -----------
                                                        256,014
                                                    -----------
FOOD RETAILERS - 0.5%
The Kroger Company (*)                      4,000        91,080
Winn-Dixie Stores, Inc. (+)                   100         1,735
                                                    -----------
                                                         92,815
                                                    -----------
HEALTH CARE PROVIDERS - 1.6%
Caremark Rx, Inc. (*)                         700        15,050
Community Health Systems, Inc. (*) (+)        200         5,804
DaVita, Inc. (*)                            1,200        31,104
Express Scripts, Inc. Cl. A (*)               200        12,642
First Health Group Corporation (*)            300         8,700
Health Management Associates, Inc. (*)        300         6,402
Human Genome Sciences, Inc. (*)               500         7,870
Laboratory Corporation of America
Holdings (*)                                  200        19,840
Lincare Holdings, Inc. (*)                    400        12,592
Orthodontic Centers of America, Inc. (*)
(+)                                           200         5,330
Tenet Healthcare Corporation (*)              200        14,674
The Healthcare Company                        300        14,337
UnitedHealth Group, Inc.                    1,300       114,153
Universal Health Services, Inc. Cl. B
(*)                                           100         4,655
Wellpoint Health Networks, Inc. (*)           400        30,032
                                                    -----------
                                                        303,185
                                                    -----------
HEAVY MACHINERY - 1.1%
American Standard Companies, Inc. (*)         300        22,410
Axcelis Technologies, Inc. (*)                400         5,760
Black & Decker Corporation                    600        29,208
Cooper Cameron Corporation (*)                200        10,968
Lam Research Corporation (*)                  700        17,962

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

HEAVY MACHINERY - CONTINUED
National-Oilwell, Inc. (*)                    400   $    10,628
United Technologies Corporation             1,100        77,187
Varian Medical Systems, Inc. (*)              400        17,340
Weatherford International, Inc. (*) (+)       400        19,948
                                                    -----------
                                                        211,411
                                                    -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.2%
Herman Miller, Inc.                           300         7,329
Maytag Corporation                            700        32,305
                                                    -----------
                                                         39,634
                                                    -----------
INFORMATION RETRIEVAL SERVICES - 0.2%
Choicepoint, Inc. (*)                         200        11,088
Yahoo!, Inc. (*)                            1,300        19,188
                                                    -----------
                                                         30,276
                                                    -----------
INSURANCE - 3.2%
AdvancePCS (*)                                400        13,524
Aflac Corporation                           1,000        29,900
American International Group, Inc.          6,300       435,456
Arthur J. Gallagher & Company                 400        14,440
Marsh & McLennan Companies, Inc.              600        60,648
Oxford Health Plans, Inc. (*)                 600        27,696
Trigon Healthcare, Inc. (*)                   300        30,198
                                                    -----------
                                                        611,862
                                                    -----------
LODGING - 0.2%
Marriott International, Inc. Cl. A            120         5,273
MGM Mirage, Inc. (*) (+)                      600        24,090
                                                    -----------
                                                         29,363
                                                    -----------
MANUFACTURING - 0.5%
3M Company                                    500        62,900
Danaher Corporation (+)                       300        21,474
Eaton Corporation                             200        16,922
                                                    -----------
                                                        101,296
                                                    -----------
MEDIA - BROADCASTING & PUBLISHING - 1.0%
Comcast Corporation (*) (+)                 1,000        26,750
Cox Radio, Inc. Cl. A (*)                     100         2,864
Dow Jones & Company, Inc.                     100         5,437
Gemstar-TV Guide International, Inc. (*)      300         2,688
Hispanic Broadcasting Corporation (*)         400        10,728
Knight Ridder, Inc.                           100         6,700
Readers Digest Association, Inc. Cl. A        100         2,380
The McGraw-Hill Companies, Inc.               200        12,798
USA Networks, Inc. (*) (+)                    100         2,991
Viacom, Inc. Cl. B (*)                      2,255       106,211
                                                    -----------
                                                        179,547
                                                    -----------

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

MEDICAL SUPPLIES - 2.8%
Agilent Technologies, Inc. (*)              1,100   $    33,055
Allergan, Inc.                                600        39,546
Apogent Technologies, Inc. (*)                600        13,920
Applera Corporation - Applied Biosystems
Group                                         900        15,408
Baxter International, Inc. (+)              2,200       125,180
Beckman Coulter, Inc.                         200         9,554
Biomet, Inc.                                1,100        31,053
Boston Scientific Corporation (*)             400         9,968
Cytyc Corporation (*)                         600         9,426
Dentsply International, Inc.                  550        21,819
Guidant Corporation (*)                     1,200        45,120
Medtronic, Inc.                             1,600        71,504
Millipore Corporation                         200         7,990
Resmed, Inc. (*) (+)                          100         3,711
St. Jude Medical, Inc. (*)                    400        33,284
Stryker Corporation                           500        26,755
Teradyne, Inc. (*)                            900        29,655
Waters Corporation (*)                        300         8,085
                                                    -----------
                                                        535,033
                                                    -----------
METALS - 0.5%
Alcoa, Inc.                                   300        10,209
Freeport-McMoran, Inc. (*) (+)                400         7,104
Global Power Equipment Group, Inc. (*)
(+)                                         1,100        12,705
Newmont Mining Corporation                    800        22,808
The Shaw Group, Inc. (*)                    1,100        33,583
                                                    -----------
                                                         86,409
                                                    -----------
NATIONAL COMMERCIAL BANKS - 0.4%
State Street Corporation                      600        30,666
Synovus Financial Corporation                 772        20,875
The Bank of New York, Inc.                    700        25,613
                                                    -----------
                                                         77,154
                                                    -----------
OFFICE EQUIPMENT/SUPPLIES - 0.0%
Imagistics International, Inc. (*)            100         1,740
                                                    -----------
OIL & GAS - 1.5%
Anadarko Petroleum Corporation              1,000        53,820
Apache Corporation                            220        12,833
Burlington Resources, Inc.                    400        17,772
Devon Energy Corporation                      117         5,769
Diamond Offshore Drilling, Inc.               200         6,224
Dynegy, Inc.                                  600        10,800
El Paso Corporation                           800        32,000
Ensco International, Inc.                     500        16,880
Forest Oil Corporation (*)                    100         3,150
Kinder Morgan, Inc. (*) (+)                   100         4,841
Murphy Oil Corporation                        200        18,870
Nabors Industries, Inc. (*)                   400        18,220
Newfield Exploration Company (*)              200         7,570

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

OIL & GAS - CONTINUED
Noble Drilling Corporation (*) (+)            400   $    17,340
Ocean Energy, Inc.                            400         8,560
Patterson-UTI Energy, Inc. (*)                300         9,600
Pride International, Inc. (*)                 200         3,718
Rowan Companies, Inc. (*)                     400        10,152
The Williams Companies, Inc.                  476         9,092
Tidewater, Inc.                               200         8,700
XTO Energy, Inc.                              500        10,200
                                                    -----------
                                                        286,111
                                                    -----------
PHARMACEUTICALS - 19.3%
Abbott Laboratories                         3,700       199,615
Abgenix, Inc. (*) (+)                         400         5,644
Alkermes, Inc. (*)                            100         2,014
AmerisourceBergen Corporation                 374        28,985
Amgen, Inc. (*)                             1,600        84,608
Andrx Group (*)                               200         9,044
Barr Laboratories, Inc. (*)                   300        19,995
Biogen, Inc. (*)                              600        26,082
Bristol-Myers Squibb Company                6,300       181,440
Cardinal Health, Inc.                       1,150        79,638
Cephalon, Inc. (*)                            200        11,728
Chiron Corporation (*)                        600        24,282
Eli Lilly & Company                         1,300        85,865
Forest Laboratories, Inc. (*)                 700        53,998
Genentech, Inc. (*)                           900        31,950
Gilead Sciences, Inc. (*)                     800        24,896
Henry Schein, Inc. (*)                        700        33,313
ICN Pharmaceuticals, Inc. (*) (+)             800        22,128
IDEC Pharmaceuticals Corporation (*) (+)      400        21,980
Immunex Corporation (*)                     1,400        37,996
Invitrogen Corporation (*) (+)                200         6,936
IVAX Corporation (*) (+)                      675         7,965
Johnson & Johnson                           9,384       599,262
King Pharmaceuticals, Inc. (*)                900        28,206
McKesson Corporation                          100         4,039
Medarex, Inc. (*)                             300         3,042
Medicis Pharmaceutical Corporation Cl. A
(*)                                           100         5,355
Medimmune, Inc. (*)                           900        30,060
Merck & Company, Inc.                       5,700       309,738
Mylan Laboratories, Inc.                      800        21,184
OSI Pharmaceuticals, Inc. (*)                 200         6,394
Pfizer, Inc.                               25,500       926,925
Pharmacia & Upjohn, Inc.                    5,200       214,396
Priority Healthcare Corporation Cl. B
(*)                                           100         2,974
Protein Design Labs, Inc. (*)                 400         7,184
Schering-Plough Corporation                 5,700       155,610
SICOR, Inc. (*)                               800        14,176
Vertex Pharmaceuticals, Inc. (*)              300         6,381

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

PHARMACEUTICALS - CONTINUED
Watson Pharmaceutical, Inc. (*)               900   $    22,140
Wyeth                                       5,300       302,100
                                                    -----------
                                                      3,659,268
                                                    -----------
PREPACKAGED SOFTWARE - 8.0%
Adobe Systems, Inc.                           900        35,964
Advent Software, Inc. (*) (+)                 100         4,938
BEA Systems, Inc. (*)                       1,400        15,008
BMC Software, Inc. (*)                      1,300        18,798
Brocade Communications Systems, Inc. (*)
(+)                                           800        20,472
Cerner Corporation (*)                        100         5,311
Citrix Systems, Inc. (*)                      900        10,440
Compuware Corporation (*)                   2,300        18,032
DST Systems, Inc. (*)                         300        14,826
I2 Technologies, Inc. (*) (+)                 600         1,890
Informatica Corporation (*)                   200         1,586
Internet Security Systems, Inc. (*) (+)       100         1,960
Interwoven, Inc. (*)                        2,600        10,972
Intuit, Inc. (*)                              600        23,508
Manugistics Group, Inc. (*)                   200         3,152
Micromuse, Inc. (*) (+)                       400         3,264
Microsoft Corporation (*)                  17,498       914,445
Network Associates, Inc. (*)                  500         8,875
Oracle Corporation (*)                     17,000       170,680
Peoplesoft, Inc. (*)                        1,100        25,487
Pixar, Inc. (*)                               200         8,080
Quest Software, Inc. (*)                      100         1,300
Rational Software Corporation (*)             800        11,656
Retek, Inc. (*)                               200         4,720
Siebel Systems, Inc. (*)                    2,000        48,380
Sungard Data Systems, Inc. (*)              1,000        29,760
Sybase, Inc. (*)                              700         9,842
Symantec Corporation (*) (+)                1,000        35,410
Tibco Software, Inc. (*)                      200         1,678
Veritas Software Corporation (*)            1,600        45,344
Vignette Corporation (*)                      200           514
                                                    -----------
                                                      1,506,292
                                                    -----------
REAL ESTATE - 0.1%
Archstone-Smith Trust REIT                    600        16,176
Catellus Development Corporation (*)          100         2,040
                                                    -----------
                                                         18,216
                                                    -----------
RESTAURANTS - 0.1%
Krispy Kreme Doughnuts, Inc. (*)              300        11,454
Outback Steakhouse, Inc. (*)                  100         3,507
                                                    -----------
                                                         14,961
                                                    -----------
RETAILERS - 9.1%
Amazon.com, Inc. (*) (+)                      700        11,683

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

RETAILERS - CONTINUED
AutoZone, Inc. (*)                            300   $    22,800
Bed Bath & Beyond, Inc. (*)                 1,200        44,604
Best Buy Company, Inc. (*)                  1,200        89,220
Big Lots, Inc.                                300         4,638
BJ's Wholesale Club, Inc. (*) (+)             300        13,389
Costco Wholesale Corporation (*)              200         8,040
CVS Corporation                             1,400        46,872
Dollar General Corporation                  1,100        17,325
Dollar Tree Stores, Inc. (*)                  500        19,070
Family Dollar Stores, Inc.                    600        20,760
Foot Locker, Inc. (*)                       1,700        26,775
Lowe's Companies, Inc.                      3,200       135,328
RadioShack Corporation (+)                    900        28,080
Staples, Inc. (*)                           1,400        27,958
Target Corporation                          1,900        82,935
Tech Data Corporation (*)                     400        18,936
The Home Depot, Inc.                        9,200       426,604
Tiffany & Company                             500        19,875
TJX Companies, Inc.                         1,000        43,580
Wal-Mart Stores, Inc.                      10,900       608,874
Williams-Sonoma, Inc. (*) (+)                 200        11,522
                                                    -----------
                                                      1,728,868
                                                    -----------
STATE COMMERCIAL BANKS - 0.6%
Fifth Third Bancorp                         1,636       112,213
                                                    -----------
TELEPHONE SYSTEMS - 1.1%
AT&T Wireless Services, Inc. (*) (+)        5,900        52,805
Level 3 Communications, Inc. (*) (+)        1,100         4,488
Redback Networks, Inc. (*)                    500         1,130
SBC Communications, Inc.                    2,900        90,074
Sprint Corporation (PCS Group) (*) (+)      2,800        31,388
Telephone & Data Systems, Inc.                200        17,200
Time Warner Telecom, Inc. Cl. A (*) (+)       300         1,131
West Corporation (*)                          100         2,800
Western Wireless Corporation Cl. A (*)        100           634
                                                    -----------
                                                        201,650
                                                    -----------
TEXTILES, CLOTHING & FABRICS - 0.3%
Coach, Inc. (*)                               600        33,600
Columbia Sportswear Company (*)               100         3,780
Jones Apparel Group, Inc. (*)                 388        15,113
Nike, Inc.                                    100         5,333
                                                    -----------
                                                         57,826
                                                    -----------
TRANSPORTATION - 0.5%
Expedia, Inc. Cl. A (*) (+)                   400        32,334
Expeditors International Washington,
Inc.                                          200        11,574
United Parcel Service, Inc. Cl. B             700        42,028
                                                    -----------
                                                         85,936
                                                    -----------

DLB ENHANCED INDEX GROWTH FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

TRAVEL SERVICES - 0.1%
Sabre Holdings Corporation (*)                600   $    27,900
                                                    -----------

TOTAL COMMON STOCKS (identified cost, $21,721,228)   18,908,008


                                          PRINCIPAL
                                             AMOUNT

SECURITY LENDING COLLATERAL - 5.5%
Bayerische Hypo-und Vereinsbank, 1.90%,
Due 6/19/02                               $186,411       186,411
Credit Agricole Bank, 1.75%, Due
05/07/02                                   186,411       186,411
Fleet National Bank, 1.88%, Due 06/03/02   238,042       238,042
Merrill Lynch Bank & Co., 1.91%, Due
11/26/02                                    93,205        93,205
Merrimac MM                                249,660       249,660
US Bank, 1.89%, Due 11/06/02                93,205        93,205
                                                     -----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $1,046,934)                                          1,046,934
REPURCHASE AGREEMENTS - 0.2%
Investors Bank & Trust Repurchase
 Agreement, 0.95%, dated 04/30/02,
 $35,533 due on 05/01/02 (secured by
 Federal Government Agency, 6.625%, due
 on 10/20/23, with value of $37,309), at
 cost                                       35,532        35,532
                                                     -----------

TOTAL INVESTMENTS (identified cost, $22,803,694)      19,990,474

Other assets, less liabilities - (5.7%)               (1,075,076)
                                                     -----------

NET ASSETS - 100%                                    $18,915,398
                                                     ===========



REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan


See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS - 99.7%

ISSUER                                      SHARES        VALUE

ADVERTISING - 0.1%
DoubleClick, Inc. (*)                        2,000  $    15,520
                                                    -----------
AEROSPACE & DEFENSE - 2.2%
General Dynamics Corporation                   600       58,254
Goodrich Corporation                           900       28,728
Honeywell International, Inc.                3,700      135,716
Lockheed Martin Corporation                  1,800      113,220
Northrop Grumman Corporation                   460       55,504
Raytheon Company                             1,800       76,140
Textron, Inc.                                  700       34,426
TRW, Inc.                                    1,100       60,533
                                                    -----------
                                                        562,521
                                                    -----------
AIRLINES - 0.2%
Continental Airlines, Inc. Cl. B (*) (+)       300        7,800
Northwest Airlines Corporation Cl. A (*)       200        3,688
Southwest Airlines, Inc.                     2,500       45,525
                                                    -----------
                                                         57,013
                                                    -----------
APPAREL RETAILERS - 0.2%
Nordstrom, Inc. (+)                            300        7,038
Payless ShoeSource, Inc. (*) (+)               100        5,854
Ross Stores, Inc.                              400       16,244
The Limited, Inc.                            1,600       30,656
                                                    -----------
                                                         59,792
                                                    -----------
AUTOMOTIVE - 2.5%
Autoliv, Inc.                                  400        8,840
Autonation, Inc. (*)                         3,900       62,400
Dana Corporation                             2,900       58,754
Delphi Automotive Systems Corporation        4,100       63,755
Ford Motor Company                           7,000      112,000
General Motors Corporation                   3,600      230,940
Genuine Parts Company                          700       24,157
Navistar International Corporation             100        3,990
Paccar, Inc.                                   800       57,176
SPX Corporation (*)                            100       13,465
The Goodyear Tire & Rubber Company             400        8,900
                                                    -----------
                                                        644,377
                                                    -----------
BANKING - 8.8%
Astoria Financial Corporation                2,000       64,180
Charter One Financial, Inc.                    840       29,719
Citigroup, Inc.                             22,800      987,240
Federal Home Loan Mortgage Corporation       1,100       71,885
Federal National Mortgage Association        4,300      339,399
Golden State Bancorp, Inc.                   2,200       72,578

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------


ISSUER                                      SHARES        VALUE

BANKING - CONTINUED
Golden West Financial Corporation              900  $    61,551
Greenpoint Financial Corporation             1,400       69,230
Hudson City Bancorp, Inc.                    2,000       75,140
Roslyn Bancorp, Inc.                         3,000       69,060
Sovereign Bancorp, Inc. (+)                  4,900       70,707
Washington Federal, Inc.                     2,530       66,084
Washington Mutual, Inc. (+)                  5,989      225,965
Webster Financial Corporation                1,800       71,334
                                                    -----------
                                                      2,274,072
                                                    -----------
BEVERAGES, FOOD & TOBACCO - 3.8%
Adolph Coors Company Cl. B                     900       60,165
Anheuser-Busch Companies, Inc.               2,400      127,200
Archer-Daniels-Midland Company               4,300       57,061
Coca-Cola Enterprises, Inc.                    600       11,772
ConAgra Foods, Inc.                          2,500       61,250
H.J. Heinz Company                             600       25,194
Hershey Foods Corporation                      300       20,400
Hormel Foods Corporation                       300        7,410
Kellogg Company                              1,000       35,920
McCormick & Company                            600       15,384
PepsiAmericas, Inc.                            500        7,625
PepsiCo, Inc.                                2,790      144,801
Philip Morris Companies, Inc.                3,700      201,391
RJ Reynolds Tobacco Holdings, Inc.             600       41,520
Sara Lee Corporation                         2,800       59,304
Smithfield Foods, Inc. (*)                     620       13,082
SuperValu, Inc.                              1,200       36,000
The Pepsi Bottling Group, Inc.               1,200       34,368
Tyson Foods, Inc. Cl. A                        850       11,917
UST, Inc.                                      500       19,900
                                                    -----------
                                                        991,664
                                                    -----------
BUILDING MATERIALS - 0.5%
Lafarge Corporation                          1,900       83,182
Masco Corporation (+)                        1,900       53,390
                                                    -----------
                                                        136,572
                                                    -----------
CHEMICALS & PLASTICS - 2.0%
Air Products & Chemicals, Inc.                 800       38,440
Avery-Dennison Corporation                     200       12,810
E.I. du Pont de Nemours and Company          5,400      240,300
Eastman Chemical Company                       400       17,640
Engelhard Corporation                          600       18,252
FMC Corporation (*)                            100        3,870
Great Lakes Chemical Corporation (+)           200        5,148
Hercules, Inc. (*) (+)                         400        4,880
International Flavors & Fragrances, Inc.       500       16,100
Lubrizol Corporation                           263        9,068

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

CHEMICALS & PLASTICS - CONTINUED
Monsanto Company                               200  $     6,160
PPG Industries, Inc.                           900       47,079
Praxair, Inc.                                  900       51,390
Rohm & Haas Company                          1,100       40,821
Solutia, Inc.                                  289        2,416
                                                    -----------
                                                        514,374
                                                    -----------
COAL - 0.0%
Peabody Energy Corporation                     100        2,703
                                                    -----------
COMMERCIAL SERVICES - 2.5%
Allied Waste Industries, Inc. (*)              400        4,856
Applera Corporation (*)                        300        4,692
Cendant Corporation (*) (+)                  4,390       78,976
Dun & Bradstreet Corporation (*)               100        3,851
Fluor Corporation                              700       28,931
H&R Block, Inc.                              1,900       76,228
Iron Mountain, Inc. (*)                        150        4,620
Jacobs Engineering Group, Inc. (*)             400       15,784
Massey Energy Company                          200        2,990
Moody's Corporation                            200        8,716
Quanta Services, Inc. (*)                    3,700       62,012
R.R. Donnelley & Sons Company                  600       19,176
Reynolds & Reynolds Company Cl. A              200        5,792
Service Corporation International (*)        1,823        7,128
Servicemaster Company                        2,400       33,600
Ticketmaster, Inc. Cl. B (*) (+)             3,600       84,708
United Rentals, Inc. (*)                     2,800       71,400
Valassis Communications, Inc. (*)              200        7,478
Viad Corporation                             1,600       48,768
Waste Management, Inc.                       3,300       86,922
                                                    -----------
                                                        656,628
                                                    -----------
COMMUNICATIONS - 0.7%
ADC Telecommunications, Inc. (*)             2,600       10,114
Advanced Fibre Communication, Inc. (*)         300        5,322
Corning, Inc.                                2,600       17,394
Motorola, Inc.                              10,000      154,000
                                                    -----------
                                                        186,830
                                                    -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.6%
3Com Corporation (*)                        11,100       64,047
Autodesk, Inc.                               1,600       29,424
Computer Sciences Corporation (*)              700       31,395
Unisys Corporation (*)                       1,400       18,900
                                                    -----------
                                                        143,766
                                                    -----------
COMPUTER RELATED SERVICES - 0.0%
Ingram Micro, Inc. Cl. A (*)                   400        5,944
                                                    -----------

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

COMPUTERS & INFORMATION - 2.6%
Apple Computer, Inc. (*)                     1,800  $    43,686
Compaq Computer Corporation                 11,200      113,680
Gateway, Inc. (*)                            6,300       34,524
Hewlett-Packard Company                      7,800      133,380
International Business Machines
 Corporation                                 2,500      209,400
Maxtor Corporation (*)                         700        4,851
Pitney Bowes, Inc.                           1,200       50,520
Quantum Corporation (*)                        900        6,615
Sandisk Corporation (*)                        200        3,272
Solectron Corporation (*) (+)                  600        4,380
Storage Technology Corporation (*)           3,300       67,914
                                                    -----------
                                                        672,222
                                                    -----------
CONTAINERS & PACKAGING - 0.4%
Bemis Company, Inc.                            200       10,646
Packaging Corporation of America (*)           288        5,688
Pactiv Corporation (*)                       3,213       66,413
Temple-Inland, Inc.                            300       15,882
                                                    -----------
                                                         98,629
                                                    -----------
COSMETICS & PERSONAL CARE - 3.5%
Alberto Culver Company Cl. B                   200       10,914
Avon Products, Inc.                          1,000       55,850
Kimberly-Clark Corporation                   2,100      136,752
Procter & Gamble Company                     6,900      622,794
The Gillette Company                         2,400       85,152
                                                    -----------
                                                        911,462
                                                    -----------
DATA PROCESSING & PREPARATION - 0.2%
Ceridian Corporation (*)                       600       13,368
Deluxe Corporation                             900       39,492
                                                    -----------
                                                         52,860
                                                    -----------
ELECTRIC UTILITIES - 5.7%
Allegheny Energy, Inc.                         600       25,152
ALLETE, Inc.                                   485       14,812
American Electric Power, Inc.                1,500       68,700
Aquila, Inc.                                   600        9,624
Cinergy Corporation                            900       31,977
Conectiv                                       500       12,470
Consolidated Edison, Inc.                    1,100       47,949
Constellation Energy Group, Inc.               800       25,536
Dominion Resources, Inc.                     1,464       97,239
DTE Energy Company                             837       37,950
Duke Energy Corporation                      2,400       91,992
Edison International (*)                     2,200       39,930
Energy East Corporation                        400        8,796
Entergy Corporation                          1,400       64,960
Exelon Corporation                           1,600       86,880

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

ELECTRIC UTILITIES - CONTINUED
FirstEnergy Corporation                      2,000  $    66,600
FPL Group, Inc.                                900       57,141
Great Plains Energy, Inc.                      317        7,446
Mirant Corporation (*)                         800        9,664
NiSource, Inc.                               1,000       22,100
Northeast Utilities                            600       12,000
NRG Energy, Inc. (*)                           100        1,252
PG&E Corporation (*)                         3,600       84,600
Pinnacle West Capital Corporation              400       17,528
Potomac Electric Power Company                 600       13,716
PPL Corporation                                700       26,677
Progress Energy, Inc.                        1,000       51,890
Public Service Enterprise Group, Inc.        1,100       50,985
Puget Energy, Inc.                             400        8,292
Reliant Energy, Inc.                         1,800       45,684
Reliant Resources, Inc. (*)                  2,000       30,860
Scana Corporation                              400       12,780
Sempra Energy                                1,200       30,684
The Southern Company                         3,800      107,730
TXU Corporation (+)                          1,400       76,188
Western Resources, Inc.                      1,800       31,302
Wisconsin Energy Corporation                   500       13,000
Xcel Energy, Inc.                            1,100       27,973
                                                    -----------
                                                      1,470,059
                                                    -----------
ELECTRICAL EQUIPMENT - 0.3%
Energizer Holdings, Inc. (*)                   400        9,560
Hubbell, Inc. Cl. B                            300       10,329
Johnson Controls, Inc.                         600       51,750
Rockwell International Corporation             600       12,882
                                                    -----------
                                                         84,521
                                                    -----------
ELECTRONICS - 0.4%
Arrow Electronics, Inc. (*)                    400       10,560
AVX Corporation                                300        5,979
Emerson Electric Company                     1,100       58,729
Kemet Corporation (*)                          300        5,811
LSI Logic Corporation (*) (+)                1,100       14,135
                                                    -----------
                                                         95,214
                                                    -----------
ELECTRONICS/SEMICONDUCTORS - 0.2%
Agere Systems, Inc. Cl. A (*)                  600        2,544
Conexant Systems, Inc. (*) (+)                 700        7,140
Integrated Device Technology, Inc. (*)         100        2,804
Micron Technology, Inc. (*)                  1,400       33,180
National Semiconductor Corporation (*)         600       18,912
                                                    -----------
                                                         64,580
                                                    -----------

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

ENTERTAINMENT & LEISURE - 1.0%
Blockbuster, Inc. Cl. A (+)                    100  $     2,860
Brunswick Corporation                        1,000       28,190
Eastman Kodak Company (+)                    1,600       51,536
Harrah's Entertainment, Inc. (*)             1,400       68,824
Hasbro, Inc.                                   400        6,392
International Speedway Corporation Cl. A       100        4,300
Mattel, Inc.                                 1,000       20,640
Park Place Entertainment Corporation (*)(+)  1,800       22,140
Six Flags, Inc. (*)                            500        9,150
The Walt Disney Company                      1,500       34,770
Westwood One, Inc. (*)                         400       14,400
                                                    -----------
                                                        263,202
                                                    -----------
FINANCIAL SERVICES - 5.9%
Allied Capital Corporation                     300        7,830
AMB Property Corporation                       900       25,236
American Express Company                     6,000      246,060
Apartment Investment & Management
 Company Cl. A                                 300       14,730
AvalonBay Communities, Inc.                    200        9,534
Boston Properties, Inc.                        300       11,694
CarrAmerica Realty Corporation               1,800       57,816
Countrywide Credit Industries, Inc.          1,400       65,394
Duke-Weeks Realty Corporation                  400       10,520
E*TRADE Group, Inc. (*)                        900        6,786
Equity Office Properties Trust REIT          1,598       45,751
Equity Residential Properties Trust REIT       800       22,560
General Growth Properties, Inc. REIT         1,100       50,303
Host Marriott Corporation (+)                1,100       13,101
Household International, Inc.                2,000      116,580
iStar Financial, Inc.                          900       27,990
Kimco Realty Corporation                       300        9,630
Legg Mason, Inc.                               300       15,072
Lehman Brothers Holdings, Inc.               1,100       64,900
Liberty Property Trust REIT                    200        6,390
Mack-Cali Realty Corporation                 1,200       39,360
Merrill Lynch & Company, Inc. (+)            4,200      176,148
Morgan Stanley Dean Witter & Company         5,000      238,600
Plum Creek Timber Company, Inc.                474       14,433
ProLogis Trust REIT                            400        8,880
Public Storage, Inc.                           500       18,985
Rouse Company                                  200        6,472
Simon Property Group, Inc.                     500       16,875
Stilwell Financial, Inc.                       900       19,224
T. Rowe Price Group, Inc.                      500       17,535
The Bear Stearns Companies, Inc.             1,000       61,940
The Goldman Sachs Group, Inc.                1,000       78,750
Vornado Realty Trust REIT                      200        8,820
                                                    -----------
                                                      1,533,899
                                                    -----------

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

FOOD RETAILERS - 0.2%
Albertson's, Inc.                              900  $    30,186
Weis Markets, Inc.                             100        3,090
Winn-Dixie Stores, Inc.                        500        8,675
                                                    -----------
                                                         41,951
                                                    -----------
FOREST PRODUCTS & PAPER - 1.3%
Boise Cascade Corporation                      300       10,161
Georgia-Pacific Corporation                  1,500       43,470
International Paper Company                  2,700      111,861
MeadWestvaco Corporation                     1,170       34,351
Smurfit-Stone Container Corporation (*)      1,000       16,240
Sonoco Products Company                      1,200       34,680
Weyerhaeuser Company                         1,400       83,454
                                                    -----------
                                                        334,217
                                                    -----------
HEALTH CARE PROVIDERS - 1.5%
DaVita, Inc. (*)                             1,400       36,288
Health Management Associates, Inc. (*)         400        8,536
Healthsouth Corporation (*)                  1,700       25,670
Humana, Inc. (*)                             3,100       50,685
Manor Care, Inc. (*)                           500       12,820
Tenet Healthcare Corporation (*)             1,300       95,381
The Healthcare Company                       1,700       81,243
UnitedHealth Group, Inc.                       300       26,343
Universal Health Services, Inc. Cl. B
 (*)                                           200        9,310
Wellpoint Health Networks, Inc. (*)            600       45,048
                                                    -----------
                                                        391,324
                                                    -----------
HEAVY CONSTRUCTION - 0.2%
Centex Corporation                             500       28,150
Lennar Corporation                             600       33,324
                                                    -----------
                                                         61,474
                                                    -----------
HEAVY MACHINERY - 1.3%
American Standard Companies, Inc. (*)          100        7,470
Black & Decker Corporation                     300       14,604
Deere & Company                              1,400       62,664
Pall Corporation                               600       12,480
Parker-Hannifin Corporation                  1,100       54,945
The Stanley Works                              300       13,944
United Technologies Corporation              1,800      126,306
W.W. Grainger, Inc.                          1,000       56,070
                                                    -----------
                                                        348,483
                                                    -----------

HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.0%
D.R. Horton, Inc.                              300        7,740
Hillenbrand Industries, Inc.                   200       12,920
HON Industries, Inc.                         1,000       29,920
Lear Corporation (*)                         1,300       66,833

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - CONTINUED
Leggett & Platt, Inc.                          900  $    23,670
Maytag Corporation                             200        9,230
Newell Rubbermaid, Inc.                      1,000       31,400
Pulte Corporation                              400       21,280
Whirlpool Corporation (+)                      700       52,465
                                                    -----------
                                                        255,458
                                                    -----------
HOUSEHOLD PRODUCTS - 0.4%
Fortune Brands, Inc.                           800       41,808
Snap-On, Inc.                                  300        9,504
The Clorox Company                           1,500       66,375
                                                    -----------
                                                        117,687
                                                    -----------
INSURANCE - 5.9%
Aetna, Inc.                                    500       23,800
Aflac Corporation                              700       20,930
Allmerica Financial Corporation                300       14,973
Ambac Financial Group, Inc.                    500       31,430
American Financial Group, Inc.               1,100       32,659
American International Group, Inc.             858       59,305
Cigna Corporation                            1,000      109,000
Cincinnati Financial Corporation               700       32,802
Conseco, Inc. (*) (+)                        1,300        4,849
Erie Indemnity Company Cl. A                   100        4,358
Fidelity National Financial, Inc.            2,600       80,210
HCC Insurance Holdings, Inc.                   200        5,200
Health Net, Inc. (*)                           900       26,685
Jefferson Pilot Corporation                    700       35,056
John Hancock Financial Services, Inc.        2,300       88,780
Leucadia National Corporation                  200        7,290
Lincoln National Corporation                 1,200       57,480
Loews Corporation                              400       23,980
Marsh & McLennan Companies, Inc.               600       60,648
MBIA, Inc.                                     750       40,447
Metlife, Inc.                                1,400       47,796
MGIC Investment Corporation                    600       42,816
Mony Group, Inc.                               200        7,800
Nationwide Financial Services, Inc. Cl.
 A                                             100        4,100
Old Republic International Corporation       1,900       63,137
PMI Group, Inc.                                400       32,448
Progressive Corporation                      1,200       69,000
Protective Life Corporation                    900       28,674
Radian Group, Inc.                           1,300       67,470
Reinsurance Group of America, Inc.             100        3,230
Safeco Corporation                             500       16,700
The Allstate Corporation                     3,500      139,090
The Hartford Financial Services Group, Inc.  1,200       83,160
The St. Paul Companies, Inc.                 1,000       49,810
Torchmark Corporation                          500       20,445

DLB ENHANCED INDEX VALUE FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

INSURANCE - CONTINUED
Transatlantic Holdings, Inc.                   150  $    12,654
Trigon Healthcare, Inc. (*)                    400       40,264
UnumProvident Corporation                    1,000       28,240
                                                    -----------
                                                      1,516,716
                                                    -----------
LODGING - 0.9%
Hilton Hotels Corporation                    1,900       31,084
Mandalay Resort Group (*)                    2,000       71,720
Marriott International, Inc. Cl. A           1,000       43,940
MGM Mirage, Inc. (*) (+)                       900       36,135
Starwood Hotels & Resorts Worldwide,
 Inc.                                        1,100       41,580
                                                    -----------
                                                        224,459
                                                    -----------
MANUFACTURING - 1.5%
3M Company                                   1,300      163,540
Cooper Industries, Inc.                        300       13,140
Danaher Corporation (+)                        100        7,158
Eaton Corporation                              300       25,383
Illinois Tool Works, Inc.                    1,000       72,100
ITT Industries, Inc.                           400       27,944
Pentair, Inc.                                1,500       72,840
                                                    -----------
                                                        382,105
                                                    -----------
MEDIA - BROADCASTING & PUBLISHING - 2.0%
Adelphia Communications Corporation Cl.
 A (*) (+)                                   6,100       36,722
Belo Corporation Cl. A                         400        9,344
Clear Channel Communication, Inc. (*)          900       42,255
Gannett Company, Inc.                        1,600      117,280
Gemstar-TV Guide International, Inc. (*)       500        4,480
Harte-Hanks, Inc.                              200        6,424
Hearst-Argyle Television, Inc. (*)             100        2,708
Hispanic Broadcasting Corporation (*)          200        5,364
Hollinger International, Inc.                  300        3,834
Insight Communications Company, Inc. (*)       200        3,102
Meredith Corporation                           200        8,564
New York Times Company                         500       23,280
Radio One, Inc. Cl. D (*) (+)                  300        6,420
Readers Digest Association, Inc. Cl. A         500       11,900
The E.W. Scripps Company Cl. A                 200       15,938
The McClatchy Company Cl. A                    100        5,979
The McGraw-Hill Companies, Inc.                400       25,596
Tribune Company                              1,100       48,587
USA Networks, Inc. (*)                         400       11,964
Viacom, Inc. Cl. B (*)                       2,496      117,562
                                                    -----------
                                                        507,303
                                                    -----------
MEDICAL SUPPLIES - 1.0%
Agilent Technologies, Inc. (*)               2,000       60,100
Apogent Technologies, Inc. (*)                 300        6,960

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

MEDICAL SUPPLIES - CONTINUED
Bausch & Lomb, Inc.                            400  $    14,388
Becton Dickinson & Company                   1,500       55,755
Boston Scientific Corporation (*)            1,700       42,364
C.R. Bard, Inc.                                800       43,952
Dentsply International, Inc.                   200        7,934
St. Jude Medical, Inc. (*)                     100        8,321
Tektronix, Inc. (*)                            300        6,600
Thermo Electron Corporation (*)                900       17,010
Viasys Healthcare, Inc. (*)                    100        2,018
                                                    -----------
                                                        265,402
                                                    -----------
METALS - 0.4%
Crane Company                                  300        8,274
Newmont Mining Corporation                     700       19,957
Nucor Corporation                              500       29,225
Phelps Dodge Corporation                       300       10,740
Precision Castparts Corporation                900       31,833
United States Steel Corporation                400        7,216
                                                    -----------
                                                        107,245
                                                    -----------
NATIONAL COMMERCIAL BANKS - 12.5%
AmSouth Bancorporation                       2,100       47,691
Bank of America Corporation                  9,400      681,312
Bank of Hawaii Corporation                     300        8,544
Bank One Corporation                         5,500      224,785
City National Corporation                      500       27,625
Comerica, Inc.                                 800       50,280
Commerce Bancorp, Inc.                         200        9,878
Commerce Bancshares, Inc.                      210        9,318
Compass Bancshares, Inc.                       800       28,616
Cullen/Frost Bankers, Inc.                     200        7,548
First Tennessee National Corporation         1,700       65,722
FirstMerit Corporation                         300        8,520
Fleet Boston Financial Corporation           2,900      102,370
Fulton Financial Corporation                   300        7,404
Hibernia Corporation Cl. A                   1,400       27,930
Huntington Bancshares, Inc.                  1,000       20,290
J.P. Morgan Chase & Company                  9,690      340,119
KeyCorp                                      2,500       70,275
Marshall & Ilsley Corporation                  600       38,190
Mellon Financial Corporation                 1,200       45,312
National City Corporation                    4,500      140,400
National Commerce Financial Corporation        900       25,191
Old National Bancorp                         1,120       27,630
PNC Financial Services Group, Inc.           1,200       66,180
Popular, Inc. (Puerto Rico)                    500       14,705
Regions Financial Corporation                1,400       49,098
SouthTrust Corporation                       1,600       42,688
State Street Corporation                       800       40,888

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

NATIONAL COMMERCIAL BANKS - CONTINUED
SunTrust Banks, Inc.                         1,100  $    74,778
TCF Financial Corporation                      300       15,615
Trustmark Corporation                        1,234       31,800
U.S. Bancorp                                 8,980      212,826
Union Planters Corporation                     700       35,077
Wachovia Corporation                         6,300      239,652
Wells Fargo & Company                        7,600      388,740
                                                    -----------
                                                      3,226,997
                                                    -----------
OFFICE EQUIPMENT/SUPPLIES - 0.2%
Xerox Corporation (*) (+)                    5,900       52,215
                                                    -----------
OIL & GAS - 9.1%
Amerada Hess Corporation                       400       30,752
Apache Corporation                             430       25,082
Ashland, Inc.                                1,500       61,245
Burlington Resources, Inc.                     800       35,544
ChevronTexaco Corporation                    3,825      331,666
Conoco, Inc.                                 1,900       53,295
Devon Energy Corporation (+)                   600       29,586
El Paso Corporation                          2,030       81,200
Exxon Mobil Corporation                     30,900    1,241,253
Kerr-McGee Corporation                         400       23,920
Keyspan Corporation                            500       17,650
Kinder Morgan, Inc. (+)                        300       14,523
Marathon Oil Corporation                     2,600       75,556
Nicor, Inc.                                    300       14,034
Occidental Petroleum Corporation             2,000       57,500
Phillips Petroleum Company                   2,000      119,620
Pogo Producing Company (+)                     200        6,848
Pride International, Inc. (*)                  300        5,577
Questar Corporation                            400       11,160
The Williams Companies, Inc.                 2,100       40,110
Tidewater, Inc.                                100        4,350
Unocal Corporation                             700       26,033
Valero Energy Corporation (+)                1,300       56,108
Varco International, Inc. (*)                  200        4,098
                                                    -----------
                                                      2,366,710
                                                    -----------
PHARMACEUTICALS - 2.7%
AmerisourceBergen Corporation                  189       14,647
Bristol-Myers Squibb Company                 3,500      100,800
Henry Schein, Inc. (*)                         200        9,518
ICN Pharmaceuticals, Inc. (+)                3,100       85,746
Johnson & Johnson                            4,584      292,734
McKesson Corporation                         1,100       44,429
Medicis Pharmaceutical Corporation Cl. A(*)    100        5,355

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

PHARMACEUTICALS - CONTINUED
Merck & Company, Inc.                        1,000  $    54,340
Mylan Laboratories, Inc.                     3,200       84,736
                                                    -----------
                                                        692,305
                                                    -----------
PREPACKAGED SOFTWARE - 0.5%
BMC Software, Inc. (*)                       1,300       18,798
Computer Associates International, Inc.      1,940       36,084
Compuware Corporation (*)                      600        4,704
Intuit, Inc. (*)                               200        7,836
Network Associates, Inc. (*)                 2,400       42,600
Sybase, Inc. (*)                               300        4,218
Tibco Software, Inc. (*)                     1,800       15,102
                                                    -----------
                                                        129,342
                                                    -----------
REAL ESTATE - 0.4%
Archstone-Smith Trust REIT                     400       10,784
Arden Realty, Inc.                             200        5,630
Catellus Development Corporation (*)           300        6,120
Health Care Property Investors, Inc.
 REIT                                          200        8,166
Hospitality Properties Trust REIT            1,200       40,800
New Plan Excel Realty Trust REIT             1,000       19,550
Security Capital Group, Inc. Cl. B (*)         300        7,719
                                                    -----------
                                                         98,769
                                                    -----------
RESTAURANTS - 1.3%
Brinker International, Inc. (*)                500       17,220
Darden Restaurants, Inc. (+)                   600       23,940
McDonald's Corporation                       7,200      204,480
Outback Steakhouse, Inc. (*)                   300       10,521
Tricon Global Restaurants, Inc. (*)          1,200       75,672
Wendy's International, Inc.                    400       14,960
                                                    -----------
                                                        346,793
                                                    -----------
RETAILERS - 2.2%
AutoZone, Inc. (*)                             300       22,800
Barnes & Noble, Inc. (*) (+)                   200        6,044
Big Lots, Inc.                                 200        3,092
Borders Group, Inc. (*)                      1,200       27,972
Circuit City Stores                          1,200       25,872
Costco Wholesale Corporation (*) (+)         1,600       64,320
Federated Department Stores, Inc. (*)        1,300       51,649
Foot Locker, Inc. (*)                        1,542       24,287
J.C. Penney Company, Inc. (+)                1,000       21,740
Office Depot, Inc. (*)                       2,500       47,850
Saks, Inc. (*)                                 600        8,922
Sears, Roebuck and Company                   1,900      100,225
Sherwin-Williams Company                       700       21,511
Staples, Inc. (*)                              500        9,985
Target Corporation                           1,700       74,205

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

RETAILERS - CONTINUED
Tech Data Corporation (*)                      300  $    14,202
The May Department Stores Company            1,100       38,148
The Neiman Marcus Group, Inc. Cl. A (*)        200        7,322
                                                    -----------
                                                        570,146
                                                    -----------
STATE COMMERCIAL BANKS - 1.0%
Associated Banc-Corp                         1,870       70,050
Banknorth Group, Inc.                          600       15,834
First Virginia Banks, Inc.                     200       11,446
M&T Bank Corporation                           400       34,152
Mercantile Bankshares Corporation              300       12,348
North Fork Bancorporation                    1,000       38,620
Sky Financial Group, Inc.                      400        9,328
UnionBanCal Corporation                      1,200       58,080
                                                    -----------
                                                        249,858
                                                    -----------
TELEPHONE SYSTEMS - 5.7%
Alltel Corporation                           1,500       74,250
AT&T Corporation                            20,200      265,024
BellSouth Corporation                        3,500      106,225
Broadwing, Inc. (*)                            600        3,960
CenturyTel, Inc.                               600       16,620
Level 3 Communications, Inc. (*) (+)           300        1,224
SBC Communications, Inc.                    14,900      462,794
Sprint Corporation (FON Group)               5,800       91,930
Verizon Communications, Inc.                10,100      405,111
WorldCom, Inc. (*)                          15,100       37,433
                                                    -----------
                                                      1,464,571
                                                    -----------
TEXTILES, CLOTHING & FABRICS - 1.0%
Liz Claiborne, Inc.                          1,900       59,451
Mohawk Industries, Inc. (*)                    500       32,165
Nike, Inc.                                     300       15,999
Polo Ralph Lauren Corporation (*)              300        8,625
Reebok International Ltd. (*)                2,700       74,655
VF Corporation                               1,500       65,655
                                                    -----------
                                                        256,550
                                                    -----------
TRANSPORTATION - 1.1%
Burlington Northern Santa Fe Corporation     1,900       52,231
CNF, Inc.                                      200        6,322
CSX Corporation                              1,000       36,170
FedEx Corporation (*)                        1,400       72,338
Norfolk Southern Corporation                 1,800       38,574
Union Pacific Corporation                    1,200       68,160
United Parcel Service, Inc. Cl. B              200       12,008
                                                    -----------
                                                        285,803
                                                    -----------

WATER COMPANIES - 0.1%
American Water Works, Inc.                     400       17,480
                                                    -----------

TOTAL COMMON STOCKS (identified cost, $25,246,287)   25,809,787

DLB ENHANCED INDEX VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

                                          PRINCIPAL
ISSUER                                       AMOUNT        VALUE

SECURITY LENDING COLLATERAL - 4.0%
Bayerische Hypo-und Vereinsbank, 1.90%,
 Due 6/19/02                              $183,492   $   183,492
Credit Agricole Bank, 1.75%, Due
 05/07/02                                  183,492       183,492
Fleet National Bank, 1.88%, Due 06/03/02    94,736        94,736
Merrill Lynch Bank & Co., 1.91%, Due
 11/26/02                                   91,742        91,742
Merrimac MM                                385,334       385,334
US Bank, 1.89%, Due 11/06/02                91,746        91,746
                                                     -----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $1,030,542)                                          1,030,542
REPURCHASE AGREEMENTS - 0.7%
Investors Bank & Trust Repurchase
 Agreement, 0.95%, dated 04/30/02,
 $177,786 due on 05/01/02 (secured by
 Federal Governement Agency, 5.80%, due
 on 01/01/32, with value of $186,670),
 at cost.                                  177,781       177,781
                                                     -----------

TOTAL INVESTMENTS (identified cost, $26,454,610)      27,018,110

Other assets, less liabilities - (4.4%)               (1,126,638)
                                                     -----------

NET ASSETS - 100%                                    $25,891,472
                                                     ===========




REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan


See notes to financial statements.

DLB TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS - 93.0%

ISSUER                                      SHARES        VALUE

APPLICATIONS SOFTWARE - 6.6%
Intuit, Inc. (*)                            1,500   $    58,770
Microsoft Corporation (*)                  10,700       559,182
Parametric Technology Corporation (*)       2,700        10,908
Red Hat, Inc. (*)                           6,400        29,376
                                                    -----------
                                                        658,236
                                                    -----------
CIRCUIT BOARDS - 2.0%
Jabil Circuit, Inc. (*)                    10,000       204,100
                                                    -----------
COMMUNICATIONS SOFTWARE - 1.1%
General Magic, Inc. (*)                   551,100       110,220
                                                    -----------
COMPUTERS - 3.8%
Compaq Computer Corporation                 5,500        55,825
International Business Machines
Corporation                                   800        67,008
Sun Microsystems, Inc. (*)                 30,800       251,944
                                                    -----------
                                                        374,777
                                                    -----------
COMPUTERS - INTEGRATED SYSTEMS - 0.1%
Anteon International Corporation (*)          200         4,550
McData Corporation Cl. A (*)                  338         2,295
                                                    -----------
                                                          6,845
                                                    -----------
COMPUTERS - MEMORY DEVICES - 1.9%
EMC Corporation (*)                        16,500       150,810
Veritas Software Corporation (*)            1,500        42,510
                                                    -----------
                                                        193,320
                                                    -----------
COMPUTERS - PERIPHERAL EQUIPMENT - 0.4%
Lexmark International Group, Inc. (*)         700        41,846
                                                    -----------
DATA PROCESSING/MANAGEMENT - 3.6%
Ascential Software Corporation (*)        103,200       355,008
                                                    -----------
E-COMMERCE - PRODUCTS - 0.0%
PhotoChannel Networks, Inc. (Canada) (*)   20,400         1,559
                                                    -----------
ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.0%
Flextronics International Ltd. (*)         14,100       195,285
                                                    -----------
ELECTRONIC COMPONENTS - SEMICONDUCTORS - 21.4%
Altera Corporation (*)                     14,600       300,176
Amkor Technology, Inc. (*)                  3,500        70,350
Axcelis Technologies, Inc. (*)              7,000       100,800
Integrated Device Technology, Inc. (*)      3,000        84,120
Intel Corporation                           5,800       165,938
Intersil Holding Corporation (*)            9,000       241,650
Micron Technology, Inc. (*)                15,800       374,460
Photronics, Inc. (*)                        7,000       231,490

DLB TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

ELECTRONIC COMPONENTS - SEMICONDUCTORS - CONTINUED
PMC-Sierra, Inc. (*) (+)                    8,300   $   129,148
Texas Instruments, Inc.                    11,000       340,230
Xilinx, Inc. (*)                            2,500        94,400
                                                    -----------
                                                      2,132,762
                                                    -----------
ELECTRONIC FORMS - 1.6%
Adobe Systems, Inc.                         4,000       159,840
                                                    -----------
ENTERPRISE SOFTWARE/SERVICES - 6.3%
BEA Systems, Inc. (*)                      10,700       114,704
BMC Software, Inc. (*)                      5,000        72,300
Oracle Corporation (*)                     31,200       313,248
Peoplesoft, Inc. (*)                        2,300        53,291
Tarantella, Inc. (*)                      140,100        68,649
                                                    -----------
                                                        622,192
                                                    -----------
ENTERTAINMENT SOFTWARE - 2.9%
Electronic Arts, Inc. (*)                   1,100        64,955
GameStop Corporation (*)                   12,000       228,600
                                                    -----------
                                                        293,555
                                                    -----------
INTERNET INFRASTRUCTURE SOFTWARE - 6.2%
Chordiant Software, Inc. (*) (+)          136,500       612,885
                                                    -----------
INTERNET SECURITY - 3.5%
Symantec Corporation (*) (+)                9,800       347,018
                                                    -----------
NETWORKING PRODUCTS - 5.0%
Cisco Systems, Inc. (*)                    34,200       501,030
                                                    -----------
PREPACKAGED SOFTWARE - 1.5%
Compuware Corporation (*)                  19,100       149,744
                                                    -----------
SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 12.1%
Analog Devices, Inc. (*)                    8,900       328,944
Cirrus Logic, Inc. (*)                     21,000       255,150
Integrated Defense Technologies, Inc.
(*)                                        10,000       299,500
Linear Technology Corporation               6,000       233,160
Microchip Technology, Inc. (*)              2,000        89,000
                                                    -----------
                                                      1,205,754
                                                    -----------
SEMICONDUCTOR EQUIPMENT - 1.5%
ASM Lithography Holding N.V. - N.Y. Reg.
(Netherlands) (*)                           6,500       145,145
                                                    -----------
TELECOMMUNICATION EQUIPMENT - 7.4%
Motorola, Inc.                             20,000       308,000
Nokia Corporation ADR (Finland) (+)        11,500       186,990
Qualcomm, Inc. (*)                          8,000       241,280
                                                    -----------
                                                        736,270
                                                    -----------

DLB TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                      SHARES        VALUE

TELECOMMUNICATION EQUIPMENT FIBER
OPTICS - 0.6%
Corning, Inc.                               6,000   $    40,140
JDS Uniphase Corporation (*) (+)            5,400        23,436
                                                    -----------
                                                         63,576
                                                    -----------
TELEPHONE - INTEGRATED - 0.1%
WorldCom, Inc. (*)                          4,000         9,916
                                                    -----------
TRAVEL SERVICES - 1.4%
Sabre Holdings Corporation (*)              2,900       134,850
                                                    -----------
TOTAL COMMON STOCKS (identified cost, $15,439,633)    9,255,733

                                          CONTRACTS

PURCHASED OPTIONS - 4.5%
Peoplesoft, Inc., June call, strike
27.5, dated 6/22/02,                        40,000        32,000
Siebel Systems, Inc., May call, strike
32.5, dated 5/18/02,                        20,000         1,000
Sun Microsystems, Inc., May call, strike
10, dated 5/18/02,                          20,000         2,000
Symantec Corporation, June call, strike
45, dated 6/22/02,                          40,000        26,000
Taiwan Semiconductor Manufacturing
 Company Ltd., August call, strike
 .000001,
 dated 8/16/02, (Taiwan)                   150,000       384,410
                                                     -----------
TOTAL PURCHASED OPTIONS (identified cost, $365,215)      445,410

                                          PRINCIPAL
                                             AMOUNT

SECURITY LENDING COLLATERAL - 6.4%
Bayerische Hypo-und Vereinsbank, 1.90%,
Due 6/19/02                               $112,373       112,373
Credit Agricole Bank, 1.75%, Due
05/07/02                                   112,373       112,373
Fleet National Bank, 1.88%, Due 06/03/02   108,016       108,016
Merrill Lynch Bank & Co., 1.91%, Due
11/26/02                                    56,187        56,187
Merrimac MM                                185,984       185,984
US Bank, 1.89%, Due 11/06/02                56,187        56,187
                                                     -----------
TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $631,120)                                              631,120
REPURCHASE AGREEMENTS - 2.8%
Investors Bank & Trust Repurchase
 Agreement, 0.95%, dated 04/30/02,
 $282,416 due on 05/01/02 (secured by
 Federal Government Agency, 6.75%, due
 on 08/20/25, with value of $296,529),
 at cost                                   282,409       282,409
                                                     -----------
TOTAL INVESTMENTS (identified cost, $16,718,377)      10,614,672

Other assets, less liabilities - (6.7%)                 (666,293)
                                                     -----------
NET ASSETS - 100%                                    $ 9,948,379
                                                     ===========


ADR  American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS - 99.6%

ISSUER                                        SHARES        VALUE

APPAREL RETAILERS - 1.4%
AnnTaylor Stores Corporation (*) (+)          16,400  $   712,908
Too, Inc. (*)                                 11,800      355,770
                                                      -----------
                                                        1,068,678
                                                      -----------
APPAREL/ FOOTWEAR - 1.4%
Stride Rite Corporation                      117,900    1,037,520
                                                      -----------
BANKING - 11.7%
BancFirst Corporation                         17,100      735,300
Commerce Bancorp, Inc.                        50,532    2,495,776
Golden State Bancorp, Inc.                    67,300    2,220,227
New York Community Bancorp, Inc. (+)          69,582    2,063,802
UCBH Holdings, Inc.                           36,400    1,435,980
                                                      -----------
                                                        8,951,085
                                                      -----------
BUILDING MATERIALS - 1.8%
Elcor Corporation                             51,600    1,392,168
                                                      -----------
CHEMICALS & PLASTICS - 1.0%
Spartech Corporation                          28,500      762,090
                                                      -----------
COMMERCIAL SERVICES - 2.4%
Advo, Inc. (*)                                42,100    1,822,930
                                                      -----------
COMMUNICATIONS EQUIPMENT - 1.2%
Commscope, Inc. (*)                           56,180      892,138
                                                      -----------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.2%
Gerber Scientific, Inc. (*)                   34,000      153,000
                                                      -----------
COMPUTERS & INFORMATION - 1.3%
Computer Network Technology Corporation
 (*) (+)                                      40,000      381,600
Veeco Intruments, Inc. (*) (+)                21,500      637,045
                                                      -----------
                                                        1,018,645
                                                      -----------
CONSUMER ELECTRONICS - 2.8%
Harman International Industries, Inc.         36,200    2,137,610
                                                      -----------
CONSUMER PRODUCTS - 0.7%
Enesco Group, Inc. (*)                        77,100      535,845
                                                      -----------
CONTAINERS & PACKAGING - 1.6%
Intertape Polymer Group, Inc. (Canada)
 (*)                                          98,000    1,200,500
                                                      -----------
COSMETICS & PERSONAL CARE - 2.3%
Alberto-Culver Company Cl. A                  36,300    1,767,810
                                                      -----------

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                        SHARES        VALUE

ELECTRIC UTILITIES - 2.6%
Black Hills Corporation                       13,700  $   477,582
WPS Resources Corporation (+)                 36,800    1,532,720
                                                      -----------
                                                        2,010,302
                                                      -----------
ELECTRICAL EQUIPMENT - 2.4%
Magnetek, Inc. (*)                            88,100    1,057,200
Regal-Beloit Corporation                      28,300      740,045
                                                      -----------
                                                        1,797,245
                                                      -----------
ELECTRICAL EQUIPMENT & INSTRUMENTS - 2.4%
Benchmark Electronics, Inc. (*)               34,600    1,051,840
MKS Instruments, Inc. (*)                      6,400      216,896
Zygo Corporation (*)                          31,700      542,387
                                                      -----------
                                                        1,811,123
                                                      -----------
ELECTRONICS/SEMICONDUCTORS - 0.6%
Exar Corporation (*)                          22,200      442,668
                                                      -----------
FILTRATION PRODUCTS - 3.0%
Cuno, Inc. (*)                                64,300    2,265,932
                                                      -----------
FINANCIAL SERVICES - 1.3%
Cash America International, Inc.             101,352    1,010,479
                                                      -----------
GAS UTILITIES - 2.3%
Energen Corporation                           38,700    1,089,405
NUI Corporation                               26,300      704,840
                                                      -----------
                                                        1,794,245
                                                      -----------
HEAVY MACHINERY - 4.0%
Gardner Denver, Inc. (*)                      41,900    1,169,010
Lindsay Manufacturing Company                 42,800    1,048,600
Tennant Company                               18,800      827,200
                                                      -----------
                                                        3,044,810
                                                      -----------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 2.9%
La-Z-Boy, Inc.                                74,200    2,228,968
                                                      -----------
INSURANCE - 4.7%
Annuity and Life Re (Holdings) Ltd.           42,400      804,752
Delphi Financial Group, Inc. Cl. A            20,000      860,000
Scottish Annuity & Life Holdings Ltd.         30,500      652,700
United Fire & Casualty Company                   400       13,464
White Mountains Insurance Group Ltd.           3,400    1,218,900
                                                      -----------
                                                        3,549,816
                                                      -----------
LEISURE PRODUCTS - 1.2%
Huffy Corporation (*)                         87,800      689,230
Sturm, Ruger & Company, Inc.                  14,000      194,600
                                                      -----------
                                                          883,830
                                                      -----------

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                        SHARES        VALUE

MEDIA - BROADCASTING & PUBLISHING - 1.3%
Salem Communications Corporation Cl. A
 (*)                                          41,200  $ 1,008,576
                                                      -----------
MEDICAL SUPPLIES & SERVICES - 7.8%
Haemonetics Corporation (*)                   11,000      364,540
PolyMedica Corporation (*) (+)                50,600    1,971,376
PSS World Medical, Inc. (*)                  128,575    1,272,893
Respironics, Inc. (*)                         70,300    2,305,137
                                                      -----------
                                                        5,913,946
                                                      -----------
MULTI-INDUSTRY - 5.5%
Carlisle Companies, Inc.                      53,000    2,145,970
Cubic Corporation                              8,500      612,000
Kaman Corporation Cl. A                        4,300       77,185
Roper Industries, Inc.                        30,000    1,379,700
                                                      -----------
                                                        4,214,855
                                                      -----------
NATIONAL COMMERCIAL BANKS - 0.6%
F.N.B. Corporation                            14,600      441,650
                                                      -----------
OFFICE EQUIPMENT/SUPPLIES - 3.6%
Herman Miller, Inc.                           72,100    1,761,403
New England Business Service, Inc.            34,800      974,400
                                                      -----------
                                                        2,735,803
                                                      -----------
OIL & GAS - 3.8%
Nabors Industries, Inc. (*)                   10,300      469,165
Newpark Resources, Inc. (*) (+)              134,000    1,121,580
Prima Energy Corporation (*)                  23,000      572,723
Stolt Offshore SA ADR (United Kingdom)
 (*)                                          84,600      753,786
                                                      -----------
                                                        2,917,254
                                                      -----------
PUBLISHING - 0.7%
Penton Media, Inc. (+)                        82,950      547,470
                                                      -----------
REAL ESTATE INVESTMENT TRUSTS - 6.1%
Heritage Property Investment Trust (*)
 (+)                                          25,000      616,250
Manufactured Home Communities, Inc.           19,400      652,228
Prentiss Properties Trust                     33,300    1,023,975
SL Green Realty Corporation (+)               67,000    2,351,700
                                                      -----------
                                                        4,644,153
                                                      -----------
RETAILERS - 7.2%
BJ's Wholesale Club, Inc. (*) (+)             54,800    2,445,724
Movado Group, Inc.                            38,600      880,080
Stein Mart, Inc. (*)                         107,300    1,266,140
Ultimate Electronics, Inc. (*)                31,200      901,677
                                                      -----------
                                                        5,493,621
                                                      -----------

DLB SMALL CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                        SHARES        VALUE

STATE COMMERCIAL BANKS - 0.8%
Banner Corporation                            25,100  $   552,677
Republic Bancshares, Inc. (*)                  4,100       79,909
                                                      -----------
                                                          632,586
                                                      -----------
TEXTILES, CLOTHING & FABRICS - 3.3%
Interface, Inc. Cl. A                        153,900    1,238,895
Mohawk Industries, Inc. (*)                   19,600    1,260,868
                                                      -----------
                                                        2,499,763
                                                      -----------
TRANSPORTATION - 1.7%
Wabtec Corporation                            83,800    1,281,302
                                                      -----------

TOTAL COMMON STOCKS (identified cost, $65,609,859)     75,910,416

                                           PRINCIPAL
                                              AMOUNT

SECURITY LENDING COLLATERAL - 14.5%
Bayerische Hypo-und Vereinsbank, 1.90%,
  Due 6/19/02                             $1,964,457    1,964,457
Credit Agricole Bank, 1.75%, Due
  05/07/02                                 1,964,459    1,964,459
Fleet National Bank, 1.88%, Due 06/03/02   1,819,052    1,819,052
Merrill Lynch Bank & Co., 1.91%, Due
  11/26/02                                   982,230      982,230
Merrimac MM                                3,320,492    3,320,492
US Bank, 1.89%, Due 11/06/02                 982,226      982,226
                                                      -----------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $11,032,916)                                         11,032,916
REPURCHASE AGREEMENTS - 3.6%
Investors Bank & Trust Repurchase
 Agreement, 0.95%, dated 04/30/02,
 $2,770,045 due on 05/01/02 (secured by
 Federal Government Agency, 7.437%, due
 on 07/01/30, with a value of
 $2,908,471) at cost                       2,769,972    2,769,972
                                                      -----------

TOTAL INVESTMENTS (identified cost, $79,412,747)       89,713,304

Other assets, less liabilities - (17.7%)              (13,475,967)
                                                      -----------

NET ASSETS - 100%                                     $76,237,337
                                                      ===========

ADR  American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS - 86.0%

ISSUER                                         SHARES         VALUE

AIRLINES - 0.3%
JetBlue Airways Corporation (*) (+)            21,200  $  1,066,360
                                                       ------------
APPAREL RETAILERS - 2.0%
Claire's Stores, Inc.                         389,800     8,411,884
                                                       ------------
AUTOMOTIVE - 1.4%
Aftermarket Technology Corporation (*)        248,700     5,707,665
                                                       ------------
BANKING - 4.1%
CFS Bancorp, Inc.                             251,700     3,780,534
First Essex Bancorp, Inc.                     177,100     5,877,949
Flushing Financial Corporation                116,650     2,173,189
LSB Corporation                                13,800       186,300
Webster Financial Corporation                 125,894     4,989,179
                                                       ------------
                                                         17,007,151
                                                       ------------
BEVERAGES, FOOD & TOBACCO - 1.7%
Performance Food Group Company (*) (+)        192,200     6,925,158
                                                       ------------
BUILDING MATERIALS - 1.1%
Elcor Corporation                             171,700     4,632,466
                                                       ------------
CHEMICALS & PLASTICS - 3.9%
A. Schulman, Inc.                             224,900     4,565,470
Penford Corporation                           225,400     3,876,880
RPM, Inc.                                     453,100     7,680,045
                                                       ------------
                                                         16,122,395
                                                       ------------
COMMERCIAL SERVICES - 6.4%
ABM Industries, Inc.                          167,200     6,403,760
Central Parking Corporation                   205,300     5,403,496
FTI Consulting, Inc. (*) (+)                  102,850     3,684,087
Heidrick & Struggles International, Inc.
 (*) (+)                                       75,800     1,567,544
Kendle International, Inc. (*)                262,800     4,464,972
Korn/Ferry International (*)                  160,400     1,684,200
Medical Staffing Network Holdings, Inc.
 (*)                                            1,300        31,512
Res-Care, Inc. (*) (+)                        354,800     2,912,908
                                                       ------------
                                                         26,152,479
                                                       ------------
COMMUNICATIONS - 0.7%
Inet Technologies, Inc. (*)                   359,100     3,020,031
                                                       ------------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.6%
Ansoft Corporation (*)                        173,500     1,962,285
TALX Corporation                               31,700       516,710
                                                       ------------
                                                          2,478,995
                                                       ------------

DLB SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                         SHARES         VALUE

COMPUTERS & INFORMATION - 1.4%
Black Box Corporation (*) (+)                  47,200  $  2,208,488
ProQuest Company (*)                           83,100     3,382,170
                                                       ------------
                                                          5,590,658
                                                       ------------
DATA PROCESSING & PREPARATION - 2.5%
Arbitron, Inc. (*)                            245,600     8,441,272
FactSet Research Systems, Inc.                 57,600     2,006,208
                                                       ------------
                                                         10,447,480
                                                       ------------
ELECTRIC UTILITIES - 0.8%
Central Vermont Public Services
 Corporation                                  186,200     3,351,600
                                                       ------------
ELECTRICAL EQUIPMENT - 3.8%
LSI Industries, Inc.                          405,050     8,048,344
Regal-Beloit Corporation                      138,800     3,629,620
Woodhead Industries, Inc.                     211,000     3,992,120
                                                       ------------
                                                         15,670,084
                                                       ------------
ELECTRONICS - 12.2%
AZZ, Inc. (*)                                 189,700     3,831,940
EDO Corporation (+)                           185,100     5,728,845
Elantec Semiconductor, Inc. (*)               101,600     4,200,144
Garmin Ltd. (*)                               502,500    11,311,275
Lifeline Systems, Inc. (*)                    225,850     6,158,930
Methode Electronics, Inc. Cl. A               277,700     3,185,219
Rogers Corporation (*)                        172,200     5,785,920
Sipex Corporation (*)                         225,900     2,211,561
Technitrol, Inc.                              299,100     7,597,140
                                                       ------------
                                                         50,010,974
                                                       ------------
ELECTRONICS/SEMICONDUCTORS - 2.9%
Actel Corporation (*)                         289,800     7,042,140
Lattice Semiconductor Corporation (*)         422,800     5,010,180
                                                       ------------
                                                         12,052,320
                                                       ------------
FINANCIAL SERVICES - 3.6%
Eaton Vance Corporation                       209,900     7,667,647
Mid-Atlantic Realty Trust REIT                449,400     7,190,400
                                                       ------------
                                                         14,858,047
                                                       ------------
FOREST PRODUCTS & PAPER - 0.5%
Astronics Corporation (*)                     200,000     1,888,000
                                                       ------------
HEALTH CARE PROVIDERS - 1.4%
CorVel Corporation (*)                         83,600     2,769,668
Pediatrix Medical Group, Inc. (*) (+)          61,400     2,885,186
                                                       ------------
                                                          5,654,854
                                                       ------------
HEAVY CONSTRUCTION - 1.7%
Willbros Group, Inc. (*)                      365,000     6,847,400
                                                       ------------

DLB SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                         SHARES         VALUE

HEAVY MACHINERY - 6.7%
Actuant Corporation Cl. A (*)                  69,300  $  3,042,270
Brooks Automation, Inc. (*) (+)               108,700     3,875,155
Gardner Denver, Inc. (*)                      165,700     4,623,030
Hardinge, Inc.                                250,600     3,222,716
IDEX Corporation                               47,400     1,704,504
Joy Global, Inc. (*)                          137,600     2,215,360
Knight Transportation, Inc. (*)               200,900     4,060,189
Modine Manufacturing Company                   60,600     1,782,852
Robbins & Myers, Inc. (+)                     109,800     3,211,650
                                                       ------------
                                                         27,737,726
                                                       ------------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.0%
Palm Harbor Homes, Inc. (*)                   174,200     4,084,990
                                                       ------------
INSURANCE - 2.9%
Donegal Group, Inc. Cl. A (+)                  93,500       990,679
Philadelphia Consolidated Holding
 Corporation (*)                              168,100     7,177,870
Stewart Information Services Corporation
 (*)                                          197,300     3,728,970
                                                       ------------
                                                         11,897,519
                                                       ------------
LODGING - 1.9%
MTR Gaming Group, Inc. (*)                    478,500     8,019,660
                                                       ------------
MEDIA - BROADCASTING & PUBLISHING - 2.3%
Saga Communications, Inc. (*)                 339,875     9,509,703
                                                       ------------
MEDICAL SUPPLIES - 4.0%
Coherent, Inc. (*)                            269,000     8,231,400
II-VI, Inc. (*)                               292,330     4,379,103
Roper Industries, Inc.                         82,200     3,780,378
                                                       ------------
                                                         16,390,881
                                                       ------------
NATIONAL COMMERCIAL BANKS - 1.1%
Sterling Bancorp                              130,905     4,319,865
                                                       ------------
OIL & GAS - 4.4%
Cal Dive International, Inc. (*)              158,700     4,110,330
Rowan Companies, Inc. (*)                     195,000     4,949,100
RPC, Inc.                                     255,600     4,010,364
Tidewater, Inc.                               115,500     5,024,250
                                                       ------------
                                                         18,094,044
                                                       ------------
PHARMACEUTICALS - 2.2%
K-V Pharmaceutical Company Cl. A (*)          105,000     3,018,750
Pharmaceutical Resources, Inc. (*)            246,800     6,170,000
                                                       ------------
                                                          9,188,750
                                                       ------------

DLB SMALL COMPANY OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                         SHARES         VALUE

RETAILERS - 2.0%
Guitar Center, Inc. (*)                       245,500  $  4,846,170
Tweeter Home Entertainment Group, Inc.(*)     213,200     3,519,932
                                                       ------------
                                                          8,366,102
                                                       ------------
STATE COMMERCIAL BANKS - 3.5%
Boston Private Financial Holdings, Inc.       195,300     5,243,805
Financial Institutions, Inc.                  127,300     4,398,215
First Republic Bancorp, Inc. (*)              142,050     4,701,855
                                                       ------------
                                                         14,343,875
                                                       ------------
WATER COMPANIES - 1.0%
Southwest Water Company                       230,807     3,939,876
                                                       ------------

TOTAL COMMON STOCKS (identified cost, $305,267,236)     353,788,992

                                            PRINCIPAL
                                               AMOUNT

SECURITY LENDING COLLATERAL - 4.8%
Bayerische Hypo-und Vereinsbank, 1.90%,
  Due 6/19/02                             $ 3,527,321     3,527,321
Credit Agricole Bank, 1.75%, Due
  05/07/02                                  3,527,321     3,527,321
Fleet National Bank, 1.88%, Due 06/03/02      711,253       711,253
Merrill Lynch Bank & Co., 1.91%, Due
  11/26/02                                  1,763,661     1,763,661
Merrimac MM                                 8,517,182     8,517,182
US Bank, 1.89%, Due 11/06/02                1,763,661     1,763,661
                                                       ------------

TOTAL SECURITY LENDING COLLATERAL (identified cost,
  $19,810,399)                                           19,810,399
REPURCHASE AGREEMENTS - 14.2%
Investors Bank & Trust Repurchase
 Agreement, 0.95%, dated 04/30/02,
 $58,279,577 due on 05/01/02 (secured by
 Federal Government Agency,
 4.456%-6.50%, due on 04/25/29-10/01/40,
 with value of $61,192,390), at cost       58,278,039    58,278,039
                                                       ------------

TOTAL INVESTMENTS (identified cost, $383,355,674)       431,877,430

Other assets, less liabilities - (5.0%)                 (20,463,298)
                                                       ------------

NET ASSETS - 100%                                      $411,414,132
                                                       ============

REIT Real Estate Investment Trust
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB STEWART IVORY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS - 90.8%

ISSUER                                        SHARES        VALUE

AUSTRALIA - 1.3%
Brambles Industries Ltd. - (Commercial
 Services)                                    42,000  $   227,105
                                                      -----------
BELGIUM - 2.1%
Colruyt NV - (Beverages, Food & Tobacco)       9,000      372,241
                                                      -----------
BRAZIL - 0.8%
Tele Norte Leste ADR - (Telephone
 Systems) (+)                                 11,100      140,193
                                                      -----------
CHINA - 1.1%
Asia Satellite Telecom Holdings -
 (Telephone Systems)                         124,700      193,465
                                                      -----------
FINLAND - 1.4%
Nokia OYJ - (Telephone Systems)               15,000      244,270
                                                      -----------
FRANCE - 18.1%
Atos Origin SA - (Computers &
 Information) (*)                              3,500      255,348
Autoroutes du Sud de la France -
 (Transportation) (*)                         10,000      247,693
BNP Paribas SA - (Banking)                     5,800      302,995
Dexia - (Banking)                             22,330      367,860
Essilor International SA - (Health Care
 Supplies & Services)                         10,770      438,076
L'Oreal SA - (Cosmetics & Personal Care)       4,400      344,590
Pinault-Printemps-Redoute - (Retailers)        2,100      238,325
STMicroelectronics NV - (Technology
 Hardware)                                     9,390      291,786
Technip-Coflexip SA - (Energy Equipment
 & Services)                                   2,100      296,204
Total Fina Elf - (Oil & Gas)                   2,550      386,319
                                                      -----------
                                                        3,169,196
                                                      -----------
GERMANY - 4.0%
Muenchener
 Rueckversicherungs-Gesellschaft AG -
 (Insurance)                                   1,270      314,123
Schering AG - (Pharmaceuticals)                6,400      386,797
                                                      -----------
                                                          700,920
                                                      -----------
HONG KONG - 3.0%
Hong Kong & China Gas Company Ltd. -
 (Gas Utilities)                             215,747      269,712
Television Broadcasts Ltd. - (Media -
 Broadcasting & Publishing)                   49,450      244,105
                                                      -----------
                                                          513,817
                                                      -----------
ITALY - 2.2%
Luxottica ADR - (Medical Supplies)            19,450      390,945
                                                      -----------
JAPAN - 14.0%
ACOM Company Ltd. - (Financial Services)       3,800      289,896
Fuji Photo Film Company Ltd. -
 (Entertainment & Leisure)                     9,000      285,848
Japan Airport Terminal Company Ltd. -
 (Commercial Services)                        19,300      154,298
Mitsubishi Tokyo Financial Group, Inc. -
 (Banking)                                        43      294,232
Nintendo Company Ltd. - (Entertainment &
 Leisure)                                        900      125,689
NTT Docomo, Inc. - (Telephone Systems)
 (+)                                             110      278,297
OBIC Company Ltd. - (Computer Software &
 Processing)                                   1,100      209,793
Sony Corporation - (Electronics)               5,400      290,051

DLB STEWART IVORY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                        SHARES        VALUE

JAPAN - CONTINUED
Takeda Chemical Industries Ltd. -
 (Pharmaceuticals)                             4,400  $   192,496
Toyota Motor Corporation - (Automotive)       12,200      332,399
                                                      -----------
                                                        2,452,999
                                                      -----------
MEXICO - 1.0%
Telefonos de Mexico ADR - (Telephone
 Systems) (+)                                  4,600      174,064
                                                      -----------
NETHERLANDS - 3.4%
ING Groep NV - (Insurance)                    13,400      353,633
Vedior NV CVA - (Commercial Services)
 (+)                                          17,000      235,344
                                                      -----------
                                                          588,977
                                                      -----------
PORTUGAL - 1.7%
Portugal Telecom (Reg) - (Telephone
 Systems) (*)                                 40,000      291,827
                                                      -----------
SOUTH KOREA - 4.2%
Kookmin Bank - (Banking)                       5,000      227,589
Samsung SDI Company Ltd. - (Electronics)       2,800      243,431
SK Telecom Company Ltd. Sponsored ADR -
 (Telephone Systems)                          12,000      256,680
                                                      -----------
                                                          727,700
                                                      -----------
SPAIN - 3.7%
Banco Popular Espanol SA - (Banking)           9,250      379,165
Telefonica SA - (Telephone Systems) (*)       25,500      272,858
                                                      -----------
                                                          652,023
                                                      -----------
SWEDEN - 3.6%
Nordea AB - Euro denominated - (Banking) 59,310 331,207 Securitas Cl. B - (Commercial Services)
 (+)                                          16,000      297,106
                                                      -----------
                                                          628,313
                                                      -----------
SWITZERLAND - 5.1%
Bank Sarasin & Compagnie Cl. B -
 (Banking)                                       160      268,327
Kaba Holdings AG Cl. B - (Electrical
 Equipment)                                      960      230,248
Novartis AG - (Pharmaceuticals)                9,270      388,370
                                                      -----------
                                                          886,945
                                                      -----------
UNITED KINGDOM - 20.1%
AstraZeneca PLC - (Pharmaceuticals)            6,100      285,857
British Sky Broadcasting Group PLC -
 (Media - Broadcasting & Publishing) (*)      20,800      232,843
Capita Group PLC - (Commercial Services)      33,600      186,963
Centrica PLC - (Gas Utilities)                88,000      270,968
Compass Group PLC - (Commercial
 Services)                                    34,700      215,971
Glaxo SmithKline PLC - (Pharmaceuticals) 12,000 290,354 Granada PLC - (Media - Broadcasting &
 Publishing)                                 104,000      195,173
Royal Bank of Scotland Group PLC -
 (Banking)                                    11,200      321,278
Shell Transport & Trading Company - (Oil
 & Gas)                                       43,500      309,736
Smith & Nephew PLC - (Medical Supplies)       47,000      267,521
Standard Chartered PLC - (Banking)            23,100      284,516
Taylor Nelson Sofres PLC - (Advertising)      78,600      273,816

DLB STEWART IVORY INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                        SHARES        VALUE

UNITED KINGDOM - CONTINUED
Tesco PLC - (Food Retailers)                  73,600  $   282,145
Vodafone AirTouch PLC - (Telephone
 Systems)                                     61,000       98,472
                                                      -----------
                                                        3,515,613
                                                      -----------

TOTAL COMMON STOCKS (identified cost $15,644,713)      15,870,613

PREFERRED STOCKS - 3.0%
GERMANY - 3.0%
Fresenius N-Vtg Pref - (Pharmaceuticals)       3,450      256,362
Porsche AG - (Automotive)                        600      267,778
                                                      -----------
                                                          524,140
                                                      -----------

TOTAL PREFERRED STOCKS (identified cost $552,717)         524,140

                                           PRINCIPAL
                                              AMOUNT

SECURITY LENDING COLLATERAL - 6.4%
Bayerische Hypo-und Vereinsbank, 1.90%,
  Due 6/19/02                             $  197,443      197,443
Credit Agricole Bank, 1.75%, Due
  05/07/02                                   197,443      197,443
Fleet National Bank, 1.88%, Due 06/03/02     301,934      301,934
Merrill Lynch Bank & Co., 1.91%, Due
  11/26/02                                    98,722       98,722
Merrimac MM                                  214,631      214,631
US Bank, 1.89%, Due 11/06/02                  98,722       98,722
                                                      -----------

TOTAL SECURITY LENDING COLLATERAL (identified cost
  $1,108,895)                                           1,108,895
REPURCHASE AGREEMENTS - 7.4%
Investors Bank & Trust Repurchase
 Agreement, 0.95%, dated 04/30/02,
 $1,298,871 due on 05/01/02 (secured by
 Federal Government Agency, 6.195%, due
 on 10/01/23, with value of $1,363,964),
 at cost                                   1,298,837    1,298,837
                                                      -----------

TOTAL INVESTMENTS (identified cost, $18,605,162)       18,802,485

Other assets, less liabilities - (7.6%)                (1,320,665)
                                                      -----------

NET ASSETS - 100%                                     $17,481,820
                                                      ===========

ADR  American Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB STEWART IVORY EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------

COMMON STOCKS - 95.7%

ISSUER                                        SHARES        VALUE

ARGENTINA - 0.4%
Quilmes Industrial SA ADR - (Beverages,
 Food & Tobacco)                              11,500  $   133,975
                                                      -----------
BRAZIL - 6.6%
Companhia de Bebidas das Americas ADR -
 (Beverages, Food & Tobacco)                  25,000      524,250
Companhia Paranaense de Energia
 Sponsored ADR - (Electric Utilities)         44,000      313,720
Companhia Vale do Rio Doce ADR -
 (Metals) (+)                                 26,000      698,100
Tele Norte Leste ADR - (Telephone
 Systems) (+)                                 30,873      389,926
                                                      -----------
                                                        1,925,996
                                                      -----------
CHILE - 2.1%
Antofagasta PLC - (Metals)                    32,000      269,831
Compania de Telecomunicaciones ADR -
 (Telephone Systems)                          15,000      225,450
Distribucion y Servicio ADR - (Food
 Retailers)                                    8,000      121,200
                                                      -----------
                                                          616,481
                                                      -----------
CHINA - 14.1%
Asia Satellite Telecom Holdings -
 (Telephone Systems)                         268,000      415,786
Beijing Capital International Airport
 Cl. H - (Engineering & Construction) 1,095,000 261,142 China Resources Beijing Land Ltd. -
 (Real Estate)                             1,000,000      187,199
China Resources Enterprises Ltd. -
 (Industrial - Diversified)                1,626,000    1,574,046
Clipsal Industries Ltd. - (Electrical
 Equipment)                                  197,067      254,182
CNOOC Ltd. - (Oil & Gas)                     274,000      361,858
Huaneng Power International, Inc. Cl. H
 - (Electric Utilities)                      278,000      206,739
Shangri-La Asia Ltd. - (Lodging)             600,000      576,982
Zhejiang Expressway Holdings Company
 Ltd. - (Transportation)                   1,000,000      288,491
                                                      -----------
                                                        4,126,425
                                                      -----------
CROATIA - 2.1%
Pliva d.d. GDR 144A - (Pharmaceuticals)       44,360      631,607
                                                      -----------
EGYPT - 2.3%
Al-Ahram Beverages Company GDR -
 (Beverages, Food & Tobacco) (*)               2,000       17,230
Al-Ahram Beverages Company GDR 144A -
 (Beverages, Food & Tobacco) (*)              39,700      342,008
Commercial International Bank GDR 144A -
 (Banking) (*) (+)                            18,000      111,492
Commercial International Bank Sponsored
 GDR - (Banking) (*)                          32,860      203,535
                                                      -----------
                                                          674,265
                                                      -----------
ESTONIA - 0.9%
Hansabank Ltd. - (Banking)                    20,590      258,338
                                                      -----------
HUNGARY - 3.0%
Gedeon Richter GDR 144A -
 (Pharmaceuticals) (+)                         8,400      534,789
OTP GDR 144A - (Banking)                      19,000      337,362
                                                      -----------
                                                          872,151
                                                      -----------
INDIA - 5.1%
Cipla Ltd. - (Pharmaceuticals)                11,000      231,038
HDFC Bank Ltd. ADR - (Banking) (*)            20,000      302,000
Hindalco Industries Ltd. GDR 144A -
 (Metals) (+)                                 20,000      340,000

DLB STEWART IVORY EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                        SHARES        VALUE

INDIA - CONTINUED
Hindalco Industries Ltd. GDR 144A - (Metals) 8,000 $ 136,000 Housing Development Finance Corporation
 Ltd. - (Financial Services)                  37,000      492,286
                                                      -----------
                                                        1,501,324
                                                      -----------
ISRAEL - 3.0%
Bank Hapoalim Ltd. - (Banking)               171,000      261,037
Orbotech - (Medical Supplies) (*)              5,100      132,396
Teva Pharmaceutical Industries Ltd. ADR
 - (Pharmaceuticals)                           8,500      476,085
                                                      -----------
                                                          869,518
                                                      -----------
MALAYSIA - 3.1%
IOI Corporation - (Beverages, Food &
 Tobacco)                                    450,000      757,875
Public Bank Berhad - (Banking) (*)           154,000      158,859
                                                      -----------
                                                          916,734
                                                      -----------
MEXICO - 11.1%
Coca-Cola Femsa ADR - (Beverages, Food &
 Tobacco)                                     18,000      500,040
Consorcio ARA SA de CV - (Real Estate)
 (*)                                         264,500      510,498
Grupo Aeroportuario Sur ADR -
 (Commercial Services) (*)                    25,000      422,500
Grupo Financiero BBVA Bancomer SA de CV
 - (Financial Services) (*)                  305,000      302,788
Grupo Iusacell SA de CV ADR -
 (Communications) (*)                         72,500      232,000
Grupo Modelo Cl. C - (Beverages, Food &
 Tobacco)                                    136,500      369,706
Telefonos de Mexico ADR - (Telephone
 Systems) (+)                                 13,700      518,408
Walmart de Mexico - (Retailers)              141,000      395,425
                                                      -----------
                                                        3,251,365
                                                      -----------
PHILIPPINE ISLANDS - 0.6%
Ayala Land, Inc. - (Real Estate)           1,411,000      194,813
                                                      -----------
POLAND - 1.2%
Agora SA GDR 144A - (Media -
 Broadcasting & Publishing) (*)               22,000      341,345
                                                      -----------
RUSSIA - 1.7%
Surgutneftegaz Sponsored ADR - (Oil &
 Gas) (+)                                     16,500      313,253
Wimm-Bill-Dann Foods OJSC ADR 144A -
 (Beverages, Food & Tobacco) (*)                 210        4,945
YUKOS ADR - (Oil & Gas)                        1,240      182,107
                                                      -----------
                                                          500,305
                                                      -----------
SOUTH AFRICA - 5.4%
Bidvest Group Ltd. - (Commercial
 Services)                                    47,400      207,805
Harmony Gold Mining Company Ltd. -
 (Metals)                                     38,000      486,970
Reunert Ltd. - (Electronics)                 141,300      252,156
Softline Ltd. - (Prepackaged Software) 1,554,000 136,839 South African Breweries PLC -
 (Beverages, Food & Tobacco)                  61,000      488,571
                                                      -----------
                                                        1,572,341
                                                      -----------
SOUTH KOREA - 18.4%
Hite Brewery Company Ltd. - (Beverages,
 Food & Tobacco)                               4,570      256,047
Kookmin Bank ADR - (Banking) (*)              19,918      926,187
Korea Zinc Company Ltd. - (Metals)            10,800      201,978
S1 Corporation - (Commercial Services)        27,500      464,355
Samsung Electronics Company Ltd. -
 (Electronics)                                 1,200      354,250

DLB STEWART IVORY EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

ISSUER                                        SHARES        VALUE

SOUTH KOREA - CONTINUED
Samsung Electronics Company Ltd. GDR
 144A - (Electronics)                          8,300  $ 1,225,068
Samsung Electronics Company Ltd. GDR
 144A - (Electronics)                          1,500      221,398
Samsung Fire & Marine Insurance Company
 Ltd. - (Insurance) (*)                       10,100      682,960
Samsung Securities Company Ltd. -
 (Financial Services) (*)                      7,200      242,040
Shinsegae Department Store Company -
 (Retailers)                                   1,600      265,224
SK Telecom Company Ltd. - (Telephone
 Systems)                                      2,800      544,204
                                                      -----------
                                                        5,383,711
                                                      -----------
SRI LANKA - 1.0%
John Keells Holdings - (Industrial -
 Diversified)                                470,250      293,295
                                                      -----------
TAIWAN - 8.1%
Asustek Computer, Inc. - (Electrical
 Equipment)                                   70,000      253,024
Premier Image Technology Corporation -
 (Electronics)                               215,000      455,141
President Chain Store Corporation -
 (Retailers)                                 288,172      502,143
Quanta Computer, Inc. - (Computers &
 Information)                                118,000      397,638
Siliconware Precision Industries Company
 - (Electronics) (*)                         261,060      245,872
Sunplus Technology Company Ltd. -
 (Electronics/Semiconductors)                 69,400      239,862
Want Want Holdings Ltd. - (Beverages,
 Food & Tobacco)                             145,000      279,850
                                                      -----------
                                                        2,373,530
                                                      -----------
THAILAND - 3.7%
Electricity Generating Public Company
 Ltd. - (Electric Utilities)                 816,900      769,325
Thai Farmers Bank PLC - (Banking) (*)        460,000      324,243
                                                      -----------
                                                        1,093,568
                                                      -----------
TURKEY - 1.8%
Akcansa Cimento AS - (Building
 Materials)                               11,990,000       83,859
Anadolu Efes Biracilik ve Malt Sanayii
 A.S. - (Beverages, Food & Tobacco)        8,000,000      178,571
Yazicilar SA - (Beverages, Food &
 Tobacco)                                 19,193,000      267,759
                                                      -----------
                                                          530,189
                                                      -----------

TOTAL COMMON STOCKS (identified cost $26,667,189)      28,061,276

PREFERRED STOCKS - 1.0%
BRAZIL - 1.0%
Banco Itau SA - (Banking) (identified
  cost $293,639)                           3,590,000      285,223
                                                      -----------

                                           PRINCIPAL
                                              AMOUNT        VALUE

SECURITY LENDING COLLATERAL - 7.6%
Bayerische Hypo-und Vereinsbank, 1.90%,
 Due 6/19/02                              $  395,193  $   395,193
Credit Agricole Bank, 1.75%, Due
 05/07/02                                    395,193      395,193
Fleet National Bank, 1.88%, Due 06/03/02     304,018      304,018
Merrill Lynch Bank & Co., 1.91%, Due
 11/26/02                                    197,597      197,597
Merrimac MM                                  729,916      729,916
US Bank, 1.89%, Due 11/06/02                 197,597      197,597
                                                      -----------

TOTAL SECURITY LENDING COLLATERAL (identified cost
  $2,219,514)                                           2,219,514

DLB STEWART IVORY EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

                                           PRINCIPAL
                                              AMOUNT        VALUE

REPURCHASE AGREEMENTS - 1.6%
Investors Bank & Trust Repurchase
 Agreement, 0.95%, dated 04/30/02,
 $459,418 due on 05/01/02 (secured by
 Federal Government Agency, 6.625%, due
 on 12/20/23, with value of $482,376),
 at cost                                     459,406      459,406
                                                      -----------

TOTAL INVESTMENTS (identified cost, $29,639,748)       31,025,419

Other assets, less liabilities - (5.9%)                (1,723,365)
                                                      -----------

NET ASSETS - 100%                                     $29,302,054
                                                      ===========

144A SEC Rule 144A Restriction
ADR  American Depository Receipt
GDR  Global Depository Receipt
(*)  Non-income producing security
(+)  Denotes all or a portion of security on loan

See notes to financial statements.

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------

                BONDS - 96.1%

  S&P/MOODY'S                                        PRINCIPAL
  BOND RATING                               ISSUER      AMOUNT        VALUE

               RESIDENTIAL MORTGAGE BACKED - 31.2%
    AAA        Federal Home Loan Mortgage
                Corporation, 6.00%, 2028            $1,023,667  $ 1,015,662

    AAA        Federal Home Loan Mortgage
                Corporation, 6.50%, 2031               274,127      277,638

    AAA        Federal Home Loan Mortgage
                Corporation, 7.50%, 2023                88,862       93,555

    AAA        Federal Home Loan Mortgage
                Corporation, 7.50%, 2031               577,733      603,188

    AAA        Federal National Mortgage
                Association, 5.50%, 2017               134,299      133,376

    AAA        Federal National Mortgage
                Association, 5.50%, 2032               134,742      129,141

    AAA        Federal National Mortgage
                Association, 5.75%, 2008               175,000      180,961

    AAA        Federal National Mortgage
                Association, 6.00%, 2011               227,997      233,387

    AAA        Federal National Mortgage
                Association, 6.50%, 2028               550,919      558,665

    AAA        Federal National Mortgage
                Association, 6.50%, 2029               537,782      545,176

    AAA        Federal National Mortgage
                Association, 6.50%, 2031               256,214      259,255

    AAA        Federal National Mortgage
                Association, 6.625%, 2007              200,000      215,782

    AAA        Federal National Mortgage
                Association, 7.00%, 2029                14,941       15,413

    AAA        Federal National Mortgage
                Association, 7.00%, 2030               336,200      346,811

    AAA        Federal National Mortgage
                Association, 7.50%, 2029               352,276      368,347

    AAA        Government National Mortgage
                Association, 6.00%, 2011               201,041      205,751

    AAA        Government National Mortgage
                Association, 6.00%, 2029 (#)           284,084      282,130

    AAA        Government National Mortgage
                Association, 6.00%, 2032               174,619      172,709

    AAA        Government National Mortgage
                Association, 6.50%, 2031               441,240      446,893

    AAA        Government National Mortgage
                Association, 6.50%, 2031                74,269       75,220

    AAA        Government National Mortgage
                Association, 7.00%, 2024                35,960       37,343

    AAA        Government National Mortgage
                Association, 7.00%, 2029               629,535      650,190

    AAA        Government National Mortgage
                Association, 7.50%, 2011               205,623      218,795

    AAA        Government National Mortgage
                Association, 7.50%, 2011               103,273      109,889

    AAA        Government National Mortgage
                Association, 7.50%, 2023               131,330      138,922

    AAA        Government National Mortgage
                Association, 8.00%, 2009               100,903      107,020

    AAA        Government National Mortgage
                Association, 8.00%, 2026                10,832       11,536

    AAA        Government National Mortgage
                Association, 8.00%, 2026                83,790       89,236

    AAA        Government National Mortgage
                Association, 8.50%, 2030               116,305      124,263

    AAA        Residential Accredit Loans, Inc.
                2000-QS8 A4, 8.00%, 2030               125,000      133,293

    AAA        Residential Funding Mortgage
                Securities I 1998-S12 A8,
                6.75%, 2028                            200,000      203,562

    AAA        Vendee Mortgage Trust 1992-1 2Z,
                7.75%, 2022                             85,500       89,775
                                                                -----------
                                                                  8,072,884
                                                                -----------
               INDUSTRIAL - 26.5%
    BBB        Albertson's, Inc., 7.50%, 2011          200,000      213,478

    BBB        Amerada Hess Corporation, 7.125%,
                2033                                    80,000       78,106

     A         Anheuser-Busch Companies, Inc.,
                6.00%, 2011                            130,000      131,403

    BBB        AOL Time Warner, Inc., 6.875%, 2012      75,000       71,263

    BBB        AOL Time Warner, Inc., 7.625%, 2031     150,000      139,848

     A         Apache Corporation, 6.25%, 2012          85,000       85,088

    BBB        Aramark Services, Inc., 8.15%, 2005      40,000       41,536

     A         Avery-Dennison Corporation MTN,
                6.76%, 2005                            125,000      132,831

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

  S&P/MOODY'S                                       PRINCIPAL
  BOND RATING                           ISSUER      AMOUNT        VALUE

                               INDUSTRIAL - CONTINUED
    BBB        Avnet, Inc., 8.20%, 2003             $  175,000  $   179,077

     A         Brascan Corporation, 8.125%, 2008        70,000       71,113

     A         Cardinal Health, Inc., 6.75%, 2011      150,000      156,877

    BBB        Comcast Cable Communications,
                6.375%, 2006                           130,000      129,487

    BBB        Conoco, Inc., 6.95%, 2029                90,000       91,118

    BBB        Consolidated Natural Gas Company,
                6.25%, 2011 (+)                         60,000       58,733

    BBB        Cytec Industries, Inc., 6.75%, 2008     130,000      121,783

    BBB        Daimler-Chrysler NA Holding
                Corporation, 6.40%, 2006               130,000      132,939

    BBB        Daimler-Chrysler NA Holding
                Corporation, 6.90%, 2004               100,000      104,077

     A         Ecolab, Inc., 6.875%, 2011              120,000      117,278

    AA         Eli Lilly & Company, 5.50%, 2006        125,000      127,936

    BBB        Enterprise Products Partners L.P.,
                7.50%, 2011                            125,000      127,813

    BBB        Ford Motor Company, 7.45%, 2031         145,000      136,979

    BBB        Ford Motor Credit Company, 7.60%,
                2005                                   250,000      259,198

    BBB        Fred Meyer, Inc., 7.45%, 2008           140,000      149,199

     A         Gannett Company, Inc., 4.95%, 2005      150,000      150,579

    BBB        General Motors Acceptance
                Corporation, 7.75%, 2010               325,000      344,074

    BBB        Georgia-Pacific, 9.95%, 2002            175,000      175,989

     A         Hershey Foods Corporation, 7.20%,
                2027                                   110,000      119,364

    BBB        Humana, Inc., 7.25%, 2006               100,000      102,125

    BBB        Ingersoll-Rand Company, 5.80%, 2004     100,000      102,758

    AAA        Interpublic Group Companies, Inc.,
                7.875%, 2005                           175,000      185,008

    BBB        Kellogg Company Series B, 5.50%,
                2003                                   160,000      163,202

    BBB        Kerr-McGee Corporation, 5.375%,
                2005                                    90,000       90,722

     A         Kimco Realty Corporation, 7.86%,
                2007                                   160,000      168,416

     A         Kraft Foods, Inc., 6.50%, 2031           30,000       29,016

    BBB        Lockheed Martin Corporation, 8.50%,
                2029                                    85,000      100,972

    AA         Marsh & McLennan Companies, Inc.
                144A, 6.25%, 2012                       45,000       45,668

    BBB        Masco Corporation, 6.75%, 2006          130,000      134,606

    BBB        Mohawk Industries, Inc. 144A,
                7.20%, 2012                             45,000       46,362

    BBB        ProLogis Trust, 7.00%, 2003              25,000       25,772

    BBB        Raytheon Company, 7.90%, 2003            70,000       72,069

    BBB        Safeway, Inc., 6.05%, 2003              175,000      181,444

    BBB        Scholastic Corporation, 5.75%, 2007     125,000      124,143

    BBB        Simon Property Group L.P., 6.625%,
                2003                                    35,000       35,922

     A         Sony Capital Corporation 144A,
                4.95%, 2006 (+)                         65,000       63,665

    BBB        Southern Natural Gas Company,
                7.35%, 2031                             80,000       76,162

    BBB        Sunoco, Inc., 6.75%, 2011                60,000       59,415

    BBB        SuperValu, Inc., 7.625%, 2004            60,000       61,997

     A         Target Corporation, 5.50%, 2007         110,000      111,632

     A         Telecommunications, Inc., 9.80%,
                2012                                   170,000      191,049

     A         The Coca-Cola Company, 4.00%, 2005
                (+)                                    290,000      290,165

    BBB        Tosco Corporation, 7.25%, 2007          150,000      160,313

     A         Tyco International Group SA,
                6.375%, 2006                           160,000      134,800

    BBB        Union Oil Company of California,
                6.375%, 2004                            65,000       66,909

     A         United Technologies Corporation,
                6.35%, 2011 (+)                        135,000      138,680

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

  S&P/MOODY'S                                       PRINCIPAL
  BOND RATING                           ISSUER      AMOUNT        VALUE

                               INDUSTRIAL - CONTINUED
    BBB        Visteon Corporation, 8.25%, 2010     $   90,000  $    94,659

    BBB        Weyerhaeuser Company 144A, 5.50%,
                2005                                   100,000      101,207

    BBB        Weyerhaueser Company, 6.00%, 2006        60,000       60,321
                                                                -----------
                                                                  6,866,345
                                                                -----------
               U.S. GOVERNMENT - 10.8%
    AAA        U.S. Treasury Bond, 5.50%, 2028 (+)   1,000,000      967,340

    AAA        U.S. Treasury Bond, 6.125%, 2029 (+)    540,000      568,771

    AAA        U.S. Treasury Bond, 6.25%, 2023         350,000      371,602

    AAA        U.S. Treasury Note, 5.00%, 2011 (+)     335,000      333,010

    AAA        U.S. Treasury Note, 5.50%, 2003         375,000      384,551

    AAA        U.S. Treasury Note, 6.50%, 2006         150,000      162,609
                                                                -----------
                                                                  2,787,883
                                                                -----------
               ASSET BACKED - 4.6%
    AAA        Conseco Finance Securitizations
                Corporation 2001-1 A4,
                6.21%, 2032                             95,000       97,583

    AAA        Ford Credit Auto Owner Trust 2002-B
                A3A, 4.14%, 2005                       145,000      146,544

    AAA        MBNA Master Credit Card Trust
                1999-B A, 5.90%, 2011                  125,000      128,386

    AAA        MMCA Automobile Trust 2002-1 A3,
                4.15%, 2006                            175,000      177,544

    AAA        National City Auto Receivables
                Trust 2002-A A3, 4.04%, 2006           325,000      327,775

    AAA        Norwest Asset Securities
                Corporation 1997-19 A8, 7.25%,
                2027                                   124,988      128,777

    AAA        Oakwood Mortgage Investors, Inc.
                2001-C A2, 5.92%, 2017                 190,000      196,150
                                                                -----------
                                                                  1,202,759
                                                                -----------
               COMMERCIAL MORTGAGE BACKED - 4.6%
    AAA        Chase Commercial Mortgage
                Securities Corporation 1996-1 A2,
                7.60%, 2006                            150,000      162,700

    AAA        CS First Boston Mortgage Securities
                Corporation 1997-C2 A2, 6.52%,
                2007                                   175,000      183,577

    AAA        GE Capital Commercial Mortgage
                Corporation 2002-1A A1, 5.033%,
                2035                                   250,000      253,139

    AAA        J. P. Morgan Commercial Mortgage
                Finance Corporation 1999-C7 A2,
                6.507%, 2035                           400,000      417,463

    AAA        Salomon Brothers Mortgage
                Securities VII 2001-MMA A1,
                5.323%, 2034                           160,663      164,043
                                                                -----------
                                                                  1,180,922
                                                                -----------
               INTERNATIONAL - 4.3%
    BBB        Canadian National Railway Company,
                6.375%, 2011                           120,000      120,688

     A         Hellenic Republic, 6.95%, 2008          150,000      161,391

    BBB        Oslo Seismic Services, Inc., 8.28%,
                2011                                   345,226      374,892

    BBB        Petroleum Geo Services ASA, 7.50%,
                2007                                   100,000       93,165

     A         Province of Quebec, 7.50%, 2029         135,000      150,318

     A         Telephonica Europe BV, 7.35%, 2005
                (+)                                    200,000      212,706
                                                                -----------
                                                                  1,113,160
                                                                -----------

DLB FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------


  S&P/MOODY'S                                       PRINCIPAL
  BOND RATING                           ISSUER      AMOUNT        VALUE

               FINANCIAL SERVICES - 4.1%
     A        Boeing Capital Corporation, 7.10%,
                2005                                $  170,000  $   179,595

     A        CIT Group Holdings, Inc., 7.50%,
                2003                                    70,000       70,805

     A        CIT Group Holdings, Inc., 7.625%,
                2005                                    35,000       35,219

     A        CIT Group Holdings, Inc. MTN,
                6.15%, 2002                             30,000       30,315

     A        CIT Group, Inc., 7.375%, 2007            60,000       58,929

     A        Countrywide Home Loans, Inc.,
                5.50%, 2007                            110,000      109,523

    BBB       GATX Financial Corporation MTN
                Series D, 6.875%, 2006                 150,000      138,082

    AAA       General Electric Capital
                Corporation MTN Series A,
                5.875%, 2012                           110,000      108,128

    AA         Merrill Lynch & Company, Inc. MTN
                Series B, 4.54%, 2005                  200,000      200,712

     A         Sears Roebuck Acceptance
                Corporation, 6.50%, 2028                40,000       36,700

     A         Textron Financial Corporation MTN
                Series E, 5.95%, 2004                   95,000       96,530
                                                                -----------
                                                                  1,064,538
                                                                -----------
               TELEPHONE UTILITIES - 3.0%
    BBB        AT&T Corporation, 5.625%, 2004           65,000       64,373

    BBB        AT&T Wireless Services, Inc.,
                7.50%, 2007                             30,000       29,853

    BBB        Cox Communications, Inc., 7.75%,
                2010                                   160,000      162,400

    BBB        Qwest Communications International,
                Inc., 7.50%, 2008                      250,000      185,000

    BBB        Qwest Corporation 144A, 8.875%,
                2012 (+)                                50,000       48,652

    BBB        Sprint Capital Corporation 144A,
                8.375%, 2012                            50,000       49,269

     A         Verizon Global Funding Corporation,
                7.75%, 2030                             75,000       73,658

    BB         WorldCom, Inc., 6.50%, 2004              65,000       39,000

    BB         WorldCom, Inc., 8.25%, 2031             300,000      132,000
                                                                -----------
                                                                    784,205
                                                                -----------
               ELECTRIC UTILITIES - 3.0%
     A         Consolidated Edison, Inc., 6.15%,
                2008                                   200,000      200,516

    BBB        Dominion Resources, Inc., 7.82%,
                2004                                   140,000      148,896

     A         Duke Capital Corporation, 6.75%,
                2032 (+)                                75,000       72,353

     A         KeySpan Gas East Corporation,
                6.90%, 2008                            150,000      158,848

     A         National Rural Utilities
                Cooperative Finance Corporation
                MTN Series C, 8.00%, 2032              105,000      112,818

    BBB        Progress Energy, Inc., 6.55%, 2004       75,000       77,696
                                                                -----------
                                                                    771,127
                                                                -----------
               BANKS - 3.0%
     A         Bank of America Corporation, 5.25%,
                2007                                    50,000       49,927

     A         Bank of America Corporation,
                6.625%, 2004                            85,000       89,807

     A         Household Finance Corporation,
                6.375%, 2011 (+)                       225,000      218,448

     A         SunTrust Banks, Inc., 6.00%, 2026       275,000      281,845

     A         Wells Fargo & Company, 5.125%, 2007     130,000      129,291
                                                                -----------
                                                                    769,318
                                                                -----------

DLB FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

  S&P/MOODY'S                                       PRINCIPAL
  BOND RATING                           ISSUER      AMOUNT        VALUE

               TRANSPORTATION - 1.0%
    AA         Continental Airlines, Inc., 8.048%,
                2020                                $  144,122  $   146,040

    BBB        Norfolk Southern Corporation,
                7.25%, 2031                            125,000      126,961
                                                                -----------
                                                                    273,001
                                                                -----------

               TOTAL BONDS (identified cost $24,794,145)         24,886,142

               SECURITY LENDING COLLATERAL - 10.1%
               Bayerische Hypo-und Vereinsbank,
                 1.90%, Due 6/19/02                    465,937      465,937
               Credit Agricole Bank, 1.75%, Due
                 05/07/02                              465,937      465,937
               Fleet National Bank, 1.88%, Due
                 06/03/02                              540,418      540,418
               Merrill Lynch Bank & Co., 1.91%,
                 Due 11/26/02                          232,969      232,969
               Merrimac MM                             678,600      678,600
               US Bank, 1.89%, Due 11/06/02            232,969      232,969
                                                                -----------

               TOTAL SECURITY LENDING COLLATERAL (identified
                 cost $2,616,830)                                 2,616,830

               REPURCHASE AGREEMENTS - 4.0%
               Investors Bank & Trust Repurchase
                Agreement, 0.95%, dated 04/30/02,
                $1,029,140 due on 05/01/02
                (secured with Federal Government
                Agency, 6.271%, due on 10/01/22,
                with value of $1,080,594), at cost   1,029,113    1,029,113
                                                                -----------

               TOTAL INVESTMENTS (identified cost,$28,440,088)   28,532,085

               Other assets, less liabilities - (10.2%)          (2,644,335)
                                                                -----------

               NET ASSETS - 100.0%                              $25,887,750
                                                                ===========


                    144A SEC Rule 144A Restriction
                    (+) Denotes all or a portion of security on loan (#) Delayed delivery contract


              See notes to financial statements.

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------

                 BONDS - 93.3%

  S&P/MOODY'S                                        PRINCIPAL
  BOND RATING                               ISSUER      AMOUNT        VALUE

               AIRLINES - 0.9%
    BA3        Delta Air Lines, Inc., 7.90%, 2009   $  250,000  $   236,250
                                                                -----------
               AUTOMOTIVE & INDUSTRIAL - 1.6%
    B1         American Axle & Manufacturing,
                Inc., 9.75%, 2009                      150,000      161,625

    BA3        Dana Corporation 144A, 10.125%,
                2010                                   250,000      267,500
                                                                -----------
                                                                    429,125
                                                                -----------
    B3         BEVERAGES, FOOD & TOBACCO - 4.7%
               B&G Foods, Inc. 144A, 9.625%, 2007      250,000      257,500

    BA2        Constellation Brands, Inc., 8.00%,
                2008                                   250,000      253,750

    B3         Domino's, Inc., 10.375%, 2009           250,000      271,250

    BA3        Land O' Lakes, Inc. 144A, 8.75%,
                2011                                   250,000      233,750

    BA2        Smithfield Foods, Inc. Series B,
                8.00%, 2009                            250,000      253,750
                                                                -----------
                                                                  1,270,000
                                                                -----------
               BROADCASTING - 9.7%
    B2         Adelphia Communications
                Corporation, 9.375%, 2009              250,000      203,750

    BA1        British Sky Broadcasting Group,
                6.875%, 2009                           500,000      473,361

    BA1        Chancellor Media Corporation,
                8.00%, 2008                            250,000      256,250

    B2         Charter Communications Holdings,
                10.75%, 2009                           500,000      490,000

    B3         Charter Communications, Inc.,
                4.75%, 2006                            125,000       89,778

    BA1        CSC Holdings, Inc., 7.625%, 2011        250,000      235,026

    BA2        CSC Holdings, Inc. Series B,
                8.125%, 2009                           250,000      243,035

   CAA1        Echostar Communications
                Corporation, 4.875%, 2007              250,000      221,528

   CAA1        Mediacom Communications
                Corporation, 5.25%, 2006               185,000      138,940

    B2         Mediacom LLC/Capital Corporation,
                8.50%, 2008                            250,000      246,250
                                                                -----------
                                                                  2,597,918
                                                                -----------
               BUILDING & REAL ESTATE - 1.9%
    B1         Intrawest Corporation, 9.75%, 2008      500,000      515,000
                                                                -----------
               CARGO TRANSPORT - 1.0%
    BA2        Kansas City Southern Railway,
                9.50%, 2008                            250,000      270,000
                                                                -----------
               CHEMICALS & PLASTICS - 1.0%
    B2         Avecia Group PLC, 11.00%, 2009          250,000      260,000
                                                                -----------
               COAL - 2.0%
    B1         Peabody Energy Corporation, 9.625%,
                2008                                   500,000      532,515
                                                                -----------
               COMMERCIAL SERVICES - 6.2%
    BA3        Allied Waste North America Series
                B, 7.875%, 2009                        250,000      245,000

   BAA1        Cendant Corporation, 6.875%, 2006       250,000      245,138

    B2         Coinmach Corporation 144A, 9.00%,
                2010                                   200,000      204,000

   CAA1        Outsourcing Solutions, Inc. Series
                B, 11.00%, 2006                        250,000      216,875

   BAA2        Sabre Holdings Corporation, 7.35%,
                2011                                   250,000      244,261

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

  S&P/MOODY'S                                       PRINCIPAL
  BOND RATING                           ISSUER      AMOUNT        VALUE

                               COMMERCIAL SERVICES - CONTINUED
    B1         Service Corporation International,
                6.875%, 2007                        $  300,000  $   265,500

    B2         United Rentals, Inc. Series B,
                8.80%, 2008 (+)                        250,000      251,250
                                                                -----------
                                                                  1,672,024
                                                                -----------
               COMMUNICATIONS - 0.6%
    B2         Block Communications, Inc. 144A,
                9.25%, 2009                            150,000      156,000
                                                                -----------
               COMPUTER & DATA PROCESSING SERVICES - 2.1%
    B3         American Business Information,
                Inc., 9.50%, 2008                      125,000      123,750

    BA1        Unisys Corporation, 7.875%, 2008
                (+)                                    430,000      430,000
                                                                -----------
                                                                    553,750
                                                                -----------
               CONSUMER PRODUCTS - 1.8%
    BA1        American Greetings Corporation,
                6.10%, 2028                            250,000      218,750

    BA3        American Greetings Corporation,
                11.75%, 2008 (+)                       250,000      268,750
                                                                -----------
                                                                    487,500
                                                                -----------
               CONTAINERS, PACKAGING & GLASS - 4.8%
    B3         AEP Industries, Inc., 9.875%, 2007      250,000      255,000

    B1         Ball Corporation, 8.25%, 2008           250,000      260,938

   CAA3        LLS Corporation, 11.625%, 2009 (*)      250,000       25,000

    BA2        Packaging Corporation of America,
                9.625%, 2009                           450,000      495,000

    B3         Tekni-Plex, Inc., 12.75%, 2010          250,000      260,000
                                                                -----------
                                                                  1,295,938
                                                                -----------
               DIVERSIFIED/CONGLOMERATE MANUFACTURING - 1.3%
    B2         Elgin National Industries, 11.00%,
                2007                                   125,000      106,250

    B2         Unifrax Investments Corporation,
                10.50%, 2003 (+)                       250,000      250,000
                                                                -----------
                                                                    356,250
                                                                -----------
               DIVERSIFIED/CONGLOMERATE SERVICES - 5.0%
    BA1        Briggs & Stratton Corporation,
                8.875%, 2011                            65,000       68,250

    B2         Buhrmann US, Inc., 12.25%, 2009         250,000      268,750

    B2         Iron Mountain, Inc., 8.625%, 2013       400,000      416,000

    B3         Williams Scotsman, Inc., 9.875%,
                2007                                   300,000      305,250

    B3         Worldwide Flight Services, 12.25%,
                2007                                   250,000      272,500
                                                                -----------
                                                                  1,330,750
                                                                -----------
               ELECTRONICS - 4.5%
    B1         Amkor Technology, Inc., 9.25%, 2008     250,000      253,750

   BAA1        Avnet, Inc., 8.00%, 2006                250,000      247,118

    NR         BEA Systems, Inc., 4.00%, 2006          125,000      102,335

    NR         Conexant Systems, Inc., 4.00%, 2007     245,000      158,195

    NR         FEI Company, 5.50%, 2008                110,000       97,420

    NR         FEI Company 144A, 5.50%, 2008            75,000       66,423

    BA2        Sanmina Corporation 144A, 0.00%,
                2020 (+)                               290,000      105,514

    BA1        SCI Systems, Inc., 3.00%, 2007          250,000      188,430
                                                                -----------
                                                                  1,219,185
                                                                -----------

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

  S&P/MOODY'S                                       PRINCIPAL
  BOND RATING                           ISSUER      AMOUNT        VALUE

    NR         ELECTRONICS/SEMICONDUCTORS - 0.5%
               Cymer, Inc. 144A, 3.50%, 2009        $  125,000  $   142,969
                                                                -----------
               ENTERTAINMENT & LEISURE - 0.9%
    B2         Bally Total Fitness Holding
                Corporation Series D, 9.875%, 2007     250,000      250,000
                                                                -----------
               HEALTHCARE, EDUCATION & CHILDCARE - 3.8%
    BA3        Bergen Brunswig Corporation Cl. A,
                7.25%, 2005                            250,000      255,151

    BA1        Healthsouth Corporation, 7.375%,
                2006                                   500,000      501,177

    BA1        Quest Diagnostics, Inc., 7.50%,
                2011                                   250,000      261,450
                                                                -----------
                                                                  1,017,778
                                                                -----------
               HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.5%
    B3         Associated Materials, Inc. 144A,
                9.75%, 2012                            125,000      128,125
                                                                -----------
    B2         HOTELS, MOTELS, INNS & GAMING - 9.7%
               Argosy Gaming Company, 9.00%, 2011      250,000      263,750

    B2         Horseshoe Gaming Holding
                Corporation, 8.625%, 2009              400,000      414,000

    B2         Isle of Capri Casinos, Inc. 144A,
                9.00%, 2012                            125,000      128,125

    BA2        Mandalay Resort Group, 9.50%, 2008      250,000      275,625

   BAA3        MGM Mirage, Inc., 8.50%, 2010           500,000      530,616

    BA3        Mohegan Tribal Gaming, 8.75%, 2009      400,000      412,000

    BA1        Park Place Entertainment
                Corporation, 7.50%, 2009               250,000      245,846

    BA1        Park Place Entertainment
                Corporation, 7.875%, 2005              340,000      344,250
                                                                -----------
                                                                  2,614,212
                                                                -----------
               INDUSTRIAL - 2.4%
   BAA3        Airgas, Inc., 7.75%, 2006               200,000      203,237

    BA2        Airgas, Inc., 9.125%, 2011              100,000      106,750

   BAA3        Aramark Services, Inc., 7.00%, 2006     175,000      172,430

    BBB        Aramark Services, Inc., 8.15%, 2005     100,000      103,650

    B2         Johnsondiversey, Inc. 144A, 9.625%,
                2012                                    65,000       65,000
                                                                -----------
                                                                    651,067
                                                                -----------
               LEISURE, AMUSEMENT & ENTERTAINMENT - 5.5%
    BA3        Hasbro, Inc., 7.95%, 2003               250,000      253,750

   CAA2        Imax Corporation, 7.875%, 2005          250,000      187,500

    BA1        International Game Technology,
                8.375%, 2009                           500,000      530,000

    B1         Lodgenet Entertainment, 10.25%,
                2006                                   500,000      512,500
                                                                -----------
                                                                  1,483,750
                                                                -----------
               MANUFACTURING - 1.5%
    B3         Great Lakes Dredge & Dock
                Corporation, 11.25%, 2008              200,000      213,000

   CAA2        Samsonite Corporation, 10.75%, 2008     250,000      200,000
                                                                -----------
                                                                    413,000
                                                                -----------
               MEDIA - BROADCASTING & PUBLISHING - 1.2%
    B3         Mail-Well, Inc. Series B, 8.75%,
                2008                                   375,000      333,750
                                                                -----------
               MINING/STEEL/IRON - 0.2%
    B3         Better Minerals & Aggregates
                Company, 13.00%, 2009                   55,000       57,475
                                                                -----------

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

  S&P/MOODY'S                                       PRINCIPAL
  BOND RATING                           ISSUER      AMOUNT        VALUE

               OIL & GAS - 6.8%
    B2         Chesapeake Energy Corporation 144A,
                8.125%, 2011                        $  250,000  $   251,250

    BA3        Cross Timbers Oil Company, 9.25%,
                2007                                   500,000      525,000

    B1         El Paso Energy Partners, L.P.,
                8.50%, 2011                            255,000      262,650

    B2         Magnum Hunter Resources, Inc. 144A,
                9.60%, 2012                            250,000      262,500

   BAA3        Petroleum Geo-Services ASA, 6.625%,
                2008                                   200,000      169,628

    BA3        Westport Resources Corporation,
                8.25%, 2011 (+)                        100,000      103,000

    BA2        XTO Energy, Inc., 7.50%, 2012           250,000      251,563
                                                                -----------
                                                                  1,825,591
                                                                -----------
               PHARMACEUTICALS - 0.3%
    NR         Invitrogen Corporation , 2.25%,
                2006                                   100,000       78,208
                                                                -----------
               RETAILERS - 1.2%
   CAA3        Rite Aid Corporation 144A, 4.75%,
                2006                                   100,000       76,843

    B1         Saks, Inc., 7.50%, 2010                 250,000      237,500
                                                                -----------
                                                                    314,343
                                                                -----------
               TECHNOLOGY - 2.4%
    B3         Cooperative Computing, Inc., 9.00%,
                2008                                   550,000      379,500

    A3         Corning, Inc., 0.00%, 2015              155,000       77,629

   CAA1        Lucent Technologies Capital Trust I
                144A, Preferred Stock, 7.75%, 2017
                (**)                                       200      190,786
                                                                -----------
                                                                    647,915
                                                                -----------
               TELECOMMUNICATIONS - 3.0%
   BAA2        AT&T Wireless Services, Inc.,
                7.875%, 2011                           250,000      246,472

    B3         Commscope, Inc., 4.00%, 2006             50,000       38,954

    B3         Crown Castle International
                Corporation, 9.375%, 2011 (+)          200,000      173,000

    B2         ITC DeltaCom, Inc., 9.75%, 2008 (+)     250,000       70,000

    B1         Nextel Communications, Inc., 5.25%,
                2010                                   535,000      284,994
                                                                -----------
                                                                    813,420
                                                                -----------
               TELEPHONE UTILITIES - 0.9%
    BBB        Qwest Corporation 144A, 8.875%,
                2012 (+)                               250,000      243,258
                                                                -----------
               TEXTILES & LEATHER - 1.0%
    B3         St. John Knits International, Inc.,
                12.50%, 2009                           250,000      266,250
                                                                -----------
               UTILITIES - 2.4%
    BA1        AES Corporation, 9.375%, 2010           250,000      207,500

   BAA3        Calpine Corporation, 7.75%, 2009        250,000      213,750

   BAA3        Calpine Corporation, 8.50%, 2011
                (+)                                    250,000      213,750
                                                                -----------
                                                                    635,000
                                                                -----------

               TOTAL BONDS (identified cost $24,968,143)         25,098,316

DLB HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONTINUED
APRIL 30, 2002
--------------------------------------------------------------------------------

               SECURITY LENDING COLLATERAL - 7.4%
               Bayerische Hypo-und Vereinsbank,
                1.90%, Due 6/19/02                  $  352,027  $   352,027
               Credit Agricole Bank, 1.75%, Due
                05/07/02                               352,027      352,027
               Fleet National Bank, 1.88%, Due
                06/03/02                               543,737      543,737
               Merrill Lynch Bank & Co., 1.91%,
                Due 11/26/02                           176,014      176,014
               Merrimac MM                             377,261      377,261
               US Bank, 1.89%, Due 11/06/02            176,014      176,014
                                                                -----------

               TOTAL SECURITY LENDING COLLATERAL (identified
                 cost $1,977,080)                                 1,977,080
               REPURCHASE AGREEMENTS - 4.3%
               Investors Bank & Trust Repurchase
                Agreement, 0.95%, dated 04/30/02,
                $1,149,577 due on 05/01/02
                (secured by Federal Government
                Agency, 6.078%, due on 06/01/29,
                with value of $1,207,181), at cost   1,149,546    1,149,546
                                                                -----------

               TOTAL INVESTMENTS (identified cost,$28,094,769)   28,224,942

               Other assets, less liabilities - (5.0%)           (1,338,904)
                                                                -----------

               NET ASSETS - 100.0%                              $26,886,038
                                                                ===========

                    144A SEC Rule 144A Restriction
                    (+) Denotes all or a portion of security on loan (*) Defaulted security
                    (**) Non-income producing security

              See notes to financial statements.

                 (This page has been left blank intentionally.)

THE DLB FUND GROUP

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------

                                                       Enhanced     Enhanced
                               Core                      Index        Index
                              Growth        Value     Core Equity    Growth
                               Fund         Fund         Fund         Fund
                           ------------  -----------  -----------  -----------

ASSETS:
Investments:
  Investments at cost      $136,476,272  $52,143,955  $31,668,841  $22,768,162
  Net unrealized
    appreciation
    (depreciation)          (13,353,653)  11,855,259   (1,373,746)  (2,813,220)
  Repurchase agreements,
    at value (a)              1,679,239    4,586,273       55,425       35,532
                           ------------  -----------  -----------  -----------
    Total investments at
      value (b)             124,801,858   68,585,487   30,350,520   19,990,474
Foreign cash, at value
  (c)                                --           --           --           --
Receivable for
  investments sold                   --           --    2,418,658           --
Receivable for fund
  shares sold                    75,389      123,802          824          100
Dividends receivable             43,134       54,495       23,384        6,283
Interest receivable               2,806          637          187          126
                           ------------  -----------  -----------  -----------
                            124,923,187   68,764,421   32,793,573   19,996,983
                           ------------  -----------  -----------  -----------
LIABILITIES:
Payable for investments
  purchased                          --           --    2,338,900           --
Payable for fund shares
  redeemed                           --      130,874           --           --
Collateral for securities
  on loan                     9,278,500    4,015,935    1,394,065    1,046,934
Payable for when-issued
  securities                         --           --           --           --
Accrued management fees          61,498       33,104        4,861          460
Accrued expenses                 34,784       32,435       28,660       34,191
                           ------------  -----------  -----------  -----------
                              9,374,782    4,212,348    3,766,486    1,081,585
                           ------------  -----------  -----------  -----------
NET ASSETS                 $115,548,405  $64,552,073  $29,027,087  $18,915,398
                           ============  ===========  ===========  ===========
NET ASSETS CONSIST OF:
  Paid-in capital          $166,038,782  $58,053,694  $40,633,977  $25,150,704
  Unrealized appreciation
    (depreciation) of
    investments and
    translation of assets
    and liabilities in
    foreign currencies      (13,353,653)  11,855,259   (1,373,746)  (2,813,220)
  Accumulated
    undistributed net
    realized gain (loss)
    on investments and
    foreign currency
    transactions            (37,178,065)  (5,492,193) (10,295,909)  (3,412,355)
  Accumulated
    undistributed
    (distributions in
    excess of) net
    investment income
    (loss)                       41,341      135,313       62,765       (9,731)
                           ------------  -----------  -----------  -----------
    Total                  $115,548,405  $64,552,073  $29,027,087  $18,915,398
                           ============  ===========  ===========  ===========
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       13,738,235    4,308,616    3,071,366    2,518,024
                           ============  ===========  ===========  ===========
NET ASSET VALUE, OFFERING
  PRICE, AND REDEMPTION
  PRICE PER SHARE (NET
  ASSETS/SHARES OF
  BENEFICIAL INTEREST
  OUTSTANDING)             $       8.41  $     14.98  $      9.45  $      7.51
                           ============  ===========  ===========  ===========
------------------------------------------------------------------------------
(a) Cost of repurchase
  agreements:              $  1,679,239  $ 4,586,273  $    55,425  $    35,532
(b) Including securities
  on loan with market
  values of:                  8,976,903    3,910,361    1,330,291      993,391
(c) Cost of cash
  denominated in foreign
  currencies:                        --           --           --           --


See notes to financial statements.

--------------------------------------------------------------------------------

                            Enhanced                     Small
                              Index                  Capitalization  Small Company  Stewart Ivory   Stewart Ivory
                              Value     Technology       Value       Opportunities  International  Emerging Markets  Fixed Income
                              Fund         Fund           Fund           Fund           Fund             Fund            Fund
                           -----------  -----------  --------------  -------------  -------------  ----------------  ------------
ASSETS:
Investments:
  Investments at cost      $26,276,829  $16,435,968   $76,642,775    $325,077,635    $17,306,325     $29,180,342     $27,410,975
  Net unrealized
    appreciation
    (depreciation)             563,500   (6,103,705)   10,300,557      48,521,756        197,323       1,385,671          91,997
  Repurchase agreements,
    at value (a)               177,781      282,409     2,769,972      58,278,039      1,298,837         459,406       1,029,113
                           -----------  -----------   -----------    ------------    -----------     -----------     -----------
    Total investments at
      value (b)             27,018,110   10,614,672    89,713,304     431,877,430     18,802,485      31,025,419      28,532,085
Foreign cash, at value
  (c)                               --           --            --              --          8,831         377,368              --
Receivable for
  investments sold           2,696,082           --        14,122         521,597             --         117,889              --
Receivable for fund
  shares sold                   34,977           --            --         879,195          5,909              --              --
Dividends receivable            29,253          534        17,185         221,445         89,127         125,059              --
Interest receivable                167          151         5,952          11,116            533             492         280,148
                           -----------  -----------   -----------    ------------    -----------     -----------     -----------
                            29,778,589   10,615,357    89,750,563     433,510,783     18,906,885      31,646,227      28,812,233
                           -----------  -----------   -----------    ------------    -----------     -----------     -----------
LIABILITIES:
Payable for investments
  purchased                  2,823,310           --     2,379,642       1,914,784        258,628          67,270              --
Payable for fund shares
  redeemed                          --           --        27,994              --          6,881              --              --
Collateral for securities
  on loan                    1,030,542      631,120    11,032,916      19,810,399      1,108,895       2,219,514       2,616,830
Payable for when-issued
  securities                        --           --            --              --             --              --         281,392
Accrued management fees          3,328        1,646        41,132         343,752          8,412          27,517              --
Accrued expenses                29,937       34,212        31,542          27,716         42,249          29,872          26,261
                           -----------  -----------   -----------    ------------    -----------     -----------     -----------
                             3,887,117      666,978    13,513,226      22,096,651      1,425,065       2,344,173       2,924,483
                           -----------  -----------   -----------    ------------    -----------     -----------     -----------
NET ASSETS                 $25,891,472  $ 9,948,379    76,237,337     411,414,132     17,481,820      29,302,054      25,887,750
                           ===========  ===========   ===========    ============    ===========     ===========     ===========
NET ASSETS CONSIST OF:
  Paid-in capital          $25,826,674  $25,080,096   $65,784,967    $358,073,384    $24,589,863     $29,424,977     $26,350,267
  Unrealized appreciation
    (depreciation) of
    investments and
    translation of assets
    and liabilities in
    foreign currencies         563,500   (6,103,705)   10,300,557      48,521,756        199,651       1,387,994          91,997
  Accumulated
    undistributed net
    realized gain (loss)
    on investments and
    foreign currency
    transactions              (594,389)  (8,961,250)       75,888       5,046,968     (7,306,044)     (1,570,439)       (542,771)
  Accumulated
    undistributed
    (distributions in
    excess of) net
    investment income
    (loss)                      95,687      (66,762)       75,925        (227,976)        (1,650)         59,522         (11,743)
                           -----------  -----------   -----------    ------------    -----------     -----------     -----------
    Total                  $25,891,472  $ 9,948,379   $76,237,337    $411,414,132    $17,481,820     $29,302,054     $25,887,750
                           ===========  ===========   ===========    ============    ===========     ===========     ===========
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       2,582,960    2,541,301     6,406,178      26,941,938      2,971,055       2,994,168       2,492,899
                           ===========  ===========   ===========    ============    ===========     ===========     ===========
NET ASSET VALUE, OFFERING
  PRICE, AND REDEMPTION
  PRICE PER SHARE (NET
  ASSETS/SHARES OF
  BENEFICIAL INTEREST
  OUTSTANDING)             $     10.02  $      3.91   $     11.90    $      15.27    $      5.88     $      9.79     $     10.38
                           ===========  ===========   ===========    ============    ===========     ===========     ===========
---------------------------------------------------------------------------------------------------------------------------------
(a) Cost of repurchase
  agreements:              $   177,781  $   282,409   $ 2,769,972    $ 58,278,039    $ 1,298,837     $   459,406     $ 1,029,113
(b) Including securities
  on loan with market
  values of:                   984,884      590,277    10,588,814      19,048,376      1,051,926       2,109,722       2,557,523
(c) Cost of cash
  denominated in foreign
  currencies:                       --           --            --              --          8,610         375,036              --



                           High Yield
                              Fund
                           -----------

ASSETS:
Investments:
  Investments at cost      $26,945,223
  Net unrealized
    appreciation
    (depreciation)             130,173
  Repurchase agreements,
    at value (a)             1,149,546
                           -----------
    Total investments at
      value (b)             28,224,942
Foreign cash, at value
  (c)                               --
Receivable for
  investments sold             359,037
Receivable for fund
  shares sold                       --
Dividends receivable                --
Interest receivable            574,503
                           -----------
                            29,158,482
                           -----------
LIABILITIES:
Payable for investments
  purchased                    264,036
Payable for fund shares
  redeemed                          --
Collateral for securities
  on loan                    1,977,080
Payable for when-issued
  securities                        --
Accrued management fees          5,919
Accrued expenses                25,409
                           -----------
                             2,272,444
                           -----------
NET ASSETS                  26,886,038
                           ===========
NET ASSETS CONSIST OF:
  Paid-in capital          $29,421,601
  Unrealized appreciation
    (depreciation) of
    investments and
    translation of assets
    and liabilities in
    foreign currencies         130,173
  Accumulated
    undistributed net
    realized gain (loss)
    on investments and
    foreign currency
    transactions            (2,509,882)
  Accumulated
    undistributed
    (distributions in
    excess of) net
    investment income
    (loss)                    (155,854)
                           -----------
    Total                  $26,886,038
                           ===========
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING       2,978,221
                           ===========
NET ASSET VALUE, OFFERING
  PRICE, AND REDEMPTION
  PRICE PER SHARE (NET
  ASSETS/SHARES OF
  BENEFICIAL INTEREST
  OUTSTANDING)             $      9.03
                           ===========
-------------------------
(a) Cost of repurchase
  agreements:              $ 1,149,546
(b) Including securities
  on loan with market
  values of:                 1,924,677
(c) Cost of cash
  denominated in foreign
  currencies:                       --

See notes to financial statements.

THE DLB FUND GROUP

STATEMENTS OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED APRIL 30, 2002
--------------------------------------------------------------------------------

                                                      Enhanced     Enhanced
                               Core                     Index        Index
                              Growth       Value     Core Equity    Growth
                               Fund         Fund        Fund         Fund
                           ------------  ----------  -----------  -----------

NET INVESTMENT INCOME:
  Interest (a)             $     28,593  $   19,479  $     1,756  $     1,737
  Dividends (b)                 491,263     482,031      220,411       79,229
                           ------------  ----------  -----------  -----------
                                519,856     501,510      222,167       80,966
                           ------------  ----------  -----------  -----------
EXPENSES:
  Management fees               336,381     154,925       74,353       50,715
  Trustees' fees                  2,850       2,850        2,850        2,850
  Custodian fees                 23,428      21,920       32,891       30,657
  Administration fees            53,380      24,150       13,150        8,973
  Accounting and audit
    fees                         12,563      12,653       12,124       12,124
  Registration fees              11,521       8,770        9,026       11,022
  Legal fees                      4,648       4,648        4,647        4,648
  Transfer and dividend
    disbursing agent fees         4,113       4,113        4,113        4,092
  Miscellaneous                   4,002       2,655        2,392        2,085
                           ------------  ----------  -----------  -----------
                                452,886     236,684      155,546      127,166
  Reduction of expenses
    by investment manager            --     (11,339)     (51,452)     (56,165)
                           ------------  ----------  -----------  -----------
    Net expenses                452,886     225,345      104,094       71,001
                           ------------  ----------  -----------  -----------
    Net investment income
      (loss)                     66,970     276,165      118,073        9,965
                           ------------  ----------  -----------  -----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain (loss)
    (identified cost
    basis):
  Investment transactions   (10,064,442)   (567,485)  (1,115,001)  (1,080,252)
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency                 --          --           --           --
                           ------------  ----------  -----------  -----------
    Net realized gain
      (loss) on
      investments and
      foreign currency      (10,064,442)   (567,485)  (1,115,001)  (1,080,252)
                           ------------  ----------  -----------  -----------
  Change in unrealized
    appreciation
    (depreciation):
  Investments                10,795,115   9,019,565    1,677,553      715,150
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency                 --          --           --           --
                           ------------  ----------  -----------  -----------
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency       10,795,115   9,019,565    1,677,553      715,150
                           ------------  ----------  -----------  -----------
    Net realized and
      unrealized gain
      (loss) on
      investments               730,673   8,452,080      562,552     (365,102)
                           ------------  ----------  -----------  -----------
    Net increase
      (decrease) in net
      assets from
      operations           $    797,643  $8,728,245  $   680,625  $  (355,137)
                           ============  ==========  ===========  ===========
-----------------------------------------------------------------------------
(a) Interest income
  includes security
  lending income of:       $      7,062  $    4,643  $     1,242  $     1,356
(b) Dividend income is
  net of withholding
  taxes of:                       1,408       5,411          252           --

See notes to financial statements.

--------------------------------------------------------------------------------

                            Enhanced                    Small
                             Index                  Capitalization  Small Company  Stewart Ivory   Stewart Ivory
                             Value     Technology       Value       Opportunities  International  Emerging Markets  Fixed Income
                              Fund        Fund           Fund           Fund           Fund             Fund            Fund
                           ----------  -----------  --------------  -------------  -------------  ----------------  ------------
NET INVESTMENT INCOME:
  Interest (a)             $    1,966  $     3,649   $    41,242     $   219,653    $     4,541      $    5,507     $   783,230
  Dividends (b)               246,355        5,760       408,992       1,208,327        126,693         290,140              --
                           ----------  -----------   -----------     -----------    -----------      ----------     -----------
                              248,321        9,409       450,234       1,427,980        131,234         295,647         783,230
                           ----------  -----------   -----------     -----------    -----------      ----------     -----------
EXPENSES:
  Management fees              62,126       58,593       217,834       1,526,567         89,375         164,221          52,569
  Trustees' fees                2,850        2,850         2,850           2,850          2,850           2,850           2,850
  Custodian fees               31,501       25,662        26,009          51,696         44,545          50,327          26,587
  Administration fees          10,819        4,873        26,919         115,677         13,354          10,832          11,938
  Accounting and audit
    fees                       12,124       12,124        12,653          12,124         13,330          13,330          12,801
  Registration fees            11,298       14,809        12,329          12,859         11,406           9,742           8,145
  Legal fees                    4,648        4,648         4,648           4,912          4,648           4,647           4,648
  Transfer and dividend
    disbursing agent fees       4,118        4,114         4,113           4,109          4,112           4,112           4,110
  Miscellaneous                 2,096        2,061         2,484           3,964          2,534           5,352           2,228
                           ----------  -----------   -----------     -----------    -----------      ----------     -----------
                              141,580      129,734       309,839       1,734,758        186,154         265,413         125,876
  Reduction of expenses
    by investment manager     (54,603)     (53,563)      (45,327)             --        (66,989)        (35,506)        (53,594)
                           ----------  -----------   -----------     -----------    -----------      ----------     -----------
    Net expenses               86,977       76,171       264,512       1,734,758        119,165         229,907          72,282
                           ----------  -----------   -----------     -----------    -----------      ----------     -----------
    Net investment income
      (loss)                  161,344      (66,762)      185,722        (306,778)        12,069          65,740         710,948
                           ----------  -----------   -----------     -----------    -----------      ----------     -----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain (loss)
    (identified cost
    basis):
  Investment transactions    (147,626)  (2,136,995)       99,285       6,843,399     (3,895,553)        460,633          73,631
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency               --           --            --              --         45,957         (10,828)             --
                           ----------  -----------   -----------     -----------    -----------      ----------     -----------
    Net realized gain
      (loss) on
      investments and
      foreign currency       (147,626)  (2,136,995)       99,285       6,843,399     (3,849,596)        449,805          73,631
                           ----------  -----------   -----------     -----------    -----------      ----------     -----------
  Change in unrealized
    appreciation
    (depreciation):
  Investments               2,452,575    2,006,016    14,484,863      40,389,963      5,242,598       6,500,093      (1,021,784)
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency               --           --            --              --         19,268           2,235              --
                           ----------  -----------   -----------     -----------    -----------      ----------     -----------
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency      2,452,575    2,006,016    14,484,863      40,389,963      5,261,866       6,502,328      (1,021,784)
                           ----------  -----------   -----------     -----------    -----------      ----------     -----------
    Net realized and
      unrealized gain
      (loss) on
      investments           2,304,949     (130,979)   14,584,148      47,233,362      1,412,270       6,952,133        (948,153)
                           ----------  -----------   -----------     -----------    -----------      ----------     -----------
    Net increase
      (decrease) in net
      assets from
      operations           $2,466,293  $  (197,741)  $14,769,870     $46,926,584    $ 1,424,339      $7,017,873     $  (237,205)
                           ==========  ===========   ===========     ===========    ===========      ==========     ===========
--------------------------------------------------------------------------------------------------------------------------------
(a) Interest income
  includes security
  lending income of:       $    1,298  $     1,120   $    30,716     $    27,239    $     1,812      $    3,309     $     2,861
(b) Dividend income is
  net of withholding
  taxes of:                        20          408            --              --         13,587          21,246              --



                           High Yield
                              Fund
                           -----------

NET INVESTMENT INCOME:
  Interest (a)             $ 1,141,160
  Dividends (b)                  6,927
                           -----------
                             1,148,087
                           -----------
EXPENSES:
  Management fees               63,924
  Trustees' fees                 2,850
  Custodian fees                24,772
  Administration fees           11,248
  Accounting and audit
    fees                        13,330
  Registration fees              9,484
  Legal fees                     4,647
  Transfer and dividend
    disbursing agent fees        4,147
  Miscellaneous                  2,181
                           -----------
                               136,583
  Reduction of expenses
    by investment manager      (40,699)
                           -----------
    Net expenses                95,884
                           -----------
    Net investment income
      (loss)                 1,052,203
                           -----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain (loss)
    (identified cost
    basis):
  Investment transactions   (1,188,130)
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency                --
                           -----------
    Net realized gain
      (loss) on
      investments and
      foreign currency      (1,188,130)
                           -----------
  Change in unrealized
    appreciation
    (depreciation):
  Investments                1,593,788
  Foreign currency
    transactions, forward
    foreign currency
    exchange contracts
    and other
    transactions
    denominated in
    foreign currency                --
                           -----------
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency       1,593,788
                           -----------
    Net realized and
      unrealized gain
      (loss) on
      investments              405,658
                           -----------
    Net increase
      (decrease) in net
      assets from
      operations           $ 1,457,861
                           ===========
-------------------------
(a) Interest income
  includes security
  lending income of:       $     3,486
(b) Dividend income is
  net of withholding
  taxes of:                         --

See notes to financial statements.

THE DLB FUND GROUP

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   Core Growth Fund                     Value Fund
                           --------------------------------  --------------------------------
                             Six Months                        Six Months
                               Ended             Year            Ended             Year
                           April 30, 2002       Ended        April 30, 2002       Ended
                            (Unaudited)    October 31, 2001   (Unaudited)    October 31, 2001
                           --------------  ----------------  --------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
      (loss)                $     66,970     $     62,702     $   276,165      $    791,753
    Net realized loss on
      investments            (10,064,442)     (26,650,780)       (567,485)         (261,387)
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency        10,795,115      (32,871,616)      9,019,565        (2,559,777)
                            ------------     ------------     -----------      ------------
                                 797,643      (59,459,694)      8,728,245        (2,029,411)
                            ------------     ------------     -----------      ------------
  Distributions to
    shareholders:
    From net investment
      income                     (93,146)              --        (738,327)       (1,135,388)
    From net realized
      gain on investments             --      (15,808,131)             --                --
                            ------------     ------------     -----------      ------------
                                 (93,146)     (15,808,131)       (738,327)       (1,135,388)
                            ------------     ------------     -----------      ------------
  Fund share
    transactions:
    Net proceeds from
      sales of shares         18,586,868       56,272,570      13,008,283        18,322,636
    Net asset value of
      shares issued in
      reinvestment of
      distributions               93,146       15,808,131         737,082         1,133,575
    Cost of shares
      reacquired             (16,058,444)     (41,510,601)     (7,018,040)      (22,887,327)
                            ------------     ------------     -----------      ------------
                               2,621,570       30,570,100       6,727,325        (3,431,116)
                            ------------     ------------     -----------      ------------
      Total increase
        (decrease) in net
        assets                 3,326,067      (44,697,725)     14,717,243        (6,595,915)
NET ASSETS:
  At beginning of period     112,222,338      156,920,063      49,834,830        56,430,745
                            ------------     ------------     -----------      ------------
  End of period             $115,548,405     $112,222,338     $64,552,073      $ 49,834,830
                            ============     ============     ===========      ============
  Net assets at end of
    period includes
    accumulated
    undistributed
    (distributions in
    excess of) net
    investment income
    (loss)                  $     41,341     $     67,517     $   135,313      $    597,475
                            ============     ============     ===========      ============

 *For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

  See notes to financial statements.

--------------------------------------------------------------------------------


                                    Enhanced Index                      Enhanced Index              Enhanced Index
                                   Core Equity Fund                       Growth Fund                 Value Fund
                           --------------------------------  -------------------------------------  --------------
                             Six Months                        Six Months                             Six Months
                               Ended             Year            Ended              Period              Ended
                           April 30, 2002       Ended        April 30, 2002          Ended          April 30, 2002
                            (Unaudited)    October 31, 2001   (Unaudited)      October 31, 2001*     (Unaudited)
                           --------------  ----------------  --------------  ---------------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
      (loss)                $   118,073      $    158,390     $     9,965         $    (3,706)       $   161,344
    Net realized loss on
      investments            (1,115,001)       (9,173,910)     (1,080,252)         (2,332,103)          (147,626)
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency        1,677,553        (6,136,463)        715,150          (3,528,370)         2,452,575
                            -----------      ------------     -----------         -----------        -----------
                                680,625       (15,151,983)       (355,137)         (5,864,179)         2,466,293
                            -----------      ------------     -----------         -----------        -----------
  Distributions to
    shareholders:
    From net investment
      income                   (213,698)               --         (19,696)                 --           (339,832)
    From net realized
      gain on investments            --        (8,164,429)             --                  --                 --
                            -----------      ------------     -----------         -----------        -----------
                               (213,698)       (8,164,429)        (19,696)                 --           (339,832)
                            -----------      ------------     -----------         -----------        -----------
  Fund share
    transactions:
    Net proceeds from
      sales of shares         1,096,995         3,620,929          87,110          25,123,970            481,525
    Net asset value of
      shares issued in
      reinvestment of
      distributions             213,698         8,126,355          19,696                  --            339,832
    Cost of shares
      reacquired               (986,621)       (8,856,411)         (2,487)            (73,889)            (7,310)
                            -----------      ------------     -----------         -----------        -----------
                                324,072         2,890,873         104,319          25,050,081            814,047
                            -----------      ------------     -----------         -----------        -----------
      Total increase
        (decrease) in net
        assets                  790,999       (20,425,539)       (270,514)         19,185,902          2,940,508
NET ASSETS:
  At beginning of period     28,236,088        48,661,627      19,185,912                  10         22,950,964
                            -----------      ------------     -----------         -----------        -----------
  End of period             $29,027,087      $ 28,236,088     $18,915,398         $19,185,912        $25,891,472
                            ===========      ============     ===========         ===========        ===========
  Net assets at end of
    period includes
    accumulated
    undistributed
    (distributions in
    excess of) net
    investment income
    (loss)                  $    62,765      $    158,390     $    (9,731)        $        --        $    95,687
                            ===========      ============     ===========         ===========        ===========


                            Enhanced Index
                                Value Fund                Technology Fund
                           ---------------------  --------------------------------
                                                    Six Months
                                  Period              Ended             Year
                                   Ended          April 30, 2002       Ended
                             October 31, 2001*     (Unaudited)    October 31, 2001
                           ---------------------  --------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
      (loss)                    $   274,298        $   (66,762)     $   (152,753)
    Net realized loss on
      investments                  (446,887)        (2,136,995)       (6,611,465)
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency           (1,889,075)         2,006,016        (5,382,117)
                                -----------        -----------      ------------
                                 (2,061,664)          (197,741)      (12,146,335)
                                -----------        -----------      ------------
  Distributions to
    shareholders:
    From net investment
      income                             --                 --           (30,203)
    From net realized
      gain on investments                --                 --                --
                                -----------        -----------      ------------
                                         --                 --           (30,203)
                                -----------        -----------      ------------
  Fund share
    transactions:
    Net proceeds from
      sales of shares            25,012,667             43,000           280,000
    Net asset value of
      shares issued in
      reinvestment of
      distributions                      --                 --            30,203
    Cost of shares
      reacquired                        (49)          (120,364)               --
                                -----------        -----------      ------------
                                 25,012,618            (77,364)          310,203
                                -----------        -----------      ------------
      Total increase
        (decrease) in net
        assets                   22,950,954           (275,105)      (11,866,335)
NET ASSETS:
  At beginning of period                 10         10,223,484        22,089,819
                                -----------        -----------      ------------
  End of period                 $22,950,964        $ 9,948,379      $ 10,223,484
                                ===========        ===========      ============
  Net assets at end of
    period includes
    accumulated
    undistributed
    (distributions in
    excess of) net
    investment income
    (loss)                      $   274,175        $   (66,762)     $         --
                                ===========        ===========      ============

 *For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

  See notes to financial statements.

THE DLB FUND GROUP

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           Small Company
                              Small Capitalization Value Fund            Opportunities Fund
                           -------------------------------------  --------------------------------
                             Six Months                             Six Months
                               Ended              Period              Ended             Year
                           April 30, 2002          Ended          April 30, 2002       Ended
                            (Unaudited)      October 31, 2001*     (Unaudited)    October 31, 2002
                           --------------  ---------------------  --------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
      (loss)                $    185,722       $    348,030        $   (306,778)   $     331,088
    Net realized gain
      (loss) on
      investments and
      foreign currency            99,285          1,358,138           6,843,399       22,369,615
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency        14,484,863         (4,184,306)         40,389,963        3,696,703
                            ------------       ------------        ------------    -------------
                              14,769,870         (2,478,138)         46,926,584       26,397,406
                            ------------       ------------        ------------    -------------
  Distributions to
    shareholders:
    From net investment
      income                    (411,244)           (42,700)           (253,615)        (162,220)
    From net realized
      gain on investments     (1,385,418)                --         (18,726,291)      (9,970,542)
                            ------------       ------------        ------------    -------------
                              (1,796,662)           (42,700)        (18,979,906)     (10,132,762)
                            ------------       ------------        ------------    -------------
  Fund share
    transactions:
    Net proceeds from
      sales of shares         16,701,642         73,231,162         199,958,700      268,541,415
    Net asset value of
      shares issued in
      reinvestment of
      distributions            1,796,662             42,690          18,951,495        7,524,023
    Cost of shares
      reacquired             (14,576,798)       (11,410,401)        (56,400,176)    (155,971,684)
                            ------------       ------------        ------------    -------------
                               3,921,506         61,863,451         162,510,019      120,093,754
                            ------------       ------------        ------------    -------------
      Total increase
        (decrease) in net
        assets                16,894,714         59,342,613         190,456,697      136,358,398
NET ASSETS:
  At beginning of period      59,342,623                 10         220,957,435       84,599,037
                            ------------       ------------        ------------    -------------
  End of period             $ 76,237,337       $ 59,342,623        $411,414,132    $ 220,957,435
                            ============       ============        ============    =============
  Net assets at end of
    period includes
    accumulated
    undistributed
    (distributions in
    excess of) net
    investment income
    (loss)                  $     75,925       $    301,447        $   (227,976)   $     332,417
                            ============       ============        ============    =============

 *For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

  See notes to financial statements.

--------------------------------------------------------------------------------

                                    Stewart Ivory                     Stewart Ivory
                                  International Fund              Emerging Markets Fund               Fixed Income Fund
                           --------------------------------  --------------------------------  --------------------------------
                             Six Months                        Six Months                        Six Months
                               Ended             Year            Ended             Year            Ended             Year
                           April 30, 2002       Ended        April 30, 2002       Ended        April 30, 2002       Ended
                            (Unaudited)    October 31, 2001   (Unaudited)    October 31, 2001   (Unaudited)    October 31, 2001
                           --------------  ----------------  --------------  ----------------  --------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
      (loss)                $     12,069     $    133,327     $    65,740      $   202,085      $   710,948      $ 1,607,534
    Net realized gain
      (loss) on
      investments and
      foreign currency        (3,849,596)      (3,424,553)        449,805       (2,086,227)          73,631          249,250
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency         5,261,866      (13,640,410)      6,502,328       (1,301,804)      (1,021,784)       1,599,942
                            ------------     ------------     -----------      -----------      -----------      -----------
                               1,424,339      (16,931,636)      7,017,873       (3,185,946)        (237,205)       3,456,726
                            ------------     ------------     -----------      -----------      -----------      -----------
  Distributions to
    shareholders:
    From net investment
      income                    (154,635)        (106,171)       (117,160)         (11,075)        (736,906)      (1,645,793)
    From net realized
      gain on investments             --      (10,172,645)             --       (3,538,942)              --               --
                            ------------     ------------     -----------      -----------      -----------      -----------
                                (154,635)     (10,278,816)       (117,160)      (3,550,017)        (736,906)      (1,645,793)
                            ------------     ------------     -----------      -----------      -----------      -----------
  Fund share
    transactions:
    Net proceeds from
      sales of shares          1,941,149        9,896,973         153,998          119,440          786,759        1,847,893
    Net asset value of
      shares issued in
      reinvestment of
      distributions              119,821        8,429,908         117,160        3,550,017          642,311        1,538,253
    Cost of shares
      reacquired             (21,593,923)      (7,068,683)             --         (652,963)      (1,904,026)      (9,739,842)
                            ------------     ------------     -----------      -----------      -----------      -----------
                             (19,532,953)      11,258,198         271,158        3,016,494         (474,956)      (6,353,696)
                            ------------     ------------     -----------      -----------      -----------      -----------
      Total increase
        (decrease) in net
        assets               (18,263,249)     (15,952,254)      7,171,871       (3,719,469)      (1,449,067)      (4,542,763)
NET ASSETS:
  At beginning of period      35,745,069       51,697,323      22,130,183       25,849,652       27,336,817       31,879,580
                            ------------     ------------     -----------      -----------      -----------      -----------
  End of period             $ 17,481,820     $ 35,745,069     $29,302,054      $22,130,183      $25,887,750      $27,336,817
                            ============     ============     ===========      ===========      ===========      ===========
  Net assets at end of
    period includes
    accumulated
    undistributed
    (distributions in
    excess of) net
    investment income
    (loss)                  $     (1,650)    $    140,916     $    59,522      $   110,942      $   (11,743)     $    10,341
                            ============     ============     ===========      ===========      ===========      ===========



                                   High Yield Fund
                           --------------------------------
                             Six Months
                               Ended             Year
                           April 30, 2002       Ended
                            (Unaudited)    October 31, 2001
                           --------------  ----------------

INCREASE (DECREASE) IN
  NET ASSETS:
  From operations:
    Net investment income
      (loss)                $ 1,052,203      $ 2,078,988
    Net realized gain
      (loss) on
      investments and
      foreign currency       (1,188,130)      (1,321,752)
    Net unrealized
      appreciation
      (depreciation) on
      investments and
      foreign currency        1,593,788       (1,139,311)
                            -----------      -----------
                              1,457,861         (382,075)
                            -----------      -----------
  Distributions to
    shareholders:
    From net investment
      income                 (1,220,344)      (2,077,078)
    From net realized
      gain on investments            --           (5,649)
                            -----------      -----------
                             (1,220,344)      (2,082,727)
                            -----------      -----------
  Fund share
    transactions:
    Net proceeds from
      sales of shares           799,260          102,118
    Net asset value of
      shares issued in
      reinvestment of
      distributions           1,212,035        2,082,727
    Cost of shares
      reacquired                     --               --
                            -----------      -----------
                              2,011,295        2,184,845
                            -----------      -----------
      Total increase
        (decrease) in net
        assets                2,248,812         (279,957)
NET ASSETS:
  At beginning of period     24,637,226       24,917,183
                            -----------      -----------
  End of period             $26,886,038      $24,637,226
                            ===========      ===========
  Net assets at end of
    period includes
    accumulated
    undistributed
    (distributions in
    excess of) net
    investment income
    (loss)                  $  (155,854)     $    10,150
                            ===========      ===========

 *For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

  See notes to financial statements.

DLB CORE GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           Six Months
                              Ended                               Ten Months
                            April 30,   Years Ended October 31,      Ended     Period Ended
                              2002      ------------------------  October 31,  December 31,
                           (Unaudited)     2001         2000         1999        1998 ***
                           -----------  -----------  -----------  -----------  ------------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of period      $ 8.33       $14.65       $12.93       $12.82       $10.00
                             ------       ------       ------       ------       ------

  Income from investment
    operations:
    Net investment income
      (loss)                    .01           --  (a)     (.01)        .02          .05
    Net realized and
      unrealized gain
      (loss) on
      investments               .08        (4.85)        2.36          .09         3.09
                             ------       ------       ------       ------       ------

                                .09        (4.85)        2.35          .11         3.14
                             ------       ------       ------       ------       ------

  Less distributions to
    shareholders:
    From net investment
      income                   (.01)          --  (a)     (.02)         --  (a)     (.05)
    From net realized
      gain on investments        --        (1.47)        (.61)          --  (a)     (.27)
                             ------       ------       ------       ------       ------

                               (.01)       (1.47)        (.63)          --         (.32)
                             ------       ------       ------       ------       ------

  Net asset value - end
    of period                $ 8.41       $ 8.33       $14.65       $12.93       $12.82
                             ======       ======       ======       ======       ======

  Total return                1.04% * *  (35.74%)     18.57%        0.85% * *   31.33%  * *

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets      0.74% *     0.73%        0.69%        0.68% *     0.80%  *
    Ratio of net
      investment income
      (loss) to average
      net assets              0.11% *     0.05%       (0.09%)       0.19% *     0.48%  *
    Portfolio turnover          15% * *      51%         96%          66% * *      34%  * *
    Net assets at end of
      period (000
      omitted)             $115,548     $112,222     $156,920     $115,991      $33,054

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Funds's total expenses do not exceed 0.80% of average daily net assets. Without such agreement, the investment income per share and ratios would have been:

    Net investment income    $   --       $   --       $   --       $   --       $ 0.03

    Ratios (to average
      net assets):
      Expenses                   --           --           --           --        0.95%  *
      Net investment
        income                   --           --           --           --        0.32%  *



*    Annualized.
**   Not annualized.
*** For the period from January 20, 1998 (commencement of operations) to December 31, 1998.
(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           Six Months
                              Ended                               Ten Months
                            April 30,   Years Ended October 31,      Ended     Years Ended December 31,
                              2002      ------------------------  October 31,  -------------------------
                           (Unaudited)     2001         2000         1999       1998     1997     1996
                           -----------  -----------  -----------  -----------  -------  -------  -------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of period      $12.96       $13.72       $14.91       $14.48     $14.91   $12.53   $10.58
                             ------       ------       ------       ------     ------   ------   ------

  Income from investment
    operations:
    Net investment income       .07          .21          .39          .29        .27      .15      .16
    Net realized and
      unrealized gain
      (loss) on
      investments              2.14         (.69)        (.21)         .14        .50     3.15     2.38
                             ------       ------       ------       ------     ------   ------   ------

                               2.21         (.48)         .18          .43        .77     3.30     2.54
                             ------       ------       ------       ------     ------   ------   ------

  Less distributions to
    shareholders:
    From net investment
      income                   (.19)        (.28)        (.33)          --  (a)   (.27)   (.15)    (.16)
    From net realized
      gain on investments        --           --        (1.04)          --  (a)   (.93)   (.77)    (.43)
                             ------       ------       ------       ------     ------   ------   ------

                               (.19)        (.28)       (1.37)          --      (1.20)    (.92)    (.59)
                             ------       ------       ------       ------     ------   ------   ------

  Net asset value - end
    of period                $14.98       $12.96       $13.72       $14.91     $14.48   $14.91   $12.53
                             ======       ======       ======       ======     ======   ======   ======

  Total return               17.20% **   (3.69%)       1.93%        2.98% **  5.25%   26.35%   23.99%

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets      0.80% *     0.80%        0.79%        0.74% *   0.60%    0.71%    0.80%
    Ratio of net
      investment income
      to average net
      assets                  0.98% *     1.49%        1.73%        2.22% *   1.85%    1.40%    1.56%
    Portfolio turnover          10% **      26%          41%          28% **    21%      25%      23%
    Net assets at end of
      period
      (000 omitted)         $64,552      $49,835      $56,431      $74,383     $71,911  $56,449  $19,228

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.80% of average daily net assets. Without such agreement, the investment income per share and ratios would have been:

    Net investment income    $ 0.07       $ 0.20       $   --       $   --     $ 0.25   $ 0.13   $ 0.09

    Ratios (to average
      net assets):
      Expenses                0.84% *     0.86%           --           --      0.75%    0.92%    1.50%
      Net investment
        income                0.94% *     1.43%           --           --      1.69%    1.19%    0.86%

*    Annualized.
**   Not annualized.
(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB ENHANCED INDEX CORE EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           Six Months
                              Ended                               Ten Months
                            April 30,   Years Ended October 31,      Ended     Years Ended December 31,  Period Ended
                              2002      ------------------------  October 31,  ------------------------  December 31,
                           (Unaudited)     2001         2000         1999         1998         1997        1996 ***
                           -----------  -----------  -----------  -----------  -----------  -----------  ------------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of period      $9.29        $17.36       $17.25       $15.89       $14.55       $11.66       $10.00
                             -----        ------       ------       ------       ------       ------       ------

  Income from investment
    operations:
    Net investment income
      (loss)                   .04           .05         (.06)        (.03)         .01          .03          .01
    Net realized and
      unrealized gain
      (loss) on
      investments              .19         (5.22)        2.25         1.39         3.72         3.73         1.84
                             -----        ------       ------       ------       ------       ------       ------

                               .23         (5.17)        2.19         1.36         3.73         3.76         1.85
                             -----        ------       ------       ------       ------       ------       ------

  Less distributions to
    shareholders:
    From net investment
      income                  (.07)           --           --           --  (a)     (.01)       (.03)        (.01)
    From net realized
      gain on investments       --         (2.90)       (2.08)          --  (a)    (2.38)       (.84)        (.18)
                             -----        ------       ------       ------       ------       ------       ------

                              (.07)        (2.90)       (2.08)          --        (2.39)        (.87)        (.19)
                             -----        ------       ------       ------       ------       ------       ------

  Net asset value - end
    of period                $9.45        $ 9.29       $17.36       $17.25       $15.89       $14.55       $11.66
                             =====        ======       ======       ======       ======       ======       ======

  Total return               2.45%  **  (33.06%)      12.84%        8.60% **   25.71%       32.23%       18.51%  **

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net
      assets (b)             0.70%  *     0.73%        0.90%        0.90% *     0.90%        0.90%        0.90%  *
    Ratio of net
      investment income
      (loss) to average
      net assets             0.79%  *     0.45%       (0.35%)      (0.20%) *     0.08%        0.23%        0.43%  *
    Portfolio turnover         64%  **     220%         144%          97% **      81%          46%          10%  **
    Net assets at end of
      period (000
      omitted)             $29,027       $28,236      $48,662      $41,683      $35,308      $25,069      $13,897

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average net assets commencing December 18, 2000 and 0.90% of average daily net assets from commencement of operations through December 17, 2000. Without such agreement, the investment income
(loss) per share and ratios would have been:

    Net investment income
      (loss)                 $0.02        $ 0.01       $(0.09)      $(0.06)      $(0.02)      $(0.06)      $(0.01)

    Ratios (to average
      net assets):
      Expenses               1.05%  *     1.06%        1.05%        1.09% *     1.14%        1.55%        1.82%  *
      Net investment
        income (loss)        0.44%  *     0.12%       (0.50%)      (0.39%) *    (0.17%)      (0.43%)      (0.50%)  *


*    Annualized.
**   Not annualized.
*** For the period from August 26, 1996 (commencement of operations) to December 31, 1996.
(a)  Amount was less than $.01 per share.
(b) Ratio of expenses to average net assets for the year ended October 31, 2001 reflects an expense limitation of 0.70% commencing December 18, 2000 and 0.90% from November 1, 2000 through December 17, 2000.

See notes to financial statements.

DLB ENHANCED INDEX GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            Six Months
                                               Ended       Period
                                             April 30,      Ended
                                               2002      October 31,
                                            (Unaudited)   2001 ***
                                            -----------  -----------

  Per share data (for a share outstanding
    throughout each period):
    Net asset value - beginning of period     $ 7.66       $10.00
                                              ------       ------

    Income from investment operations:
      Net investment income                      .01           --  (a)
      Net realized and unrealized loss on
        investments                             (.15)       (2.34)
                                              ------       ------
                                                (.14)       (2.34)
                                              ------       ------

    Less distributions to shareholders:
      From net investment income                (.01)          --
                                              ------       ------
                                                (.01)          --
                                              ------       ------

    Net asset value - end of period           $ 7.51       $ 7.66
                                              ======       ======

    Total return                              (1.87%) **  (23.40%) **

    Ratios and Supplemental Data:
      Ratio of expenses to average net
        assets                                 0.70% *     0.70% *
      Ratio of net investment income
        (loss) to average net assets           0.10% *    (0.02%) *
      Portfolio turnover                         27% **      68% **
      Net assets at end of period (000
        omitted)                             $18,915      $19,186

  The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net assets. Without such agreement, the investment loss per share and ratios would have been:

      Net investment loss                     $(0.03)      $(0.04)

      Ratios (to average net assets):
        Expenses                               1.25% *     1.24% *
        Net investment loss                   (0.45%) *    (0.56%) *

*    Annualized.
**   Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.
(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB ENHANCED INDEX VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            Six Months
                                               Ended
                                             April 30,   Period Ended
                                               2002      October 31,
                                            (Unaudited)    2001 ***
                                            -----------  ------------

  Per share data (for a share outstanding
    throughout each period):
    Net asset value - beginning of period     $ 9.18       $10.00
                                              ------       ------

    Income from investment operations:
      Net investment income                      .07          .11
      Net realized and unrealized gain
        (loss) on investments                    .91         (.93)
                                              ------       ------
                                                 .98         (.82)
                                              ------       ------

    Less distributions to shareholders:
      From net investment income                (.14)          --
                                              ------       ------
                                                (.14)          --
                                              ------       ------

    Net asset value - end of period           $10.02       $ 9.18
                                              ======       ======

    Total return                              10.66% **   (8.20%)  **

    Ratios and Supplemental Data:
      Ratio of expenses to average net
        assets                                 0.70% *     0.70%  *
      Ratio of net investment income to
        average net assets                     1.30% *     1.26%  *
      Portfolio turnover                         59% **      65%  **
      Net assets at end of period (000
        omitted)                             $25,891      $22,951

  The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.70% of average daily net asssets. Without such agreement, the investment income per share and ratios would have been:

      Net investment income                    $0.05        $0.07

      Ratios (to average net assets):
        Expenses                               1.14% *     1.16%  *
        Net investment income                  0.86% *     0.80%  *

*    Annualized.
**   Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

See notes to financial statements.

DLB TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     Six Months
                                        Ended
                                      April 30,   Year Ended   Period Ended
                                        2002      October 31,  October 31,
                                     (Unaudited)     2001        2000 ***
                                     -----------  -----------  ------------

Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning of
    period                             $ 4.00       $ 8.84       $10.00
                                       ------       ------       ------
  Income from investment
    operations:
    Net investment income (loss)         (.03)        (.06)         .01
    Net realized and unrealized
      loss on investments                (.06)       (4.77)       (1.17)
                                       ------       ------       ------
                                         (.09)       (4.83)       (1.16)
                                       ------       ------       ------

  Less distributions to
    shareholders:
    From net investment income             --         (.01)          --
                                       ------       ------       ------
                                           --         (.01)          --
                                       ------       ------       ------
  Net asset value - end of period      $ 3.91       $ 4.00       $ 8.84
                                       ======       ======       ======

  Total return                         (2.25%) **  (54.67%)     (11.60%)  **

  Ratios and Supplemental Data:
    Ratio of expenses to average
      net assets                        1.30% *     1.30%        1.30%  *
    Ratio of net investment income
      (loss) to average net assets     (1.14%) *    (1.05%)       0.83%  *
    Portfolio turnover                    47% **      90%          31%  **
    Net assets at end of period
      (000 omitted)                    $9,948      $10,223      $22,090

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.30% of average daily net assets. Without such agreement, the investment loss per share and ratios would have been:

    Net investment loss                $(0.05)      $(0.09)      $(0.01)

    Ratios (to average net assets):
      Expenses                          2.21% *     1.89%        2.75%  *
      Net investment loss              (2.05%) *    (1.64%)      (0.63%)  *

*    Annualized.
**   Not annualized.
*** For the period from September 5, 2000 (commencement of operations) to October 31, 2000.

See notes to financial statements.

DLB SMALL CAPITALIZATION VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            Six Months
                                               Ended
                                             April 30,   Period Ended
                                               2002      October 31,
                                            (Unaudited)    2001 ***
                                            -----------  ------------

  Per share data (for a share outstanding
    throughout each period):
    Net asset value - beginning of period     $ 9.71       $10.00
                                              ------       ------

    Income from investment operations:
      Net investment income                      .03          .06
      Net realized and unrealized gain
        (loss) on investments                   2.48         (.34)
                                              ------       ------
                                                2.51         (.28)
                                              ------       ------

    Less distributions to shareholders:
      From net investment income                (.07)        (.01)
      From net realized gain on
        investments                             (.25)          --
                                              ------       ------
                                                (.32)        (.01)
                                              ------       ------

    Net asset value - end of period           $11.90       $ 9.71
                                              ======       ======

    Total return                              26.42% **   (2.90%)  **

    Ratios and Supplemental Data:
      Ratio of expenses to average net
        assets                                 0.85% *     0.85%  *
      Ratio of net investment income to
        average net assets                     0.60% *     0.66%  *
      Portfolio turnover                         21% **      31%  **
      Net assets at end of period (000
        omitted)                             $76,237      $59,343

  The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.85% of average daily net assets. Without such agreement, the investment income per share and ratios would have been:

      Net investment income                   $ 0.02       $ 0.05

      Ratios (to average net assets):
        Expenses                               1.00% *     0.99%  *
        Net investment income                  0.45% *     0.52%  *

*    Annualized.
**   Not annualized.
*** For the period from December 19, 2000 (commencement of operations) to October 31, 2001.

See notes to financial statements.

DLB SMALL COMPANY OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           Six Months
                              Ended                               Ten Months
                            April 30,   Years Ended October 31,      Ended     Period Ended
                              2002      ------------------------  October 31,  December 31,
                           (Unaudited)     2001         2000         1999        1998 ***
                           -----------  -----------  -----------  -----------  ------------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of period      $13.95       $12.72       $ 8.89       $ 8.61        $10.00
                             ------       ------       ------       ------        ------

  Income from investment
    operations:
    Net investment income
      (loss)                   (.02)         .02          .02         (.01)         (.01)
    Net realized and
      unrealized gain
      (loss) on
      investments              2.36         2.57         3.96          .29         (1.38)
                             ------       ------       ------       ------        ------

                               2.34         2.59         3.98          .28         (1.39)
                             ------       ------       ------       ------        ------

  Less distributions to
    shareholders:
    From net investment
      income                   (.01)        (.02)          --           --            --
    From net realized
      gain on investments     (1.01)       (1.34)        (.15)          --            --
                             ------       ------       ------       ------        ------

                              (1.02)       (1.36)        (.15)          --            --
                             ------       ------       ------       ------        ------

  Net asset value - end
    of period                $15.27       $13.95       $12.72       $ 8.89        $ 8.61
                             ======       ======       ======       ======        ======

  Total return               17.29% **   23.02%       45.92%        2.92% **   (13.90%) **

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets      1.14% *     1.19%        1.30%        1.30% *      1.30% *
    Ratio of net
      investment income
      (loss) to average
      net assets             (0.20%) *     0.20%        0.30%       (0.18%) *     (0.28%) *
    Portfolio turnover          25% **     115%         114%          68% **       51% **
    Net assets at end of
      period (000
      omitted)             $411,414     $220,957      $84,599      $31,819       $19,910

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses,such that the Fund's total expenses do not exceed 1.30% of average daily net assets. Without such agreement, the investment income (loss) per share and ratios would have been:

    Net investment income
      (loss)                 $   --       $   --       $ 0.02       $(0.02)       $(0.03)

    Ratios (to average
      net assets):
      Expenses                   --           --        1.34%        1.51% *      1.77% *
      Net investment
        income (loss)            --           --        0.26%       (0.39%) *     (0.76%) *

*    Annualized.
**   Not annualized.
*** For the period from July 20, 1998 (commencement of operations) to December 31, 1998.

See notes to financial statements.

DLB STEWART IVORY INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     Six Months
                                        Ended
                                      April 30,   Year Ended   Period Ended
                                        2002      October 31,  October 31,
                                     (Unaudited)     2001        2000 ***
                                     -----------  -----------  ------------

Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning of
    period                             $5.48        $10.58       $10.00
                                       -----        ------       ------
  Income from investment
    operations:
    Net investment income                .02           .02          .04
    Net realized and unrealized
      gain (loss) on investments         .42         (2.88)         .54
                                       -----        ------       ------
                                         .44         (2.86)         .58
                                       -----        ------       ------

  Less distributions to
    shareholders:
    From net investment income          (.04)         (.02)          --
    From net realized gain on
      investments                         --         (2.22)          --
                                       -----        ------       ------
                                        (.04)        (2.24)          --
                                       -----        ------       ------
  Net asset value - end of period      $5.88        $ 5.48       $10.58
                                       =====        ======       ======

  Total return                         8.11%  **  (33.64%)       5.80%  **

  Ratios and Supplemental Data:
    Ratio of expenses to average
      net assets                       1.00%  *     1.00%        1.00%  *
    Ratio of net investment income
      to average net assets            0.10%  *     0.32%        0.29%  *
    Portfolio turnover                   26%  **      76%          48%  **
    Net assets at end of period
      (000 omitted)                  $17,482       $35,745      $51,697

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.00% of average daily net assets. Without such agreement, the investment income (loss) per share and ratios would have been:

    Net investment income (loss)      $(0.01)        $  -- (a)   $0.02

    Ratios (to average net assets):
      Expenses                         1.56%  *     1.29%        1.11%  *
      Net investment income (loss)    (0.46%)  *     0.03%        0.17%  *

*    Annualized.
**   Not annualized.
*** For the period from November 2, 1999 (commencement of operations) to October 31, 2000.
(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB STEWART IVORY EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                     Six Months
                                        Ended
                                      April 30,   Year Ended   Year Ended
                                        2002      October 31,  October 31,
                                     (Unaudited)     2001         2000
                                     -----------  -----------  -----------

Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning of
    period                             $ 7.47       $ 9.97       $10.00
                                       ------       ------       ------
  Income from investment
    operations:
    Net investment income                 .02          .07          .01
    Net realized and unrealized
      gain (loss) on investments         2.34        (1.21)        (.04)
                                       ------       ------       ------
                                         2.36        (1.14)        (.03)
                                       ------       ------       ------

  Less distributions to
    shareholders:
    From net investment income           (.04)          --  (a)       --
    From net realized gain on
      investments                          --        (1.36)          --
                                       ------       ------       ------
                                         (.04)       (1.36)          --
                                       ------       ------       ------

  Net asset value - end of period      $ 9.79       $ 7.47       $ 9.97
                                       ======       ======       ======

  Total return                         31.68% **  (12.49%)      (0.30%)

  Ratios and Supplemental Data:
    Ratio of expenses to average
      net assets                        1.75% *     1.75%        1.75%
    Ratio of net investment income
      to average net assets             0.50% *     0.81%        0.09%
    Portfolio turnover                    31% **      50%          88%
    Net assets at end of period
      (000 omitted)                   $29,302      $22,130      $25,850

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 1.75% of average daily net assets. Without such agreement, the investment income (loss) per share and ratios would have been:

    Net investment income (loss)       $ 0.01       $ 0.04       $(0.01)

    Ratios (to average net assets):
      Expenses                          2.02% *     2.09%        1.97%
      Net investment income (loss)      0.23% *     0.47%       (0.13%)

*    Annualized.
**   Not annualized.
(a)  Amount was less than $.01 per share.

See notes to financial statements.

DLB FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                              Six Months
                                Ended                                 Ten Months
                              April 30,      Years Ended October 31,     Ended     Years Ended December 31,
                                 2002        -----------------------  October 31,  -------------------------
                           (Unaudited) (b)      2001        2000         1999       1998     1997     1996
                           ----------------  ----------  -----------  -----------  -------  -------  -------
Per share data (for a
  share outstanding
  throughout each
  period):
  Net asset value -
    beginning of period         $10.78         $10.10      $10.12       $10.72     $10.61   $10.11   $10.26
                                ------         ------      ------       ------     ------   ------   ------

  Income from investment
    operations:
    Net investment income          .28            .62         .62          .48        .63      .42      .53
    Net realized and
      unrealized gain
      (loss) on
      investments                 (.39)           .69        (.03)        (.60)       .20      .49     (.15)
                                ------         ------      ------       ------     ------   ------   ------

                                  (.11)          1.31         .59         (.12)       .83      .91      .38
                                ------         ------      ------       ------     ------   ------   ------

  Less distributions to
    shareholders:
    From net investment
      income                      (.29)          (.63)       (.61)        (.48)      (.63)    (.41)    (.53)
    From net realized
      gain on investments           --             --          --  (a)       --      (.09)      --       --
                                ------         ------      ------       ------     ------   ------   ------

                                  (.29)          (.63)       (.61)        (.48)      (.72)    (.41)    (.53)
                                ------         ------      ------       ------     ------   ------   ------

  Net asset value - end
    of period                   $10.38         $10.78      $10.10       $10.12     $10.72   $10.61   $10.11
                                ======         ======      ======       ======     ======   ======   ======

  Total return                  (0.98%)  **    13.33%       6.14%       (1.08%) **  8.04%    9.03%    3.70%

  Ratios and Supplemental
    Data:
    Ratio of expenses to
      average net assets         0.55%  *      0.55%       0.55%        0.55% *   0.55%    0.55%    0.55%
    Ratio of net
      investment income
      to average net
      assets                     5.41%  *      6.06%       6.14%        5.63% *   5.71%    5.74%    6.36%
    Portfolio turnover             47%  **       50%         88%          58%        50%      44%      65%
    Net assets at end of
      period (000
      omitted)                 $25,888        $27,337     $31,880      $36,540 ** $33,858  $32,155  $15,261

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.55% of average daily net assets. Without such agreement, the investment income per share and ratios would have been:

    Net investment income       $ 0.26         $ 0.57      $ 0.58       $ 0.46     $ 0.60   $ 0.38   $ 0.44

    Ratios (to average
      net assets):
      Expenses                   0.96%  *      0.97%       0.91%        0.79% *   0.80%    1.06%    1.66%
      Net investment
        income                   5.00%  *      5.64%       5.78%        5.40% *   5.45%    5.22%    5.25%


*    Annualized.
**   Not annualized.
(a)  Amount was less than $.01 per share.
(b) The Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effects of this change for the six months ended April 30, 2002 increased net investment income by less than $0.01 per share, decreased net realized and unrealized gains and losses by less than $0.01 per share and increased the ratio of net investment income to average net assets by 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

DLB HIGH YIELD FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                        Six Months
                                          Ended
                                        April 30,      Year Ended   Period Ended
                                           2002        October 31,  October 31,
                                     (Unaudited) (b)      2001        2000 ***
                                     ----------------  -----------  ------------

Per share data (for a share
  outstanding throughout each
  period):
  Net asset value - beginning of
    period                               $ 8.94         $  9.88       $ 10.00
                                         ------         -------       -------
  Income from investment
    operations:
    Net investment income                   .37             .79           .09
    Net realized and unrealized
      gain (loss) on investments            .15            (.94)         (.12)
                                         ------         -------       -------
                                            .52            (.15)         (.03)
                                         ------         -------       -------

  Less distributions to
    shareholders:
    From net investment income             (.43)           (.79)         (.09)
    From net realized gain on
      investments                            --  (a)         --  (a)        --
                                         ------         -------       -------
                                           (.43)           (.79)         (.09)
                                         ------         -------       -------
  Net asset value - end of period        $ 9.03         $  8.94       $  9.88
                                         ======         =======       =======

  Total return                            5.91%  **     (1.58%)       (0.30%) **

  Ratios and Supplemental Data:
    Ratio of expenses to average
      net assets                          0.75%  *       0.75%         0.75% *
    Ratio of net investment income
      to average net assets               8.23%  *       8.35%         6.01% *
    Portfolio turnover                      47%  **        77%            5% **
    Net assets at end of period
      (000 omitted)                     $26,886         $24,637       $24,917

The manager has agreed with the Fund to reduce its management fee and/or bear certain expenses, such that the Fund's total expenses do not exceed 0.75% average daily net assets. Without such agreement, the investment income per share and ratios would have been:

    Net investment income                $ 0.36         $  0.76       $  0.07

    Ratios (to average net assets):
      Expenses                            1.07%  *        1.07%         2.12%  *
      Net investment income               7.91%  *        8.03%         4.64%  *

*    Annualized.
**   Not annualized.
*** For the period from September 5, 2000 (commencement of operations) to October 31, 2000.
(a)  Amount was less than $.01 per share.
(b) The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effects of this change for the six months ended April 30, 2002 decreased net investment income by less than $0.01 per share, increased net realized and unrealized gains and losses by less than $0.01 per share, and decreased the ratio of net investment income to average net assets by 0.02%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

See notes to financial statements.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   BUSINESS AND ORGANIZATION

The DLB Fund Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust offers twelve non-diversified portfolios (each, a "Fund" and collectively, the "Funds") each of which operates as a distinct investment vehicle of the Trust. The Funds included in the Trust are the DLB Core Growth Fund, DLB Value Fund, DLB Enhanced Index Core Equity Fund, DLB Enhanced Index Growth Fund, DLB Enhanced Index Value Fund, DLB Technology Fund, DLB Small Capitalization Value Fund, DLB Small Company Opportunities Fund, DLB Stewart Ivory International Fund (the "International Fund"), DLB Stewart Ivory Emerging Markets Fund (the "Emerging Markets Fund"), DLB Fixed Income Fund and the DLB High Yield Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities, other than short-term obligations, including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service, with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value.

Effective November 1, 2001, each Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies. As required, the Funds began amortizing premiums and discounts on debt securities using the daily effective yield method. Prior to this date, acquisition premiums were computed using the proportional method and were recognized daily. Market premium was not amortized. The cumulative effect of this accounting change had no impact on total net assets of each Fund, but resulted in the following reclassifications of the components of net assets as of October 31, 2001, based on securities held by the Fund as of that date:

                                     NET UNREALIZED
                                      APPRECIATION   ACCUMULATED UNDISTRIBUTED
FUND                                 (DEPRECIATION)    NET INVESTMENT INCOME
----                                 --------------  -------------------------

Fixed Income Fund                       $(3,874)              $3,874
High Yield Fund                          (2,137)               2,137


The effect of this change for the six months ended April 30, 2002, was as follows:

                                                 UNREALIZED
                               NET INVESTMENT   APPRECIATION   NET REALIZED
FUND                           INCOME (LOSS)   (DEPRECIATION)      GAIN
----                           --------------  --------------  ------------

Fixed Income Fund                 $ 1,075           $(2,344)      $1,269
High Yield Fund                    (2,149)           (1,039)       3,188

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

REPURCHASE AGREEMENTS - Securities purchased under agreements to resell to the original owner are recorded at cost. The Funds may enter into such agreements with institutions that the Fund's investment adviser has determined to be creditworthy. The Funds require that the securities collateral in a repurchase transaction be transferred to the custodian under terms that enable the Funds to obtain such securities in the event of a default. The Funds monitor, on a daily basis, the value of the securities to ensure that such value, including accrued interest, is greater than amounts owed to the Funds.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars at current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars at currency exchange rates prevailing on the respective dates of such transactions. Security transaction gains and losses attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. Income and expense gains and losses that are attributable to changes in foreign exchange rates are recorded for financial statement purposes as foreign currency transaction gains and losses. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The International Fund and the Emerging Markets Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The risks associated with these contracts include the possible inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Funds enter into forward contracts for hedging purposes only. The Funds may enter into contracts to deliver or receive foreign currency they will receive from or require for their normal investment activities. They may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value resulting from unfavorable exchange rate movements. Forward foreign currency exchange contracts are adjusted by the daily change in the exchange rates of the underlying currencies, and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

OPTIONS - The Funds may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which were exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid.

FUTURES AND RELATED OPTIONS - The Enhanced Index Core Equity Fund, the Enhanced Index Growth Fund, the Enhanced Index Value Fund, the Technology Fund, the Small Capitalization Value Fund and the High Yield Fund may also engage in transactions involving futures and related options by buying and selling financial futures contracts on securities indices and fixed income securities. Depending on the

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

change in value of the index or security between the time the Fund enters into and terminates a futures contract, the Fund realizes a gain or loss. The Fund may purchase or sell futures contracts for hedging purposes and to adjust that Fund's exposure to relevant stock or bond markets. The Fund may buy or sell call and put options on futures contracts or on stock indices in addition to, or as an alternative to, purchasing or selling futures contracts. The use of futures and options on futures involve special risks, including, but not limited to: the risk of imperfect correlations between movements in the prices of the underlying securities index or securities that are the subject of the hedge; the manager's ability to forecast market or interest rate movements correctly; a Fund's potential inability to close out its futures or related options positions; the risk that a liquid secondary market may not exist at a particular time or that securities dealers participating in such transactions might fail to meet their obligations to the Fund. The use of futures or options on futures for purposes other than hedging may be regarded as speculative.

SECURITY LENDING - The Funds may lend their securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value plus accrued interest of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrowers of the securities fail financially. The Funds receive compensation in the form of fees, or it retains a portion of interest on the investments of any cash received as collateral for lending their securities. The Funds also continue to receive interest or dividends on the securities loaned.

DELAYED DELIVERY COMMITMENTS - The Fixed Income Fund and the High Yield Fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Dividend payments received in additional securities are recorded in an amount equal to the value of the securities received. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

TAXES AND DISTRIBUTIONS - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

The Funds file tax returns annually using tax accounting methods required by the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the net investment income and net realized gain reported in these financial statements may differ from the amounts reported on the Funds' tax returns, and, consequently, the character of

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Foreign taxes are provided with respect to interest and dividend income earned in foreign currencies in accordance with applicable tax rates. To the extent that such taxes are unrecoverable, they are recorded as a reduction of net investment income.

Distributions to shareholders are recorded on the ex-dividend date. The Funds distinguish between distributions for tax purposes and financial reporting purposes. Differences between income for financial reporting purposes and tax-basis earnings and profits may result in the reporting of temporary over-distributions in the financial statements. Such over-distributions are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions, if any, in excess of tax-basis earnings and profits are reported as return of capital.

During the year ended October 31, 2001, the following reclassifications were made due to differences in book and tax accounting:



                                                    ACCUMULATED
                                                    NET REALIZED  UNDISTRIBUTED
                                                   GAIN (LOSS) ON NET INVESTMENT
                                   PAID-IN CAPITAL  INVESTMENTS   INCOME (LOSS)
                                   --------------- -------------- --------------

Core Growth Fund                     $       --      $    (4,815)    $  4,815
Enhanced Index Growth Fund               (3,706)              --        3,706
Enhanced Index Value Fund                    (1)             124         (123)
Technology Fund                        (152,753)              --      152,753
Small Capitalization Value Fund              --            3,883       (3,883)
Small Company Opportunities Fund      5,064,001       (5,065,330)       1,329
Stewart Ivory International Fund             --           (8,553)       8,553
Stewart Ivory Emerging Markets Fund          --           54,908      (54,908)
Fixed Income Fund                            --           (7,739)       7,739

These changes had no effect on the net assets or net asset value per share.

For the year ended October 31, 2001, the International Fund and the Emerging Markets Fund had income from foreign sources of $191,127 and $247,507, respectively. In addition, the International Fund and the Emerging Markets Fund designated foreign tax credits of $48,455 and $51,861, respectively.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

At October 31, 2001, the following Funds had available, for Federal income tax purposes, unused capital losses:



                                            AMOUNT     EXPIRATION DATE
                                          -----------  ----------------

Core Growth Fund                          $26,962,727  October 31, 2009
Value Fund                                  4,640,757  October 31, 2008
Value Fund                                    269,542  October 31, 2009
Enhanced Index Core Equity Fund             7,974,013  October 31, 2009
Enhanced Index Growth Fund                  1,946,428  October 31, 2009
Enhanced Index Value Fund                     300,382  October 31, 2009
Technology Fund                               209,488  October 31, 2008
Technology Fund                             6,503,530  October 31, 2009
Stewart Ivory International Fund            3,379,362  October 31, 2009
Stewart Ivory Emerging Markets Fund         1,887,524  October 31, 2009
Fixed Income Fund                             616,402  October 31, 2008
High Yield Fund                             1,281,859  October 31, 2009

Pursuant to Section 852 of the Internal Revenue Code, the following Funds designated capital gain dividends for the year ended October 31, 2001 as follows:

                                                      AMOUNT
                                                    -----------

Core Growth Fund                                    $12,759,355
Enhanced Index Core Equity Fund                       3,165,606
Stewart Ivory International Fund                      5,885,365

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from such estimates.

CHANGE IN PRESENTATION - Changes were made to the Statement of Changes in Net Assets and Financial Highlights for presentation purposes only. These changes had no effect on net assets or the net asset value per share.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

3.   TRANSACTIONS WITH AFFILIATES

The Funds engage David L. Babson & Company Inc. ("Babson") to provide investment advisory and administrative services and general office facilities. Under the terms of the Funds' investment advisory agreements, the fees for such services are computed daily and paid monthly to Babson based upon effective annual rates applied to each of the Fund's average daily net assets. For the six months ended April 30, 2002, each Fund paid advisory fees as follows:



FUND                                        AMOUNT    EFFECTIVE RATE
----                                        ------    --------------

Core Growth Fund                          $ 336,381       0.55%
Value Fund                                  154,925       0.55%
Enhanced Index Core Equity Fund              74,353       0.50%
Enhanced Index Growth Fund                   50,715       0.50%
Enhanced Index Value Fund                    62,126       0.50%
Technology Fund                              58,593       1.00%
Small Capitalization Value Fund             217,834       0.70%
Small Company Opportunities Fund          1,526,567       1.00%
International Fund                           89,375       0.75%
Emerging Markets Fund                       164,221       1.25%
Fixed Income Fund                            52,569       0.40%
High Yield Fund                              63,924       0.50%

Babson has agreed to pay the Funds' operating expenses to the extent that a Fund's aggregate expenses exceed specified percentages of average daily net assets. For the six months ended April 30, 2002, the Fund expenses borne by Babson and the corresponding expense limitation percentages were as follows:

FUND                                        AMOUNT    PERCENTAGE
----                                        ------    ----------

Core Growth Fund                          $       -     0.80%
Value Fund                                   11,339     0.80%
Enhanced Index Core Equity Fund              51,452     0.70%
Enhanced Index Growth Fund                   56,165     0.70%
Enhanced Index Value Fund                    54,603     0.70%
Technology Fund                              53,563     1.30%
Small Capitalization Value Fund              45,327     0.85%
Small Company Opportunities Fund                  -     1.30%
International Fund                           66,989     1.00%
Emerging Markets Fund                        35,506     1.75%
Fixed Income Fund                            53,594     0.55%
High Yield Fund                              40,699     0.75%

Babson has entered into sub-advisory agreements with Babson-Stewart Ivory International ("BSII"), an affiliate of Babson, with respect to the management of the International Fund and the Emerging Markets Fund. Under the sub-advisory agreement, Babson pays BSII monthly fees at the effective annual rate of .375% and .875%, respectively, of the average daily net assets of the International Fund and Emerging Markets Fund.

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

The Funds pay no compensation directly to the Trustees who also are officers of the investment manager, nor to the officers of the Funds, all of whom receive remuneration for their services to the Funds from Babson.

4.   PORTFOLIO SECURITIES

Purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 2002 for each of the Funds were as follows:

                                                    PURCHASES
                                  ---------------------------------------------
FUND                              U.S. GOVERNMENT  NON-GOVERNMENT     TOTAL
----                              ---------------  --------------  ------------

Core Growth Fund                    $       --      $ 19,108,003   $ 19,108,003
Value Fund                                  --         9,966,442      9,966,442
Enhanced Index Core Equity Fund             --        19,219,652     19,219,652
Enhanced Index Growth Fund                  --         5,650,598      5,650,598
Enhanced Index Value Fund                   --        15,628,861     15,628,861
Technology Fund                             --         5,448,386      5,448,386
Small Capitalization Value Fund             --        16,819,531     16,819,531
Small Company Opportunities Fund            --       182,085,070    182,085,070
International Fund                          --         5,773,530      5,773,530
Emerging Markets Fund                       --         8,190,001      8,190,001
Fixed Income Fund                    4,512,627         7,457,012     11,969,639
High Yield Fund                             --        14,389,965     14,389,965

                                                     SALES
                                  --------------------------------------------
FUND                              U.S. GOVERNMENT  NON-GOVERNMENT     TOTAL
----                              ---------------  --------------  -----------

Core Growth Fund                    $       --      $17,430,192    $17,430,192
Value Fund                                  --        5,413,327      5,413,327
Enhanced Index Core Equity Fund             --       18,921,458     18,921,458
Enhanced Index Growth Fund                  --        5,493,406      5,493,406
Enhanced Index Value Fund                   --       14,620,079     14,620,079
Technology Fund                             --        5,117,001      5,117,001
Small Capitalization Value Fund             --       12,960,704     12,960,704
Small Company Opportunities Fund            --       67,293,447     67,293,447
International Fund                          --       23,970,143     23,970,143
Emerging Markets Fund                       --        7,804,758      7,804,758
Fixed Income Fund                    5,563,479        6,377,803     11,941,282
High Yield Fund                             --       11,009,622     11,009,622

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

At April 30, 2002, the cost and unrealized appreciation or depreciation in value of the investments owned by each Fund, as computed on a federal income tax basis, are as follows:

                                                 GROSS         GROSS      NET UNREALIZED
                                 AGGREGATE     UNREALIZED    UNREALIZED   APPRECIATION/
FUND                                COST      APPRECIATION  DEPRECIATION   DEPRECIATION
----                            ------------  ------------  ------------  --------------
Core Growth Fund                $138,155,511  $ 7,047,093   $20,400,746    $(13,353,653)
Value Fund                       56,730,228    14,944,900     3,089,641      11,855,259
Enhanced Index Core Equity
  Fund                           31,724,266     1,845,710     3,219,456      (1,373,746)
Enhanced Index Growth Fund       22,803,694     1,211,446     4,024,666      (2,813,220)
Enhanced Index Value Fund        26,454,610     2,132,613     1,569,113         563,500
Technology Fund                  16,718,377       759,079     6,862,784      (6,103,705)
Small Capitalization Value
  Fund                           79,412,747    12,633,927     2,333,370      10,300,557
Small Company Opportunities
  Fund                          383,355,674    58,312,039     9,790,283      48,521,756
International Fund               18,605,162     1,335,536     1,138,213         197,323
Emerging Markets Fund            29,639,748     4,842,860     3,457,189       1,385,671
Fixed Income Fund                28,437,483       499,213       404,611          94,602
High Yield Fund                  28,091,592       962,295       832,122         130,173

5.   SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
CORE GROWTH FUND                             2002        2001
----------------                          ----------  -----------

Shares sold                               2,091,098    5,416,327
Shares issued in reinvestment of
  distributions                           10,191       1,400,189
Redemptions                               (1,837,301) (4,055,856)
                                          ----------  ----------
Net increase                              263,988      2,760,660
                                          ==========  ==========

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
VALUE FUND                                   2002        2001
----------                                ----------  -----------

Shares sold                                 903,904    1,303,992
Shares issued in reinvestment of
  distributions                              53,373       82,203
Redemptions                                (493,426)  (1,655,092)
                                           --------   ----------
Net increase (decrease)                     463,851     (268,897)
                                           ========   ==========

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
ENHANCED INDEX CORE EQUITY FUND              2002        2001
-------------------------------           ----------  -----------

Shares sold                               109,906        313,264
Shares issued in reinvestment of
  distributions                           21,306         704,190
Redemptions                               (98,936)      (782,078)
                                          ----------  ----------
Net increase                              32,276         235,376
                                          ==========  ==========

                                                         PERIOD FROM
                                          SIX MONTHS  DECEMBER 19, 2000
                                            ENDED      (COMMENCEMENT OF
                                          APRIL 30,     OPERATIONS) TO
ENHANCED INDEX GROWTH FUND                   2002      OCTOBER 31, 2001
--------------------------                ----------  -----------------

Shares sold                                 10,617        2,515,205
Shares issued in reinvestment of
  distributions                              2,336               --
Redemptions                                   (300)          (9,834)
                                            ------        ---------
Net increase                                12,653        2,505,371
                                            ======        =========

                                                         PERIOD FROM
                                          SIX MONTHS  DECEMBER 19, 2000
                                            ENDED      (COMMENCEMENT OF
                                          APRIL 30,     OPERATIONS) TO
ENHANCED INDEX VALUE FUND                    2002      OCTOBER 31, 2001
-------------------------                 ----------  -----------------

Shares sold                                 47,896        2,501,253
Shares issued in reinvestment of
  distributions                             34,536                -
Redemptions                                   (720)              (5)
                                            ------        ---------
Net increase                                81,712        2,501,248
                                            ======        =========

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
TECHNOLOGY FUND                              2002        2001
---------------                           ----------  -----------

Shares sold                                  8,793      52,575
Shares issued in reinvestment of
  distributions                                 --       4,632
Redemptions                                (24,700)         --
                                           -------      ------
Net increase (decrease)                    (15,907)     57,207
                                           =======      ======

                                                         PERIOD FROM
                                          SIX MONTHS  DECEMBER 19, 2000
                                            ENDED      (COMMENCEMENT OF
                                          APRIL 30,     OPERATIONS) TO
SMALL CAPITALIZATION VALUE FUND              2002      OCTOBER 31, 2001
-------------------------------           ----------  -----------------

Shares sold                               1,511,101        7,227,267
Shares issued in reinvestment of
  distributions                           173,591              4,085
Redemptions                               (1,390,697)     (1,119,169)
                                          ----------      ----------
Net increase                              293,995          6,112,183
                                          ==========      ==========

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
SMALL COMPANY OPPORTUNITIES FUND             2002        2001
--------------------------------          ----------  -----------

Shares sold                               13,687,745   20,279,185
Shares issued in reinvestment of
  distributions                           1,319,742       669,993
Redemptions                               (3,904,082) (11,761,447)
                                          ----------  -----------
Net increase                              11,103,405    9,187,731
                                          ==========  ===========

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
INTERNATIONAL FUND                           2002        2001
------------------                        ----------  -----------

Shares sold                               349,935      1,346,725
Shares issued in reinvestment of
  distributions                           21,435       1,059,014
Redemptions                               (3,925,961)   (765,464)
                                          ----------   ---------
Net increase (decrease)                   (3,554,591)  1,640,275
                                          ==========   =========

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
EMERGING MARKETS FUND                        2002        2001
---------------------                     ----------  -----------

Shares sold                                 17,214       12,102
Shares issued in reinvestment of
  distributions                             14,014      437,194
Redemptions                                     --      (79,265)
                                            ------      -------
Net increase                                31,228      370,031
                                            ======      =======

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
FIXED INCOME FUND                            2002        2001
-----------------                         ----------  -----------

Shares sold                                  74,808     173,857
Shares issued in reinvestment of
  distributions                              61,447     147,700
Redemptions                                (180,380)   (940,251)
                                           --------    --------
Net decrease                                (44,125)   (618,694)
                                           ========    ========

                                          SIX MONTHS     YEAR
                                            ENDED        ENDED
                                          APRIL 30,   OCTOBER 31,
HIGH YIELD FUND                              2002        2001
---------------                           ----------  -----------

Shares sold                                 88,492       10,615
Shares issued in reinvestment of
  distributions                            134,597      221,688
                                           -------      -------
Net increase                               223,089      232,303
                                           =======      =======

THE DLB FUND GROUP

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

6.   SECURITY LENDING

As of April 30, 2002, the Funds had loaned securities which were collateralized by short term investments. The value of the securities on loan and the value of the related collateral were as follows:

FUND                                   VALUE OF SECURITIES  VALUE OF COLLATERAL
----                                   -------------------  -------------------

Core Growth Fund                           $ 8,976,903          $ 9,278,500
Value Fund                                   3,910,361            4,015,935
Enhanced Index Core Equity Fund              1,330,291            1,394,065
Enhanced Index Growth Fund                     993,391            1,046,934
Enhanced Index Value Fund                      984,884            1,030,542
Technology Fund                                590,277              631,120
Small Capitalization Value Fund             10,588,814           11,032,916
Small Company Opportunities Fund            19,048,376           19,810,399
International Fund                           1,051,926            1,108,895
Emerging Markets Fund                        2,109,722            2,219,514
Fixed Income Fund                            2,557,523            2,616,830
High Yield Fund                              1,924,677            1,977,080

7.   DELAYED DELIVERY COMMITMENTS

As of April 30, 2002, the Fixed Income Fund had the following delayed delivery commitments outstanding:

                                             SETTLEMENT    PAYABLE
TYPE               SECURITY                     DATE        AMOUNT
----  -----------------------------------  --------------  --------

      Government National Mortgage
Buy   Association, 6.0%, 2029                 05/21/02     $281,392

8.   RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

THE DLB FUND GROUP

TRUSTEES TABLE

The following table lists the Trust's Trustees and officers; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of the portfolios they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, upon request by calling 1-877-766-0014 or by writing The DLB Fund Group, c/o David L. Babson & Company Inc., Attn: The DLB Fund Group Coordinator, One Memorial Drive, Cambridge, Massachusetts, 02142-1300.

INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------
                                                                    Number of
                             Term of                                Portfolios in
                             Office(2)                              Fund
Name,        Position(s)     and Length                             Complex
Address(1),  Held with       of Time     Principal Occupation(s)    Overseen by    Other Directorships
and Age      Trust           Served      During Past 5 Years        Trustee        Held by Trustee

------------------------------------------------------------------------------------------------------
KEVIN M.     Trustee         Since 1999  Managing Director and           12        None
MCCLINTOCK(3)                            Director, David L.
Age: 40                                  Babson & Company Inc.
                                         (1999-present); Managing
                                         Director, Babson-Stewart
                                         Ivory International
                                         (1999-present); Director
                                         of Equities and Fixed
                                         Income, Dreyfus
                                         Corporation (1995-1999)

DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------
                                                                    Number of
                             Term of                                Portfolios in
                             Office(2)                              Fund
Name,        Position(s)     and Length                             Complex
Address(1),  Held with       of Time     Principal Occupation(s)    Overseen by    Other Directorships
and Age      Trust           Served      During Past 5 Years        Trustee(4)     Held by Trustee

------------------------------------------------------------------------------------------------------
CHARLES      Trustee         Since 1994  Retired; former Director        12        None
HUGEL                                    of Eldorado
Age: 73                                  Bancshares, Inc.
                                         (1995-2001); Director,
                                         Pitney Bowes, Inc.
                                         (1987-1999); former
                                         Chairman of the Board of
                                         Trustees, Lafayette
                                         College (1986-1994)

STEVEN A.    Trustee         Since 2002  Executive Director,             12        None
KANDARIAN                                Pension Benefit Guaranty
Age: 50                                  Corp. (2001-present);
                                         Managing Director, Orion
                                         Partners, L.P.
                                         (1993-2001)

RICHARD      Trustee         Since 1994  Retired; Currently sits         12        None
NENNEMAN                                 on boards of various
Age: 72                                  civic associations

THE DLB FUND GROUP

DISINTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------
                                                                    Number of
                             Term of                                Portfolios in
                             Office(2)                              Fund
Name,        Position(s)     and Length                             Complex
Address(1),  Held with       of Time     Principal Occupation(s)    Overseen by    Other Directorships
and Age      Trust           Served      During Past 5 Years        Trustee(4)     Held by Trustee

------------------------------------------------------------------------------------------------------
RICHARD      Trustee         Since 1995  Chairman and CEO of             13        Director, Superior
PHELPS(5)                                Phelps Industries, Inc.                   Pet Products, Ltd.
Age: 73                                                                            (U.K.); Director,
                                                                                   Brisbane Bandits
                                                                                   Baseball Company;
                                                                                   Director, Bio-Comp
                                                                                   Corp.; Director of
                                                                                   Babson-Stewart
                                                                                   Ivory International
                                                                                   Fund; Member, Board
                                                                                   of Overseers, Tufts
                                                                                   University School
                                                                                   of Veterinary
                                                                                   Medicine and Dean's
                                                                                   Council, Harvard
                                                                                   Graduate School of
                                                                                   Education


(1) The address of each Trustee is the same as that for the Trust; One Memorial Drive, Cambridge, Massachusetts 02142.
(2) Each Trustee serves for an indefinite term, until his or her successor is elected.
(3) Mr. McClintock is an "Interested Person" as that term is defined in the 1940 Act, through his employment with the Funds' investment adviser, and his affiliation with Babson-Stewart Ivory International, subadviser to the International Fund and the Emerging Markets Fund.
(4) The Babson-Stewart Ivory International Fund is deemed to be a part of the Fund complex because its subadviser, Babson-Stewart Ivory International, is affiliated with the investment adviser to the Funds, and serves as sub-adviser to the International Fund and the Emerging Markets Fund.
(5) Since May 1989, Mr. Phelps has also served as Trustee of the Babson-Stewart Ivory International Fund, which is subadvised by Babson-Stewart Ivory International, subadviser to the International Fund and the Emerging Markets Fund.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------
                             Term of
                             Office(2)
Name,        Position(s)     and Length
Address(1),  Held with       of Time     Principal Occupation(s)
and Age      Trust           Served      During Past 5 Years

----------------------------------------------------------------------------
FRANK L.     President       Since 1999  Managing Director, Chief
TARANTINO                                Administrative Officer and Director
Age: 58                                  of David L. Babson & Company Inc.
                                         (1997-present); Director, President
                                         and Clerk of Babson Securities
                                         Corporation (1997-present).

DEANNE B.    Treasurer       Since 1996  Managing Director and Treasurer of
DUPONT                                   David L. Babson & Company Inc.
Age: 48

MARY ELLEN   Vice President  Since 1999  Managing Director of David L.
WESNESKI                                 Babson & Company Inc.
Age: 51                                  (1999-present); Senior Manager,
                                         Deloitte & Touche LLP (1996-1999)

JOHN E.      Clerk           Since 1999  Second Vice President and Associate
DEITELBAUM                               General Counsel, MassMutual
Age: 33                                  (2000-present); Assistant Clerk,
                                         Babson Securities Corp.
                                         (1999-present); Counsel
                                         (2000-present), Assistant Clerk
                                         (1999-present), Vice President and
                                         General Counsel (1998-1999), David
                                         L. Babson & Company Inc.; Counsel,
                                         MassMutual (1996-1998)




(1) The address of each Principal Officer is the same as that for the Trust; One Memorial Drive, Cambridge, Massachusetts 02142.
(2) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

THE DLB FUND GROUP

SHAREHOLDER MEETING

A Special Meeting of the Shareholders of the the DLB Core Growth Fund, the DLB Value Fund, the DLB Enhanced Index Core Equity Fund, the DLB Enhanced Index Growth Fund, the DLB Enhanced Index Value Fund, the DLB Technology Fund, the DLB Small Capitalization Value Fund, the DLB Small Company Opportunities Fund, the DLB Stewart Ivory International Fund, the DLB Stewart Ivory Emerging Markets Fund, DLB Fixed Income Fund and the DLB High Yield Fund, each a series of The DLB Fund Group (the "Trust"), was held on January 10, 2002 to elect nominees Kevin M. McClintock and Steven A. Kandarian as Trustees of the Trust. Charles Hugel, Richard Nenneman and Richard Phelps continued on as Trustees of the Trust after the meeting. Pursuant to the Bylaws of the Trust, the Trust's Shareholders voted together as a single class on these proposals. The following is a report on the votes cast in person or in proxy at the Special Meeting:

-----------------------------------------------------------------------
                                                              Withhold/
                                     For             Against  Abstain

-----------------------------------------------------------------------
Kevin M. McClintock                  48,778,837.087      0          0

Steven A. Kandarian                  48,778,837.087      0          0
-----------------------------------------------------------------------